Schwab Strategic Trust
Schwab Fundamental U.S. Broad Market ETF

Portfolio Holdings as of November 30, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 1.6%
Adient PLC *	6,578	126,495
American Axle & Manufacturing Holdings, Inc. *	5,483	36,243
Aptiv PLC *	3,323	184,526
Autoliv, Inc.	1,337	132,523
BorgWarner, Inc.	12,538	430,304
Cooper-Standard Holdings, Inc. *	1,505	23,237
Dana, Inc.	13,703	137,030
Dorman Products, Inc. *	580	81,188
Ford Motor Co.	246,544	2,744,035
Fox Factory Holding Corp. *	951	30,888
General Motors Co.	113,175	6,291,398
Gentex Corp.	7,298	223,027
Gentherm, Inc. *	1,037	43,658
Goodyear Tire & Rubber Co. *	35,302	379,143
Harley-Davidson, Inc.	5,436	182,813
LCI Industries	1,030	124,434
Lear Corp.	4,335	424,136
Modine Manufacturing Co. *	783	106,324
Patrick Industries, Inc.	848	113,963
Phinia, Inc.	2,070	116,086
Standard Motor Products, Inc.	568	18,676
Stoneridge, Inc. *	757	5,193
Tesla, Inc. *	7,360	2,540,378
Thor Industries, Inc.	3,271	365,044
Visteon Corp. *	640	59,757
Winnebago Industries, Inc.	1,772	103,733
		15,024,232

Banks 7.8%
1st Source Corp.	169	10,966
Ameris Bancorp	1,197	84,125
Associated Banc-Corp.	5,223	139,402
Atlantic Union Bankshares Corp.	1,011	42,897
Axos Financial, Inc. *	830	68,765
BancFirst Corp.	125	15,785
Bancorp, Inc. *	93	5,434
Bank of America Corp.	232,947	11,067,312
Bank of Hawaii Corp.	1,129	89,168
Bank of NT Butterfield & Son Ltd.	779	29,547
Bank OZK	2,608	130,322
BankUnited, Inc.	4,495	189,105
Banner Corp.	1,047	78,096
BOK Financial Corp.	605	71,916
Brookline Bancorp, Inc.	1,382	17,399
Cadence Bank	3,721	142,105
Capitol Federal Financial, Inc.	2,956	19,746
Cathay General Bancorp	2,050	106,620
Central Pacific Financial Corp.	633	20,205
Citigroup, Inc.	133,263	9,444,349
Citizens Financial Group, Inc.	18,586	894,730
City Holding Co.	240	31,517
Columbia Banking System, Inc.	3,967	123,017
Comerica, Inc.	7,939	573,593
Commerce Bancshares, Inc.	1,864	137,470
Community Financial System, Inc.	1,024	70,892
SECURITY	NUMBER OF SHARES	VALUE ($)
ConnectOne Bancorp, Inc.	452	12,430
Credicorp Ltd.	1,083	200,864
Cullen/Frost Bankers, Inc.	1,030	144,839
Customers Bancorp, Inc. *	764	43,128
CVB Financial Corp.	3,274	76,677
Eagle Bancorp, Inc.	660	19,378
East West Bancorp, Inc.	2,551	279,794
Eastern Bankshares, Inc.	2,386	44,475
Enterprise Financial Services Corp.	690	41,807
Fifth Third Bancorp	22,081	1,061,213
First BanCorp	1,706	35,280
First Bancorp/Southern Pines NC	650	30,745
First Busey Corp.	1,580	42,170
First Citizens BancShares, Inc., Class A	87	199,665
First Commonwealth Financial Corp.	2,151	40,503
First Financial Bancorp	2,571	75,922
First Financial Bankshares, Inc.	1,409	58,727
First Hawaiian, Inc.	4,611	127,310
First Horizon Corp.	13,567	286,671
First Interstate BancSystem, Inc., Class A	2,095	73,262
First Merchants Corp.	1,370	59,937
Flagstar Financial, Inc.	11,296	135,213
FNB Corp.	8,800	150,920
Fulton Financial Corp.	4,133	89,190
Glacier Bancorp, Inc.	1,963	113,638
Hancock Whitney Corp.	2,157	128,083
Hanmi Financial Corp.	557	14,733
Heartland Financial USA, Inc.	952	64,327
Heritage Financial Corp.	627	16,584
Hilltop Holdings, Inc.	2,108	66,718
Home BancShares, Inc.	2,123	67,426
HomeStreet, Inc. *	1,517	18,022
Hope Bancorp, Inc.	5,612	76,435
Huntington Bancshares, Inc.	35,670	642,417
Independent Bank Corp.	783	56,681
Independent Bank Group, Inc.	886	59,291
International Bancshares Corp.	1,017	74,373
JPMorgan Chase & Co.	69,262	17,296,107
Kearny Financial Corp.	1,213	9,607
KeyCorp	44,064	858,367
Lakeland Financial Corp.	342	25,123
M&T Bank Corp.	4,103	902,619
NBT Bancorp, Inc.	1,017	50,972
Nicolet Bankshares, Inc.	46	5,124
Northwest Bancshares, Inc.	3,573	52,452
OceanFirst Financial Corp.	806	16,668
OFG Bancorp	457	20,757
Old National Bancorp	5,025	116,379
Pacific Premier Bancorp, Inc.	2,562	72,761
Park National Corp.	274	52,159
Pathward Financial, Inc.	600	50,328
Pinnacle Financial Partners, Inc.	1,217	154,693
PNC Financial Services Group, Inc.	12,094	2,596,824
Popular, Inc.	1,488	147,848
Premier Financial Corp.	579	16,044
Prosperity Bancshares, Inc.	1,791	149,960
Provident Financial Services, Inc.	3,133	66,169
Regions Financial Corp.	26,752	729,260
Renasant Corp.	758	28,516
S&T Bancorp, Inc.	937	40,094
Sandy Spring Bancorp, Inc.	1,712	64,508

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Seacoast Banking Corp. of Florida	601	18,006
ServisFirst Bancshares, Inc.	252	24,137
Simmons First National Corp., Class A	4,169	101,974
Southside Bancshares, Inc.	462	16,225
SouthState Corp.	603	66,746
Synovus Financial Corp.	4,224	241,064
Texas Capital Bancshares, Inc. *	1,071	94,730
Tompkins Financial Corp.	184	14,041
Towne Bank	1,557	57,033
TriCo Bancshares	340	16,436
Truist Financial Corp.	40,635	1,937,477
Trustmark Corp.	1,864	72,901
U.S. Bancorp	52,559	2,800,869
UMB Financial Corp.	834	104,659
United Bankshares, Inc.	2,785	117,722
United Community Banks, Inc.	1,941	65,625
Valley National Bancorp	12,573	133,777
Veritex Holdings, Inc.	1,496	45,493
WaFd, Inc.	2,771	101,363
Washington Trust Bancorp, Inc.	375	13,927
Webster Financial Corp.	2,711	167,486
Wells Fargo & Co.	153,161	11,666,273
WesBanco, Inc.	1,831	64,708
Westamerica BanCorp	254	14,536
Western Alliance Bancorp	1,923	180,012
Wintrust Financial Corp.	1,093	150,845
WSFS Financial Corp.	1,070	64,221
Zions Bancorp NA	8,177	494,872
		70,703,828

Capital Goods 7.2%
3M Co.	21,891	2,923,105
A.O. Smith Corp.	2,484	185,033
AAON, Inc.	447	60,944
AAR Corp. *	1,171	81,408
Acuity Brands, Inc.	1,071	343,459
Advanced Drainage Systems, Inc.	606	81,986
AECOM	3,473	406,237
AerCap Holdings NV	1,530	152,021
AGCO Corp.	2,805	283,894
Air Lease Corp.	3,355	170,770
Alamo Group, Inc.	228	45,589
Albany International Corp., Class A	743	61,595
Allegion PLC	699	98,447
Allison Transmission Holdings, Inc.	3,567	422,689
Ameresco, Inc., Class A *	79	2,225
American Woodmark Corp. *	911	82,701
AMETEK, Inc.	2,265	440,271
API Group Corp. *	2,393	90,408
Apogee Enterprises, Inc.	1,060	89,263
Applied Industrial Technologies, Inc.	659	181,040
Arcosa, Inc.	1,194	129,716
Argan, Inc.	228	35,554
Armstrong World Industries, Inc.	947	151,359
Astec Industries, Inc.	581	22,432
Atkore, Inc.	885	83,464
AZEK Co., Inc. *	1,122	59,601
AZZ, Inc.	771	71,811
Barnes Group, Inc.	2,249	105,343
Beacon Roofing Supply, Inc. *	1,797	203,097
BlueLinx Holdings, Inc. *	527	66,244
Boeing Co. *	6,549	1,017,977
Boise Cascade Co.	2,113	311,879
Builders FirstSource, Inc. *	2,607	486,127
BWX Technologies, Inc.	1,258	164,609
Carlisle Cos., Inc.	870	397,329
Carrier Global Corp.	13,260	1,025,926
Caterpillar, Inc.	8,735	3,547,371
SECURITY	NUMBER OF SHARES	VALUE ($)
Chart Industries, Inc. *	208	40,196
CNH Industrial NV	17,508	219,900
Columbus McKinnon Corp.	929	36,500
Comfort Systems USA, Inc.	358	176,591
Construction Partners, Inc., Class A *	568	57,714
Core & Main, Inc., Class A *	1,702	82,632
Crane Co.	791	144,025
CSW Industrials, Inc.	121	51,109
Cummins, Inc.	4,344	1,629,174
Curtiss-Wright Corp.	615	229,782
Deere & Co.	4,789	2,231,195
DNOW, Inc. *	6,513	98,021
Donaldson Co., Inc.	2,336	182,325
Douglas Dynamics, Inc.	383	9,916
Dover Corp.	2,589	533,075
Ducommun, Inc. *	199	13,333
DXP Enterprises, Inc. *	341	24,985
Dycom Industries, Inc. *	833	150,906
Eaton Corp. PLC	5,191	1,948,805
EMCOR Group, Inc.	1,028	524,403
Emerson Electric Co.	11,007	1,459,528
Enerpac Tool Group Corp.	680	32,817
EnerSys	1,243	120,148
Enpro, Inc.	360	68,076
Esab Corp.	878	113,332
ESCO Technologies, Inc.	397	58,919
Everus Construction Group, Inc. *	1,716	109,241
Fastenal Co.	7,509	627,452
Federal Signal Corp.	788	76,759
Flowserve Corp.	3,138	191,481
Fluor Corp. *	4,528	254,157
Fortive Corp.	3,640	288,761
Fortune Brands Innovations, Inc.	3,935	308,111
Franklin Electric Co., Inc.	757	81,983
FTAI Aviation Ltd.	928	156,665
Gates Industrial Corp. PLC *	4,927	109,182
GATX Corp.	939	154,146
GE Vernova, Inc. *	1,122	374,883
Generac Holdings, Inc. *	1,095	206,079
General Dynamics Corp.	5,828	1,655,210
General Electric Co.	7,064	1,286,778
Gibraltar Industries, Inc. *	809	58,604
Global Industrial Co.	81	2,288
GMS, Inc. *	1,355	135,974
Graco, Inc.	1,957	178,244
GrafTech International Ltd. *	18,928	37,099
Granite Construction, Inc.	1,618	160,781
Great Lakes Dredge & Dock Corp. *	1,855	23,429
Greenbrier Cos., Inc.	1,947	132,396
Griffon Corp.	798	67,271
H&E Equipment Services, Inc.	1,259	75,213
Hayward Holdings, Inc. *	1,875	30,300
HEICO Corp.	547	149,533
Helios Technologies, Inc.	505	26,422
Herc Holdings, Inc.	805	186,760
Hexcel Corp.	1,740	110,299
Hillenbrand, Inc.	2,059	70,068
Hillman Solutions Corp. *	4,376	49,886
Honeywell International, Inc.	13,261	3,088,885
Howmet Aerospace, Inc.	4,823	570,947
Hubbell, Inc.	660	303,659
Huntington Ingalls Industries, Inc.	1,338	264,817
IDEX Corp.	945	217,945
Illinois Tool Works, Inc.	4,618	1,281,587
Ingersoll Rand, Inc.	2,688	280,009
ITT, Inc.	1,486	231,994
JELD-WEN Holding, Inc. *	7,251	78,963
John Bean Technologies Corp.	664	83,677
Johnson Controls International PLC	15,844	1,328,678

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Kadant, Inc.	141	58,203
Kennametal, Inc.	4,018	115,317
Kratos Defense & Security Solutions, Inc. *	1,396	37,818
L3Harris Technologies, Inc.	5,345	1,316,206
Lennox International, Inc.	366	244,170
Leonardo DRS, Inc. *	903	31,397
Lincoln Electric Holdings, Inc.	807	176,313
Lindsay Corp.	220	29,209
Lockheed Martin Corp.	5,607	2,968,402
Manitowoc Co., Inc. *	1,413	15,020
Masco Corp.	5,484	441,791
MasTec, Inc. *	2,027	292,010
Masterbrand, Inc. *	4,665	80,705
McGrath RentCorp	474	57,757
Mercury Systems, Inc. *	1,093	44,955
Middleby Corp. *	1,051	150,703
Moog, Inc., Class A	678	150,021
MRC Global, Inc. *	2,450	34,227
MSC Industrial Direct Co., Inc., Class A	1,612	138,439
Mueller Industries, Inc.	3,151	254,506
Mueller Water Products, Inc., Class A	3,357	84,059
MYR Group, Inc. *	471	74,371
National Presto Industries, Inc.	104	8,291
Nordson Corp.	635	165,729
Northrop Grumman Corp.	3,251	1,591,852
nVent Electric PLC	2,476	193,896
Oshkosh Corp.	2,688	305,384
Otis Worldwide Corp.	4,109	423,145
Owens Corning	2,755	566,483
PACCAR, Inc.	10,839	1,268,163
Parker-Hannifin Corp.	1,484	1,043,104
Pentair PLC	2,912	317,379
Primoris Services Corp.	901	75,423
Proto Labs, Inc. *	534	21,995
Quanex Building Products Corp.	1,501	44,670
Quanta Services, Inc.	1,812	624,270
RBC Bearings, Inc. *	191	64,006
Regal Rexnord Corp.	1,480	255,611
Resideo Technologies, Inc. *	7,938	215,755
REV Group, Inc.	1,754	54,409
Rockwell Automation, Inc.	1,663	490,818
RTX Corp.	23,280	2,836,202
Rush Enterprises, Inc., Class A	3,319	205,612
Sensata Technologies Holding PLC	5,102	163,978
Shyft Group, Inc.	1,014	14,297
Simpson Manufacturing Co., Inc.	587	110,591
SiteOne Landscape Supply, Inc. *	676	103,597
Snap-on, Inc.	1,279	472,834
Spirit AeroSystems Holdings, Inc., Class A *	3,598	116,431
SPX Technologies, Inc. *	382	67,400
Standex International Corp.	225	46,775
Stanley Black & Decker, Inc.	6,418	574,090
Sterling Infrastructure, Inc. *	380	73,891
Stratasys Ltd. *	1,064	10,236
Sunrun, Inc. *	1,054	12,153
Tennant Co.	450	39,767
Terex Corp.	2,190	119,990
Textron, Inc.	5,476	468,910
Thermon Group Holdings, Inc. *	134	4,229
Timken Co.	1,916	148,394
Titan International, Inc. *	413	3,023
Titan Machinery, Inc. *	576	8,899
Toro Co.	1,863	162,230
TPI Composites, Inc. *	2,825	5,763
Trane Technologies PLC	1,257	523,189
TransDigm Group, Inc.	417	522,488
Trex Co., Inc. *	1,100	82,533
Trinity Industries, Inc.	3,319	125,126
Tutor Perini Corp. *	4,771	129,676
SECURITY	NUMBER OF SHARES	VALUE ($)
UFP Industries, Inc.	2,356	320,180
United Rentals, Inc.	1,281	1,109,346
Valmont Industries, Inc.	467	162,451
Vertiv Holdings Co.	1,232	157,203
Wabash National Corp.	2,578	51,122
Watsco, Inc.	540	297,864
Watts Water Technologies, Inc., Class A	405	87,395
WESCO International, Inc.	1,707	361,150
Westinghouse Air Brake Technologies Corp.	2,678	537,260
WillScot Holdings Corp. *	1,765	67,494
Woodward, Inc.	931	167,878
WW Grainger, Inc.	571	688,249
Xylem, Inc.	2,169	274,921
Zurn Elkay Water Solutions Corp.	1,121	44,638
		65,432,384

Commercial & Professional Services 1.4%
ABM Industries, Inc.	3,441	196,722
ACCO Brands Corp.	4,760	27,703
Alight, Inc., Class A *	6,694	53,552
Amentum Holdings, Inc. *	3,092	75,290
Automatic Data Processing, Inc.	4,076	1,251,047
Barrett Business Services, Inc.	400	17,164
Booz Allen Hamilton Holding Corp., Class A	1,775	263,019
Brady Corp., Class A	560	41,938
BrightView Holdings, Inc. *	2,569	43,930
Brink's Co.	965	93,325
Broadridge Financial Solutions, Inc.	1,272	300,217
CACI International, Inc., Class A *	528	242,817
Casella Waste Systems, Inc., Class A *	343	38,831
CBIZ, Inc. *	672	55,494
Cimpress PLC *	315	25,295
Cintas Corp.	3,171	715,980
Clarivate PLC *	2,218	12,709
Clean Harbors, Inc. *	675	175,561
Concentrix Corp.	2,120	95,294
Conduent, Inc. *	7,404	27,617
Copart, Inc. *	3,913	248,045
CoreCivic, Inc. *	8,512	190,073
CRA International, Inc.	72	14,042
CSG Systems International, Inc.	962	52,727
Dayforce, Inc. *	168	13,438
Deluxe Corp.	2,080	48,194
Dun & Bradstreet Holdings, Inc.	6,600	83,820
Ennis, Inc.	704	15,016
Enviri Corp. *	3,059	22,637
Equifax, Inc.	944	246,913
ExlService Holdings, Inc. *	1,948	90,309
Exponent, Inc.	438	43,235
FTI Consulting, Inc. *	612	123,942
Genpact Ltd.	5,027	232,046
GEO Group, Inc. *	10,383	296,019
Healthcare Services Group, Inc. *	3,038	37,489
Heidrick & Struggles International, Inc.	418	19,287
HNI Corp.	2,081	117,889
Huron Consulting Group, Inc. *	330	40,527
ICF International, Inc.	383	53,072
Insperity, Inc.	555	43,762
Interface, Inc.	1,828	48,533
Jacobs Solutions, Inc.	3,123	441,061
KBR, Inc.	2,431	147,878
Kelly Services, Inc., Class A	2,652	38,852
Kforce, Inc.	839	50,332
Korn Ferry	1,739	136,233
Leidos Holdings, Inc.	3,646	603,048
ManpowerGroup, Inc.	5,740	369,484
Matthews International Corp., Class A	598	18,036
Maximus, Inc.	1,686	125,607

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
MillerKnoll, Inc.	3,620	91,007
MSA Safety, Inc.	359	62,398
NV5 Global, Inc. *	1,121	24,393
OPENLANE, Inc. *	4,620	93,324
Parsons Corp. *	671	64,356
Paychex, Inc.	3,581	523,793
Paycom Software, Inc.	287	66,561
Pitney Bowes, Inc.	7,697	62,038
Republic Services, Inc.	2,493	544,222
Resources Connection, Inc.	1,091	9,208
Robert Half, Inc.	4,434	330,821
Rollins, Inc.	1,867	93,966
Science Applications International Corp.	1,622	201,534
SS&C Technologies Holdings, Inc.	4,039	312,376
Steelcase, Inc., Class A	7,243	97,563
Tetra Tech, Inc.	3,067	127,311
TransUnion	2,245	227,867
TriNet Group, Inc.	740	69,138
TrueBlue, Inc. *	1,917	14,416
TTEC Holdings, Inc.	823	4,263
UniFirst Corp.	551	110,679
Veralto Corp.	1,373	148,545
Verisk Analytics, Inc.	1,253	368,645
Verra Mobility Corp. *	1,267	29,977
Vestis Corp.	7,550	121,404
VSE Corp.	145	17,003
Waste Management, Inc.	5,662	1,292,182
		12,874,041

Consumer Discretionary Distribution & Retail 4.5%
1-800-Flowers.com, Inc., Class A *	1,241	10,089
Abercrombie & Fitch Co., Class A *	1,509	225,882
Academy Sports & Outdoors, Inc.	3,170	156,122
Advance Auto Parts, Inc.	5,393	223,001
A-Mark Precious Metals, Inc.	1,097	33,239
Amazon.com, Inc. *	60,874	12,655,096
American Eagle Outfitters, Inc.	7,141	137,393
America's Car-Mart, Inc. *	141	6,509
Arko Corp.	1,514	10,840
Asbury Automotive Group, Inc. *	891	231,509
AutoNation, Inc. *	2,436	435,776
AutoZone, Inc. *	155	491,279
Bath & Body Works, Inc.	7,145	258,935
Best Buy Co., Inc.	14,467	1,302,030
Beyond, Inc. *	1,388	8,731
Boot Barn Holdings, Inc. *	474	65,004
Buckle, Inc.	1,322	68,863
Burlington Stores, Inc. *	830	233,960
Caleres, Inc.	1,177	36,569
Camping World Holdings, Inc., Class A	1,583	38,689
CarMax, Inc. *	6,820	572,675
Children's Place, Inc. *(a)	769	12,242
Citi Trends, Inc. *	574	11,451
ContextLogic, Inc., Class A *	3,071	21,958
Coupang, Inc., Class A *	2,636	66,849
Designer Brands, Inc., Class A	2,305	11,433
Dick's Sporting Goods, Inc.	1,655	342,982
Dillard's, Inc., Class A	163	72,229
eBay, Inc.	22,648	1,433,392
Etsy, Inc. *	1,424	78,121
Five Below, Inc. *	700	64,890
Floor & Decor Holdings, Inc., Class A *	795	89,207
Foot Locker, Inc. *	10,717	269,533
GameStop Corp., Class A *	7,257	210,816
Gap, Inc.	13,494	327,229
Genesco, Inc. *	792	26,603
Genuine Parts Co.	3,287	416,562
Group 1 Automotive, Inc.	1,031	439,000
SECURITY	NUMBER OF SHARES	VALUE ($)
Guess?, Inc.	2,150	35,389
Haverty Furniture Cos., Inc.	576	13,599
Home Depot, Inc.	16,230	6,964,780
Kohl's Corp. (a)	28,455	425,971
Leslie's, Inc. *	1,240	2,852
Lithia Motors, Inc.	1,600	619,040
LKQ Corp.	11,448	449,792
Lowe's Cos., Inc.	13,137	3,578,913
Macy's, Inc.	29,469	478,577
MarineMax, Inc. *	917	31,471
MercadoLibre, Inc. *	20	39,703
Monro, Inc.	726	20,415
Murphy USA, Inc.	659	361,000
National Vision Holdings, Inc. *	3,935	47,613
Nordstrom, Inc.	7,850	178,273
ODP Corp. *	5,022	128,965
Ollie's Bargain Outlet Holdings, Inc. *	1,076	106,470
OneWater Marine, Inc., Class A *	189	4,194
O'Reilly Automotive, Inc. *	712	885,173
Penske Automotive Group, Inc.	1,072	178,531
Petco Health & Wellness Co., Inc. *	3,776	16,124
PetMed Express, Inc. *	1,146	5,306
Pool Corp.	510	192,316
Qurate Retail, Inc. *	217,180	101,510
RH *	292	112,461
Ross Stores, Inc.	4,201	650,609
Sally Beauty Holdings, Inc. *	9,067	126,303
Shoe Carnival, Inc.	503	16,981
Signet Jewelers Ltd.	1,478	148,096
Sleep Number Corp. *	2,353	35,295
Sonic Automotive, Inc., Class A	1,373	94,929
Sportsman's Warehouse Holdings, Inc. *	1,771	3,790
Stitch Fix, Inc., Class A *	4,970	23,657
TJX Cos., Inc.	15,310	1,924,314
Tractor Supply Co.	1,679	476,282
Ulta Beauty, Inc. *	699	270,261
Upbound Group, Inc.	2,655	91,305
Urban Outfitters, Inc. *	2,990	145,703
Valvoline, Inc. *	2,498	99,196
Victoria's Secret & Co. *	5,020	194,977
Wayfair, Inc., Class A *	743	34,356
Williams-Sonoma, Inc.	2,728	469,271
Zumiez, Inc. *	1,020	22,511
		40,902,962

Consumer Durables & Apparel 1.7%
Acushnet Holdings Corp.	759	55,490
Beazer Homes USA, Inc. *	852	29,777
Brunswick Corp.	2,852	229,615
Capri Holdings Ltd. *	6,006	140,600
Carter's, Inc.	2,269	123,819
Cavco Industries, Inc. *	200	102,900
Century Communities, Inc.	1,329	120,088
Champion Homes, Inc. *	1,008	104,560
Columbia Sportswear Co.	1,336	116,553
Crocs, Inc. *	908	95,885
Deckers Outdoor Corp. *	1,550	303,738
DR Horton, Inc.	7,970	1,345,177
Ethan Allen Interiors, Inc.	579	17,793
Garmin Ltd.	1,274	270,852
G-III Apparel Group Ltd. *	3,823	113,275
GoPro, Inc., Class A *	2,935	3,610
Green Brick Partners, Inc. *	398	28,441
Hanesbrands, Inc. *	35,897	312,304
Hasbro, Inc.	4,000	260,600
Helen of Troy Ltd. *	1,203	88,216
Hovnanian Enterprises, Inc., Class A *	9	1,769
Installed Building Products, Inc.	301	68,851

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
iRobot Corp. *	1,081	8,226
KB Home	2,909	240,691
Kontoor Brands, Inc.	1,075	98,664
La-Z-Boy, Inc.	2,249	101,812
Leggett & Platt, Inc.	11,911	149,960
Lennar Corp., Class A	7,925	1,382,041
Levi Strauss & Co., Class A	1,160	20,254
LGI Homes, Inc. *	913	99,964
Lululemon Athletica, Inc. *	351	112,552
M/I Homes, Inc. *	1,023	168,826
Mattel, Inc. *	6,460	122,869
Meritage Homes Corp.	1,469	280,682
Mohawk Industries, Inc. *	3,564	494,790
Movado Group, Inc.	418	8,506
Newell Brands, Inc.	31,664	303,658
NIKE, Inc., Class B	20,488	1,613,840
NVR, Inc. *	69	637,255
Oxford Industries, Inc.	487	40,504
Peloton Interactive, Inc., Class A *	6,311	65,256
Polaris, Inc.	2,532	174,708
PulteGroup, Inc.	7,063	955,412
PVH Corp.	3,341	362,064
Ralph Lauren Corp.	1,205	278,837
Revelyst, Inc. *	1,760	33,264
SharkNinja, Inc. *	1,073	107,890
Skechers USA, Inc., Class A *	3,042	194,140
Smith & Wesson Brands, Inc.	1,811	24,593
Sonos, Inc. *	2,861	38,938
Steven Madden Ltd.	2,533	115,454
Sturm Ruger & Co., Inc.	457	17,407
Tapestry, Inc.	7,569	471,397
Taylor Morrison Home Corp. *	4,556	336,552
Tempur Sealy International, Inc.	3,036	169,955
Toll Brothers, Inc.	2,971	490,720
TopBuild Corp. *	392	153,131
Topgolf Callaway Brands Corp. *	4,098	34,505
Tri Pointe Homes, Inc. *	5,388	234,540
Under Armour, Inc., Class A *	15,825	153,661
VF Corp.	26,826	542,690
Whirlpool Corp.	5,621	626,292
Wolverine World Wide, Inc.	3,650	84,644
Worthington Enterprises, Inc.	1,346	55,078
YETI Holdings, Inc. *	1,256	50,705
		15,590,840

Consumer Services 1.9%
ADT, Inc.	16,053	122,324
Adtalem Global Education, Inc. *	1,404	128,340
Airbnb, Inc., Class A *	579	78,808
Aramark	6,408	260,742
Arcos Dorados Holdings, Inc., Class A	1,283	10,379
BJ's Restaurants, Inc. *	343	13,185
Bloomin' Brands, Inc.	3,207	44,706
Booking Holdings, Inc.	405	2,106,802
Boyd Gaming Corp.	1,845	136,253
Bright Horizons Family Solutions, Inc. *	653	75,506
Brinker International, Inc. *	1,086	143,645
Caesars Entertainment, Inc. *	4,239	163,159
Carnival Corp. *	20,875	530,851
Carriage Services, Inc.	305	12,368
Cheesecake Factory, Inc.	1,008	51,045
Chipotle Mexican Grill, Inc. *	5,186	319,043
Choice Hotels International, Inc.	349	52,783
Churchill Downs, Inc.	649	92,229
Cracker Barrel Old Country Store, Inc.	1,895	105,286
Darden Restaurants, Inc.	2,409	424,634
Dave & Buster's Entertainment, Inc. *	1,042	40,971
Denny's Corp. *	1,263	8,285
SECURITY	NUMBER OF SHARES	VALUE ($)
Dine Brands Global, Inc.	341	12,249
Domino's Pizza, Inc.	634	301,904
DoorDash, Inc., Class A *	676	122,004
Everi Holdings, Inc. *	935	12,594
Expedia Group, Inc. *	1,639	302,592
Frontdoor, Inc. *	997	58,424
Golden Entertainment, Inc.	421	14,205
Graham Holdings Co., Class B	164	152,704
Grand Canyon Education, Inc. *	878	144,510
H&R Block, Inc.	3,081	182,642
Hilton Grand Vacations, Inc. *	1,685	71,427
Hilton Worldwide Holdings, Inc.	2,058	521,580
Hyatt Hotels Corp., Class A	565	89,236
International Game Technology PLC	4,085	78,555
Jack in the Box, Inc.	1,245	60,818
Las Vegas Sands Corp.	6,366	337,780
Laureate Education, Inc. *	5,835	110,865
Light & Wonder, Inc. *	1,112	105,684
Marriott International, Inc., Class A	2,630	760,307
Marriott Vacations Worldwide Corp.	1,640	162,770
McDonald's Corp.	9,423	2,789,302
MGM Resorts International *	12,374	474,419
Papa John's International, Inc.	421	20,978
Penn Entertainment, Inc. *	8,489	183,278
Perdoceo Education Corp.	2,155	59,155
Planet Fitness, Inc., Class A *	847	84,319
Red Rock Resorts, Inc., Class A	920	46,083
Royal Caribbean Cruises Ltd.	1,231	300,438
Sabre Corp. *	10,801	42,232
Service Corp. International	2,627	232,726
Starbucks Corp.	23,603	2,418,363
Strategic Education, Inc.	585	57,804
Stride, Inc. *	745	79,618
Texas Roadhouse, Inc.	903	185,359
Travel & Leisure Co.	3,405	190,237
United Parks & Resorts, Inc. *	850	49,844
Vail Resorts, Inc.	720	129,053
Wendy's Co.	4,454	81,775
Wingstop, Inc.	82	26,959
Wyndham Hotels & Resorts, Inc.	1,487	145,994
Wynn Resorts Ltd.	1,218	114,955
Yum! Brands, Inc.	4,691	651,768
		16,888,853

Consumer Staples Distribution & Retail 3.4%
Albertsons Cos., Inc., Class A	11,414	226,568
Andersons, Inc.	2,608	124,506
BJ's Wholesale Club Holdings, Inc. *	2,299	221,394
Casey's General Stores, Inc.	1,057	444,881
Chefs' Warehouse, Inc. *	817	36,528
Costco Wholesale Corp.	5,904	5,737,979
Dollar General Corp.	8,652	668,540
Dollar Tree, Inc. *	6,004	427,905
Grocery Outlet Holding Corp. *	2,797	58,737
Ingles Markets, Inc., Class A	1,598	118,092
Kroger Co.	41,983	2,564,322
Performance Food Group Co. *	5,986	528,205
PriceSmart, Inc.	1,205	108,137
SpartanNash Co.	3,564	67,645
Sprouts Farmers Market, Inc. *	3,096	478,270
Sysco Corp.	10,514	810,735
Target Corp.	20,259	2,680,468
U.S. Foods Holding Corp. *	9,547	666,094
United Natural Foods, Inc. *	5,559	138,030
Walgreens Boots Alliance, Inc.	157,526	1,420,884

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Walmart, Inc.	143,394	13,263,945
Weis Markets, Inc.	1,441	104,948
		30,896,813

Energy 6.7%
Antero Midstream Corp.	3,967	63,353
Antero Resources Corp. *	7,066	230,988
APA Corp.	12,074	273,476
Archrock, Inc.	3,855	98,765
Baker Hughes Co.	30,504	1,340,651
Berry Corp.	2,425	9,894
Cactus, Inc., Class A	517	35,497
California Resources Corp.	2,022	119,622
ChampionX Corp.	2,260	69,947
Cheniere Energy, Inc.	2,396	536,728
Chevron Corp.	63,927	10,351,699
Chord Energy Corp.	562	71,666
Civitas Resources, Inc.	1,335	69,260
CNX Resources Corp. *	6,033	244,457
Comstock Resources, Inc.	3,275	50,992
ConocoPhillips	41,493	4,495,309
CONSOL Energy, Inc.	771	100,770
Core Laboratories, Inc.	768	15,629
Coterra Energy, Inc.	10,763	287,587
Crescent Energy Co., Class A	2,029	30,171
CVR Energy, Inc.	1,920	37,152
Delek U.S. Holdings, Inc.	5,752	109,576
Devon Energy Corp.	18,388	697,825
DHT Holdings, Inc.	2,114	19,914
Diamondback Energy, Inc.	2,348	416,981
Dorian LPG Ltd.	905	22,145
DT Midstream, Inc.	1,496	158,756
EOG Resources, Inc.	14,257	1,899,888
EQT Corp.	9,198	417,957
Expand Energy Corp.	6,849	677,777
Expro Group Holdings NV *	1,027	14,265
Exxon Mobil Corp.	136,412	16,091,159
Golar LNG Ltd.	707	27,835
Green Plains, Inc. *	3,170	34,236
Halliburton Co.	17,360	553,090
Helix Energy Solutions Group, Inc. *	4,496	48,062
Helmerich & Payne, Inc.	3,615	125,187
Hess Corp.	3,163	465,530
HF Sinclair Corp.	10,152	415,521
Innovex International, Inc. *	576	9,372
International Seaways, Inc.	557	21,723
Kinder Morgan, Inc.	69,549	1,966,150
Kosmos Energy Ltd. *	12,556	49,471
Liberty Energy, Inc.	4,320	79,488
Magnolia Oil & Gas Corp., Class A	2,176	60,362
Marathon Petroleum Corp.	20,834	3,253,229
Matador Resources Co.	1,827	109,638
Murphy Oil Corp.	5,063	164,396
Nabors Industries Ltd. *	368	27,022
Noble Corp. PLC	632	21,153
Northern Oil & Gas, Inc.	664	28,877
NOV, Inc.	10,889	174,442
Occidental Petroleum Corp.	17,777	899,161
Oceaneering International, Inc. *	1,795	53,814
Oil States International, Inc. *	1,008	5,544
ONEOK, Inc.	10,554	1,198,934
Ovintiv, Inc.	10,168	461,831
Par Pacific Holdings, Inc. *	1,487	25,918
Patterson-UTI Energy, Inc.	12,107	101,699
PBF Energy, Inc., Class A	8,948	281,773
Peabody Energy Corp.	8,243	196,596
Permian Resources Corp.	2,993	46,870
Phillips 66	22,689	3,039,872
SECURITY	NUMBER OF SHARES	VALUE ($)
ProPetro Holding Corp. *	2,957	24,839
Range Resources Corp.	2,542	90,851
REX American Resources Corp. *	100	4,331
RPC, Inc.	4,021	25,895
Schlumberger NV	22,826	1,002,974
Scorpio Tankers, Inc.	316	16,009
Select Water Solutions, Inc.	1,355	20,013
SFL Corp. Ltd.	2,453	25,806
SM Energy Co.	3,629	163,994
Talos Energy, Inc. *	4,245	47,756
Targa Resources Corp.	3,014	615,760
TechnipFMC PLC	6,486	203,466
Teekay Corp. Ltd. *	366	2,701
Teekay Tankers Ltd., Class A	259	10,425
Texas Pacific Land Corp.	89	142,408
Transocean Ltd. *	17,396	76,542
Tsakos Energy Navigation Ltd.	533	9,685
Valaris Ltd. *	362	16,721
Valero Energy Corp.	22,809	3,172,276
Vital Energy, Inc. *	832	27,315
Vitesse Energy, Inc.	102	2,864
Weatherford International PLC	260	21,398
Williams Cos., Inc.	24,851	1,454,280
World Kinect Corp.	24,319	704,035
		60,888,996

Equity Real Estate Investment Trusts (REITs) 2.2%
Acadia Realty Trust	2,117	54,724
Agree Realty Corp.	614	47,155
Alexander & Baldwin, Inc.	2,898	57,033
Alexandria Real Estate Equities, Inc.	2,192	241,624
American Assets Trust, Inc.	1,410	40,100
American Homes 4 Rent, Class A	2,965	113,530
American Tower Corp.	4,741	990,869
Americold Realty Trust, Inc.	4,391	104,769
Apple Hospitality REIT, Inc.	6,725	108,340
AvalonBay Communities, Inc.	1,816	427,396
Brandywine Realty Trust	8,082	45,259
Brixmor Property Group, Inc.	6,729	202,341
Broadstone Net Lease, Inc.	2,158	37,787
BXP, Inc.	5,076	416,181
Camden Property Trust	1,485	186,813
CareTrust REIT, Inc.	614	18,291
CBL & Associates Properties, Inc.	701	21,661
Centerspace	140	10,150
Chatham Lodging Trust	1,288	11,862
COPT Defense Properties	2,746	90,481
Cousins Properties, Inc.	3,910	124,103
Crown Castle, Inc.	7,319	777,644
CubeSmart	2,361	117,011
Curbline Properties Corp. *	2,337	56,696
DiamondRock Hospitality Co.	8,515	79,019
Digital Realty Trust, Inc.	3,810	745,579
Diversified Healthcare Trust	26,889	69,911
Douglas Emmett, Inc.	7,423	143,709
Easterly Government Properties, Inc.	2,510	30,923
EastGroup Properties, Inc.	305	52,524
Elme Communities	2,465	41,757
Empire State Realty Trust, Inc., Class A	5,351	58,647
EPR Properties	1,942	88,109
Equinix, Inc.	764	749,851
Equity LifeStyle Properties, Inc.	1,780	126,967
Equity Residential	5,822	446,315
Essential Properties Realty Trust, Inc.	929	31,679
Essex Property Trust, Inc.	861	267,306
Extra Space Storage, Inc.	1,553	265,501
Federal Realty Investment Trust	1,294	150,945
First Industrial Realty Trust, Inc.	1,308	69,913

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Four Corners Property Trust, Inc.	1,044	31,017
Gaming & Leisure Properties, Inc.	3,281	169,332
Getty Realty Corp.	300	9,864
Global Net Lease, Inc.	6,120	45,349
Healthcare Realty Trust, Inc.	6,073	111,257
Healthpeak Properties, Inc.	12,748	280,329
Highwoods Properties, Inc.	4,080	132,437
Host Hotels & Resorts, Inc.	18,118	333,734
Hudson Pacific Properties, Inc.	16,915	65,123
Independence Realty Trust, Inc.	2,120	46,301
Industrial Logistics Properties Trust	5,128	19,845
InvenTrust Properties Corp.	649	20,100
Invitation Homes, Inc.	6,354	217,624
Iron Mountain, Inc.	4,525	559,607
JBG SMITH Properties	4,905	83,826
Kilroy Realty Corp.	3,440	142,863
Kimco Realty Corp.	9,926	253,808
Kite Realty Group Trust	2,480	68,374
Lamar Advertising Co., Class A	1,465	196,339
LTC Properties, Inc.	759	29,290
LXP Industrial Trust	5,396	50,453
Macerich Co.	9,120	193,435
Medical Properties Trust, Inc. (a)	32,278	141,700
Mid-America Apartment Communities, Inc.	1,725	283,176
National Health Investors, Inc.	696	53,348
National Storage Affiliates Trust	1,004	45,280
NNN REIT, Inc.	2,345	103,133
Office Properties Income Trust	5,654	9,329
Omega Healthcare Investors, Inc.	4,154	168,694
Outfront Media, Inc.	5,352	102,812
Paramount Group, Inc.	8,049	39,118
Park Hotels & Resorts, Inc.	12,928	201,030
Peakstone Realty Trust	215	2,952
Pebblebrook Hotel Trust	3,760	52,076
Phillips Edison & Co., Inc.	1,814	71,653
Piedmont Office Realty Trust, Inc., Class A	5,813	55,340
PotlatchDeltic Corp.	2,449	109,813
Prologis, Inc.	5,137	599,899
Public Storage	1,353	470,912
Rayonier, Inc.	2,840	90,511
Realty Income Corp.	5,231	302,823
Regency Centers Corp.	2,623	198,273
Retail Opportunity Investments Corp.	2,942	51,191
Rexford Industrial Realty, Inc.	1,076	45,278
RLJ Lodging Trust	7,901	80,669
Ryman Hospitality Properties, Inc.	519	60,848
Sabra Health Care REIT, Inc.	6,257	117,194
SBA Communications Corp.	747	169,009
Service Properties Trust	21,374	59,420
Simon Property Group, Inc.	4,830	886,788
SITE Centers Corp.	1,163	18,050
SL Green Realty Corp.	3,524	275,542
STAG Industrial, Inc.	1,899	69,864
Sun Communities, Inc.	1,531	193,411
Sunstone Hotel Investors, Inc.	6,463	69,477
Tanger, Inc.	1,922	71,056
Terreno Realty Corp.	514	31,164
UDR, Inc.	4,361	199,995
Uniti Group, Inc.	23,755	140,392
Urban Edge Properties	2,898	66,683
Ventas, Inc.	10,087	646,274
Veris Residential, Inc.	1,652	30,149
VICI Properties, Inc.	6,277	204,693
Vornado Realty Trust	9,049	389,559
Welltower, Inc.	6,307	871,501
Weyerhaeuser Co.	24,257	782,531
SECURITY	NUMBER OF SHARES	VALUE ($)
WP Carey, Inc.	2,843	162,222
Xenia Hotels & Resorts, Inc.	4,658	71,640
		19,647,254

Financial Services 8.8%
Affiliated Managers Group, Inc.	1,630	305,690
AGNC Investment Corp.	12,785	123,503
Ally Financial, Inc.	21,971	878,401
American Express Co.	10,278	3,131,501
Ameriprise Financial, Inc.	2,135	1,225,426
Annaly Capital Management, Inc.	10,374	206,754
Apollo Commercial Real Estate Finance, Inc.	5,704	52,762
Apollo Global Management, Inc.	2,009	351,635
Arbor Realty Trust, Inc. (a)	4,095	60,074
ARES Management Corp., Class A	567	100,206
Artisan Partners Asset Management, Inc., Class A	2,030	99,044
B Riley Financial, Inc. (a)	1,058	6,195
Bank of New York Mellon Corp.	27,865	2,281,308
Berkshire Hathaway, Inc., Class B *	38,378	18,537,342
BGC Group, Inc., Class A	7,916	77,102
Blackrock, Inc.	2,188	2,237,886
Blackstone Mortgage Trust, Inc., Class A	4,856	93,332
Blackstone, Inc.	5,793	1,106,984
Block, Inc. *	2,670	236,428
Bread Financial Holdings, Inc.	7,821	460,109
Brightsphere Investment Group, Inc.	1,434	44,712
BrightSpire Capital, Inc.	1,141	7,234
Cannae Holdings, Inc.	756	16,405
Capital One Financial Corp.	21,504	4,128,983
Carlyle Group, Inc.	5,358	285,206
Cboe Global Markets, Inc.	419	90,441
Charles Schwab Corp. (b)	13,003	1,076,128
Chimera Investment Corp.	7,120	105,661
Claros Mortgage Trust, Inc.	2,893	19,643
CME Group, Inc.	2,942	700,196
Cohen & Steers, Inc.	460	48,144
Coinbase Global, Inc., Class A *	787	233,109
Compass Diversified Holdings	1,415	33,535
Corebridge Financial, Inc.	10,435	337,781
Corpay, Inc. *	1,257	479,143
Credit Acceptance Corp. *	206	102,526
Diamond Hill Investment Group, Inc.	53	8,764
DigitalBridge Group, Inc.	8,911	116,734
Discover Financial Services	12,133	2,213,423
Donnelley Financial Solutions, Inc. *	610	36,752
Encore Capital Group, Inc. *	1,516	74,564
Enova International, Inc. *	1,192	125,768
Equitable Holdings, Inc.	8,839	426,305
Essent Group Ltd.	1,816	104,928
Euronet Worldwide, Inc. *	1,063	111,753
Evercore, Inc., Class A	1,208	371,943
EVERTEC, Inc.	488	17,568
FactSet Research Systems, Inc.	269	131,990
Federal Agricultural Mortgage Corp., Class C	66	14,089
Federated Hermes, Inc.	1,688	72,162
Fidelity National Information Services, Inc.	10,726	914,928
FirstCash Holdings, Inc.	918	99,933
Fiserv, Inc. *	5,131	1,133,746
Franklin BSP Realty Trust, Inc.	1,811	23,688
Franklin Resources, Inc.	16,436	374,083
Global Payments, Inc.	6,098	725,418
Goldman Sachs Group, Inc.	8,670	5,276,302
Granite Point Mortgage Trust, Inc.	1,645	5,840
Green Dot Corp., Class A *	1,484	15,241
HA Sustainable Infrastructure Capital, Inc.	408	12,795
Hamilton Lane, Inc., Class A	38	7,311

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Houlihan Lokey, Inc.	671	126,879
Interactive Brokers Group, Inc., Class A	403	77,009
Intercontinental Exchange, Inc.	5,781	930,510
Invesco Ltd.	22,431	405,777
Jack Henry & Associates, Inc.	1,031	181,642
Jackson Financial, Inc., Class A	3,599	360,584
Janus Henderson Group PLC	5,746	260,179
Jefferies Financial Group, Inc.	6,368	503,964
KKR & Co., Inc.	6,653	1,083,574
KKR Real Estate Finance Trust, Inc.	1,164	13,537
Ladder Capital Corp.	4,125	48,922
Lazard, Inc., Class A	2,099	121,889
LPL Financial Holdings, Inc.	1,086	353,113
MarketAxess Holdings, Inc.	310	80,194
Mastercard, Inc., Class A	4,524	2,411,021
MFA Financial, Inc.	5,731	63,671
MGIC Investment Corp.	7,855	206,272
Moelis & Co., Class A	1,634	125,785
Moody's Corp.	1,213	606,476
Morgan Stanley	28,884	3,801,423
Morningstar, Inc.	204	72,247
Mr. Cooper Group, Inc. *	1,441	142,183
MSCI, Inc.	403	245,681
Nasdaq, Inc.	3,427	284,407
Navient Corp.	10,469	163,107
Nelnet, Inc., Class A	352	38,340
New York Mortgage Trust, Inc.	2,344	14,392
NMI Holdings, Inc., Class A *	1,140	45,589
Northern Trust Corp.	5,913	657,289
OneMain Holdings, Inc.	9,049	518,960
Pagseguro Digital Ltd., Class A *	2,202	16,163
PayPal Holdings, Inc. *	21,244	1,843,342
PennyMac Financial Services, Inc.	1,032	110,558
PennyMac Mortgage Investment Trust	4,003	54,401
Piper Sandler Cos.	322	110,443
PJT Partners, Inc., Class A	259	43,346
PRA Group, Inc. *	1,131	23,977
PROG Holdings, Inc.	3,271	159,167
Radian Group, Inc.	4,470	159,981
Raymond James Financial, Inc.	2,733	462,642
Ready Capital Corp.	2,723	20,069
Redwood Trust, Inc.	2,664	19,074
Rithm Capital Corp.	17,916	201,555
Rocket Cos., Inc., Class A *	1,370	19,906
S&P Global, Inc.	2,358	1,232,079
SEI Investments Co.	2,939	242,850
SLM Corp.	13,287	363,798
Starwood Property Trust, Inc.	8,746	178,156
State Street Corp.	8,684	855,461
StepStone Group, Inc., Class A	324	21,348
Stifel Financial Corp.	1,695	196,281
StoneCo Ltd., Class A *	1,449	13,737
StoneX Group, Inc. *	68	7,056
Synchrony Financial	42,898	2,896,473
T. Rowe Price Group, Inc.	8,727	1,080,752
Toast, Inc., Class A *	898	39,099
TPG RE Finance Trust, Inc.	2,504	22,862
TPG, Inc.	1,348	94,306
Tradeweb Markets, Inc., Class A	440	59,620
Two Harbors Investment Corp.	3,165	37,189
Victory Capital Holdings, Inc., Class A	333	23,137
Virtu Financial, Inc., Class A	3,948	147,300
Virtus Investment Partners, Inc.	116	28,649
Visa, Inc., Class A	9,660	3,043,673
Voya Financial, Inc.	2,970	246,510
Walker & Dunlop, Inc.	942	103,790
Western Union Co.	24,850	273,598
WEX, Inc. *	440	83,010
SECURITY	NUMBER OF SHARES	VALUE ($)
World Acceptance Corp. *	128	15,478
XP, Inc., Class A	1,027	13,906
		80,205,915

Food, Beverage & Tobacco 3.1%
Adecoagro SA	2,358	25,702
Altria Group, Inc.	55,408	3,199,258
Archer-Daniels-Midland Co.	32,348	1,766,201
B&G Foods, Inc.	3,432	22,926
Boston Beer Co., Inc., Class A *	204	64,513
Brown-Forman Corp., Class B	3,542	149,047
Bunge Global SA	9,663	867,158
Calavo Growers, Inc.	623	17,263
Cal-Maine Foods, Inc.	1,407	137,337
Campbell's Co.	5,567	257,195
Coca-Cola Co.	46,288	2,966,135
Coca-Cola Consolidated, Inc.	69	89,996
Coca-Cola Europacific Partners PLC	2,103	163,151
Conagra Brands, Inc.	17,040	469,452
Constellation Brands, Inc., Class A	2,428	585,027
Darling Ingredients, Inc. *	4,836	196,003
Dole PLC	3,206	48,314
Flowers Foods, Inc.	6,240	141,149
Fresh Del Monte Produce, Inc.	4,103	138,476
General Mills, Inc.	14,550	964,083
Hain Celestial Group, Inc. *	3,980	32,915
Hershey Co.	1,745	307,347
Hormel Foods Corp.	8,608	279,158
Ingredion, Inc.	2,594	382,200
J&J Snack Foods Corp.	273	47,445
J.M. Smucker Co.	4,011	472,456
John B Sanfilippo & Son, Inc.	324	27,977
Kellanova	6,652	540,741
Keurig Dr. Pepper, Inc.	17,739	579,178
Kraft Heinz Co.	24,535	784,384
Lamb Weston Holdings, Inc.	1,956	151,081
Lancaster Colony Corp.	357	66,345
McCormick & Co., Inc. - Non Voting Shares	3,765	295,214
MGP Ingredients, Inc.	4	185
Mission Produce, Inc. *	1,036	13,779
Molson Coors Beverage Co., Class B	7,215	447,763
Mondelez International, Inc., Class A	24,762	1,608,292
Monster Beverage Corp. *	6,878	379,184
National Beverage Corp.	180	8,890
Nomad Foods Ltd.	5,681	104,019
PepsiCo, Inc.	20,592	3,365,762
Philip Morris International, Inc.	30,665	4,080,285
Pilgrim's Pride Corp. *	1,776	91,659
Post Holdings, Inc. *	1,482	178,551
Seaboard Corp.	15	39,210
Seneca Foods Corp., Class A *	347	25,019
Simply Good Foods Co. *	1,018	40,506
TreeHouse Foods, Inc. *	2,427	83,343
Tyson Foods, Inc., Class A	25,576	1,649,652
Universal Corp.	1,797	102,645
WK Kellogg Co.	2,894	60,195
		28,513,766

Health Care Equipment & Services 5.3%
Abbott Laboratories	24,230	2,877,797
Acadia Healthcare Co., Inc. *	1,559	63,342
AdaptHealth Corp. *	1,482	14,864
Addus HomeCare Corp. *	294	36,115
agilon health, Inc. *	4,516	9,438
Align Technology, Inc. *	797	185,518
Amedisys, Inc. *	834	76,236
AMN Healthcare Services, Inc. *	1,896	49,353

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Astrana Health, Inc. *	374	16,176
Avanos Medical, Inc. *	645	12,358
Baxter International, Inc.	16,943	571,149
Becton Dickinson & Co.	3,914	868,517
Boston Scientific Corp. *	8,399	761,453
Brookdale Senior Living, Inc. *	7,525	42,742
Cardinal Health, Inc.	4,843	592,008
Cencora, Inc.	839	211,050
Centene Corp. *	27,137	1,628,220
Chemed Corp.	245	140,236
Cigna Group	12,159	4,107,310
Clover Health Investments Corp. *	3,554	12,368
Community Health Systems, Inc. *	16,905	58,153
Concentra Group Holdings Parent, Inc.	3,071	67,016
CONMED Corp.	469	34,725
Cooper Cos., Inc. *	2,030	212,054
Cross Country Healthcare, Inc. *	614	6,607
CVS Health Corp.	101,509	6,075,314
DaVita, Inc. *	3,019	501,667
DENTSPLY SIRONA, Inc.	6,097	119,806
Dexcom, Inc. *	773	60,286
Edwards Lifesciences Corp. *	5,093	363,386
Elevance Health, Inc.	7,291	2,967,145
Embecta Corp.	2,580	53,741
Encompass Health Corp.	2,032	209,174
Enhabit, Inc. *	2,640	20,407
Enovis Corp. *	1,426	69,603
Ensign Group, Inc.	577	84,363
Envista Holdings Corp. *	5,962	132,893
Fulgent Genetics, Inc. *	399	7,302
GE HealthCare Technologies, Inc.	9,308	774,612
Globus Medical, Inc., Class A *	1,165	99,736
Haemonetics Corp. *	696	60,879
HCA Healthcare, Inc.	4,871	1,593,889
HealthEquity, Inc. *	445	45,185
Henry Schein, Inc. *	5,062	390,027
Hologic, Inc. *	4,279	340,181
Humana, Inc.	5,455	1,616,753
ICU Medical, Inc. *	503	82,472
IDEXX Laboratories, Inc. *	426	179,666
Insulet Corp. *	132	35,215
Integer Holdings Corp. *	596	83,738
Integra LifeSciences Holdings Corp. *	1,873	46,038
Intuitive Surgical, Inc. *	1,328	719,776
Labcorp Holdings, Inc.	3,208	773,641
LivaNova PLC *	609	31,973
Masimo Corp. *	615	106,112
McKesson Corp.	1,456	915,096
Medtronic PLC	15,790	1,366,467
Merit Medical Systems, Inc. *	569	59,119
ModivCare, Inc. *	318	5,975
Molina Healthcare, Inc. *	1,226	365,225
Multiplan Corp. *	628	4,955
National HealthCare Corp.	475	59,470
Neogen Corp. *	1,873	26,559
OmniAb, Inc., Class A *(c)	52	0
OmniAb, Inc., Class B *(c)	52	0
Omnicell, Inc. *	1,001	46,637
OPKO Health, Inc. *	7,735	11,912
Option Care Health, Inc. *	2,403	57,191
Owens & Minor, Inc. *	7,232	97,415
Patterson Cos., Inc.	4,980	107,020
Pediatrix Medical Group, Inc. *	2,937	43,938
Penumbra, Inc. *	105	25,633
Premier, Inc., Class A	5,729	131,194
Privia Health Group, Inc. *	885	19,010
Quest Diagnostics, Inc.	3,697	601,354
QuidelOrtho Corp. *	1,909	78,269
RadNet, Inc. *	298	24,364
SECURITY	NUMBER OF SHARES	VALUE ($)
ResMed, Inc.	1,211	301,563
Select Medical Holdings Corp.	3,806	80,345
Solventum Corp. *	3,038	217,247
STERIS PLC	1,055	231,108
Stryker Corp.	2,735	1,072,530
Surgery Partners, Inc. *	693	16,521
Teladoc Health, Inc. *	3,967	47,525
Teleflex, Inc.	742	143,095
Tenet Healthcare Corp. *	3,550	506,514
U.S. Physical Therapy, Inc.	94	9,283
UnitedHealth Group, Inc.	16,909	10,317,872
Universal Health Services, Inc., Class B	3,257	667,685
Varex Imaging Corp. *	596	9,941
Veeva Systems, Inc., Class A *	434	98,887
Zimmer Biomet Holdings, Inc.	3,547	397,619
Zimvie, Inc. *	1,224	18,066
		48,482,389

Household & Personal Products 1.2%
BellRing Brands, Inc. *	413	32,404
Central Garden & Pet Co. *	140	5,565
Central Garden & Pet Co., Class A *	1,746	58,997
Church & Dwight Co., Inc.	3,121	343,716
Clorox Co.	1,908	318,960
Colgate-Palmolive Co.	11,267	1,088,730
Coty, Inc., Class A *	4,981	36,810
Edgewell Personal Care Co.	1,949	71,294
Energizer Holdings, Inc.	1,929	73,514
Estee Lauder Cos., Inc., Class A	4,211	303,697
Herbalife Ltd. *	9,508	73,877
Interparfums, Inc.	171	23,540
Kenvue, Inc.	18,986	457,183
Kimberly-Clark Corp.	6,126	853,658
Medifast, Inc. *	232	4,563
Nu Skin Enterprises, Inc., Class A	2,932	21,404
Procter & Gamble Co.	37,864	6,787,501
Reynolds Consumer Products, Inc.	1,424	39,431
Spectrum Brands Holdings, Inc.	1,521	139,856
USANA Health Sciences, Inc. *	448	17,262
WD-40 Co.	142	39,347
		10,791,309

Insurance 3.4%
Aflac, Inc.	15,475	1,764,150
Allstate Corp.	11,367	2,357,402
Ambac Financial Group, Inc. *	854	10,965
American Financial Group, Inc.	2,711	398,138
American International Group, Inc.	30,204	2,322,084
AMERISAFE, Inc.	141	8,322
Aon PLC, Class A	2,818	1,103,360
Arch Capital Group Ltd.	2,172	218,764
Arthur J Gallagher & Co.	1,372	428,393
Assurant, Inc.	1,139	258,667
Assured Guaranty Ltd.	1,125	104,940
Axis Capital Holdings Ltd.	861	80,108
Brown & Brown, Inc.	1,849	209,122
Chubb Ltd.	7,533	2,175,003
Cincinnati Financial Corp.	3,967	634,046
CNA Financial Corp.	835	42,117
CNO Financial Group, Inc.	8,057	321,474
Employers Holdings, Inc.	1,142	60,937
Enstar Group Ltd. *	106	34,418
Erie Indemnity Co., Class A	95	41,853
Everest Group Ltd.	359	139,134
Fidelity National Financial, Inc.	8,560	542,618
First American Financial Corp.	5,276	370,111
Genworth Financial, Inc., Class A *	36,541	285,020

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Globe Life, Inc.	2,612	290,559
Hanover Insurance Group, Inc.	1,278	210,883
Hartford Financial Services Group, Inc.	9,948	1,226,688
Horace Mann Educators Corp.	1,075	45,010
James River Group Holdings Ltd.	1,106	5,187
Kemper Corp.	2,487	177,796
Kinsale Capital Group, Inc.	32	16,270
Lincoln National Corp.	12,803	455,019
Loews Corp.	4,845	420,207
Markel Group, Inc. *	231	411,855
Marsh & McLennan Cos., Inc.	5,153	1,201,834
Mercury General Corp.	1,197	94,515
MetLife, Inc.	25,744	2,271,393
Old Republic International Corp.	10,546	410,978
Primerica, Inc.	719	217,677
Principal Financial Group, Inc.	8,507	740,875
ProAssurance Corp. *	1,367	22,856
Progressive Corp.	7,447	2,002,349
Prudential Financial, Inc.	14,655	1,896,504
Reinsurance Group of America, Inc.	1,445	330,038
RenaissanceRe Holdings Ltd.	311	88,993
RLI Corp.	450	79,155
Safety Insurance Group, Inc.	600	51,504
Selective Insurance Group, Inc.	990	101,069
Stewart Information Services Corp.	1,615	121,270
Travelers Cos., Inc.	9,814	2,610,917
United Fire Group, Inc.	542	16,585
Universal Insurance Holdings, Inc.	918	20,774
Unum Group	6,677	513,461
W.R. Berkley Corp.	4,713	304,224
White Mountains Insurance Group Ltd.	57	114,569
Willis Towers Watson PLC	1,811	583,142
		30,965,302

Materials 3.7%
AdvanSix, Inc.	776	25,197
Air Products & Chemicals, Inc.	3,268	1,092,590
Albemarle Corp.	2,326	250,510
Alcoa Corp.	11,720	544,160
Alpha Metallurgical Resources, Inc.	352	86,441
Alto Ingredients, Inc. *	8,261	11,978
Amcor PLC	24,029	255,668
American Vanguard Corp.	1,111	6,677
AptarGroup, Inc.	1,155	199,769
Arch Resources, Inc.	872	149,914
Ardagh Metal Packaging SA	1,293	4,758
Ashland, Inc.	1,367	106,708
ATI, Inc. *	861	51,806
Avery Dennison Corp.	1,531	315,309
Avient Corp.	2,724	139,605
Axalta Coating Systems Ltd. *	5,028	203,433
Balchem Corp.	336	60,655
Ball Corp.	7,736	480,870
Berry Global Group, Inc.	5,244	379,194
Cabot Corp.	1,259	138,012
Carpenter Technology Corp.	939	182,204
Celanese Corp.	3,729	273,000
CF Industries Holdings, Inc.	6,498	582,611
Chemours Co.	9,638	209,530
Clearwater Paper Corp. *	619	16,787
Cleveland-Cliffs, Inc. *	22,569	280,984
Coeur Mining, Inc. *	7,122	46,008
Commercial Metals Co.	4,588	283,034
Compass Minerals International, Inc.	893	13,779
Constellium SE *	2,068	25,354
Corteva, Inc.	12,738	792,813
CRH PLC	4,414	451,420
Crown Holdings, Inc.	3,550	326,919
SECURITY	NUMBER OF SHARES	VALUE ($)
Dow, Inc.	33,151	1,465,606
DuPont de Nemours, Inc.	17,352	1,450,454
Eagle Materials, Inc.	683	210,992
Eastman Chemical Co.	6,164	645,494
Ecolab, Inc.	2,797	695,810
Ecovyst, Inc. *	4,619	36,721
Element Solutions, Inc.	4,876	139,844
Ferroglobe PLC	873	3,806
FMC Corp.	3,889	229,801
Freeport-McMoRan, Inc.	25,998	1,149,112
Graphic Packaging Holding Co.	8,756	263,468
Greif, Inc., Class A	1,479	105,053
Hawkins, Inc.	354	47,616
HB Fuller Co.	1,462	112,413
Hecla Mining Co.	9,403	51,905
Huntsman Corp.	14,134	276,744
Ingevity Corp. *	1,614	78,392
Innospec, Inc.	628	74,487
International Flavors & Fragrances, Inc.	4,476	408,927
International Paper Co.	24,305	1,429,863
Kaiser Aluminum Corp.	819	66,568
Knife River Corp. *	1,286	133,101
Koppers Holdings, Inc.	1,138	43,767
Linde PLC	6,019	2,774,699
Louisiana-Pacific Corp.	2,627	310,511
LyondellBasell Industries NV, Class A	13,568	1,130,757
Magnera Corp. *	1,443	29,553
Martin Marietta Materials, Inc.	624	374,400
Materion Corp.	418	48,329
Mativ Holdings, Inc.	1,693	22,263
Mercer International, Inc.	2,151	13,272
Metallus, Inc. *	953	15,886
Minerals Technologies, Inc.	1,191	97,150
Mosaic Co.	20,173	533,778
MP Materials Corp. *	965	20,332
Myers Industries, Inc.	603	6,995
NewMarket Corp.	161	85,903
Newmont Corp.	26,249	1,100,883
Nucor Corp.	10,938	1,691,999
O-I Glass, Inc. *	12,094	152,384
Olin Corp.	6,555	279,177
Olympic Steel, Inc.	352	14,883
Orion SA	2,178	40,119
Packaging Corp. of America	2,538	631,581
Pactiv Evergreen, Inc.	3,527	47,861
Perimeter Solutions, Inc. *	418	5,350
PPG Industries, Inc.	5,445	677,195
Quaker Chemical Corp.	240	37,848
Radius Recycling, Inc., Class A	1,372	27,193
Rayonier Advanced Materials, Inc. *	1,591	14,017
Reliance, Inc.	2,352	755,556
Royal Gold, Inc.	595	87,025
RPM International, Inc.	2,292	318,084
Ryerson Holding Corp.	3,388	87,072
Scotts Miracle-Gro Co.	1,640	126,428
Sealed Air Corp.	5,852	214,183
Sensient Technologies Corp.	1,192	92,547
Sherwin-Williams Co.	1,794	712,936
Silgan Holdings, Inc.	1,637	94,177
Smurfit WestRock PLC	14,152	778,643
Sonoco Products Co.	4,043	209,751
Southern Copper Corp.	1,274	127,846
Steel Dynamics, Inc.	6,709	974,616
Stepan Co.	1,048	80,591
Summit Materials, Inc., Class A *	2,240	114,106
SunCoke Energy, Inc.	2,596	32,346
Sylvamo Corp.	1,829	168,798
TriMas Corp.	1,492	39,419
Trinseo PLC	5,629	24,374

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Tronox Holdings PLC	6,987	84,543
U.S. Steel Corp.	16,361	667,038
Vulcan Materials Co.	1,361	392,145
Warrior Met Coal, Inc.	2,576	181,144
Westlake Corp.	995	127,758
		33,783,085

Media & Entertainment 6.3%
Alphabet, Inc., Class A	62,556	10,568,836
Alphabet, Inc., Class C	53,211	9,071,943
AMC Entertainment Holdings, Inc., Class A *	4,405	21,805
AMC Networks, Inc., Class A *	3,669	34,562
Bumble, Inc., Class A *	873	7,586
Cable One, Inc.	201	84,464
Cargurus, Inc. *	1,395	52,759
Cars.com, Inc. *	1,159	23,029
Charter Communications, Inc., Class A *	7,321	2,906,181
Cinemark Holdings, Inc. *	2,773	95,724
Clear Channel Outdoor Holdings, Inc. *	19,201	28,994
Comcast Corp., Class A	156,862	6,774,870
EchoStar Corp., Class A *	11,022	278,746
Electronic Arts, Inc.	4,475	732,423
Endeavor Group Holdings, Inc., Class A (a)	448	13,606
EW Scripps Co., Class A *	3,286	6,572
Fox Corp., Class A	16,993	800,710
Gannett Co., Inc. *	7,274	37,752
Gray Television, Inc.	5,204	22,221
IAC, Inc. *	1,537	72,746
iHeartMedia, Inc., Class A *	9,654	22,108
Interpublic Group of Cos., Inc.	10,451	321,995
John Wiley & Sons, Inc., Class A	1,814	94,655
Liberty Broadband Corp., Class C *	597	50,829
Liberty Media Corp.-Liberty Formula One, Class C *	1,302	115,045
Lions Gate Entertainment Corp., Class A *	5,071	41,785
Live Nation Entertainment, Inc. *	161	22,258
Match Group, Inc. *	3,108	101,756
Meta Platforms, Inc., Class A	25,539	14,667,559
Netflix, Inc. *	1,682	1,491,614
New York Times Co., Class A	2,093	113,566
News Corp., Class A	12,139	356,280
Nexstar Media Group, Inc.	1,621	276,526
Omnicom Group, Inc.	6,220	651,980
Paramount Global, Class B	77,775	843,859
Pinterest, Inc., Class A *	1,919	58,184
Roku, Inc. *	806	55,638
Scholastic Corp.	1,526	40,256
Shutterstock, Inc.	596	18,881
Sinclair, Inc.	1,486	27,224
Sirius XM Holdings, Inc.	18,528	499,330
Snap, Inc., Class A *	2,367	27,954
Spotify Technology SA *	292	139,272
Taboola.com Ltd. *	2,685	9,559
Take-Two Interactive Software, Inc. *	1,330	250,545
TEGNA, Inc.	11,260	211,350
Thryv Holdings, Inc. *	1,111	17,576
TKO Group Holdings, Inc. *	144	19,866
Trade Desk, Inc., Class A *	394	50,649
TripAdvisor, Inc. *	2,573	36,871
Walt Disney Co.	34,206	4,018,179
Warner Bros Discovery, Inc. *	70,756	741,523
Warner Music Group Corp., Class A	420	13,658
WideOpenWest, Inc. *	2,457	13,047
Yelp, Inc. *	2,490	95,168
Ziff Davis, Inc. *	1,777	104,576
ZoomInfo Technologies, Inc. *	2,457	26,880
		57,283,530

SECURITY	NUMBER OF SHARES	VALUE ($)
Pharmaceuticals, Biotechnology & Life Sciences 4.9%
AbbVie, Inc.	24,041	4,397,820
Agilent Technologies, Inc.	3,461	477,514
Alkermes PLC *	454	13,175
Amgen, Inc.	10,908	3,085,546
Amphastar Pharmaceuticals, Inc. *	82	3,706
Avantor, Inc. *	8,620	181,537
Azenta, Inc. *	605	27,957
Biogen, Inc. *	4,436	712,555
BioMarin Pharmaceutical, Inc. *	759	50,117
Bio-Rad Laboratories, Inc., Class A *	334	113,737
Bio-Techne Corp.	915	68,954
Bristol-Myers Squibb Co.	62,996	3,730,623
Bruker Corp.	1,090	63,165
Catalent, Inc. *	3,015	184,247
Charles River Laboratories International, Inc. *	631	125,607
Corcept Therapeutics, Inc. *	1,185	68,351
Danaher Corp.	4,989	1,195,813
Elanco Animal Health, Inc. *	9,414	124,359
Eli Lilly & Co.	2,095	1,666,258
Emergent BioSolutions, Inc. *	10,965	110,966
Exact Sciences Corp. *	470	29,178
Exelixis, Inc. *	3,580	130,527
Gilead Sciences, Inc.	33,388	3,091,061
GRAIL, Inc. *	267	4,673
Halozyme Therapeutics, Inc. *	770	37,114
ICON PLC *	294	61,814
Illumina, Inc. *	1,583	228,189
Incyte Corp. *	1,840	137,246
Innoviva, Inc. *	1,334	25,333
IQVIA Holdings, Inc. *	2,649	532,025
Ironwood Pharmaceuticals, Inc. *	2,593	9,127
Jazz Pharmaceuticals PLC *	1,280	155,635
Johnson & Johnson	48,419	7,505,429
Medpace Holdings, Inc. *	112	38,151
Merck & Co., Inc.	35,602	3,618,587
Mettler-Toledo International, Inc. *	202	252,742
Moderna, Inc. *	5,460	235,108
Myriad Genetics, Inc. *	986	16,042
Neurocrine Biosciences, Inc. *	359	45,503
Organon & Co.	23,480	372,628
Pacira BioSciences, Inc. *	160	2,706
Perrigo Co. PLC	3,410	97,321
Pfizer, Inc.	215,372	5,644,900
Prestige Consumer Healthcare, Inc. *	869	73,665
Regeneron Pharmaceuticals, Inc. *	1,049	786,981
Repligen Corp. *	176	26,495
Revvity, Inc.	1,944	225,776
Royalty Pharma PLC, Class A	4,306	114,798
Supernus Pharmaceuticals, Inc. *	906	33,132
Thermo Fisher Scientific, Inc.	3,815	2,020,538
United Therapeutics Corp. *	530	196,360
Vertex Pharmaceuticals, Inc. *	1,279	598,738
Viatris, Inc.	64,764	847,761
Vir Biotechnology, Inc. *	1,967	15,657
Waters Corp. *	844	324,704
West Pharmaceutical Services, Inc.	485	157,955
Zoetis, Inc.	3,390	594,097
		44,689,703

Real Estate Management & Development 0.3%
Anywhere Real Estate, Inc. *	12,922	63,318
CBRE Group, Inc., Class A *	8,157	1,141,898
Compass, Inc., Class A *	11,021	78,139
CoStar Group, Inc. *	1,445	117,536
Cushman & Wakefield PLC *	9,442	144,462

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
eXp World Holdings, Inc.	3,019	41,813
Howard Hughes Holdings, Inc. *	505	43,804
Jones Lang LaSalle, Inc. *	2,638	740,223
Kennedy-Wilson Holdings, Inc.	4,556	52,758
Marcus & Millichap, Inc.	947	39,405
Newmark Group, Inc., Class A	5,393	83,484
Opendoor Technologies, Inc. *	25,173	58,905
Seaport Entertainment Group, Inc. *	60	2,031
Zillow Group, Inc., Class C *	2,120	179,585
		2,787,361

Semiconductors & Semiconductor Equipment 3.7%
Advanced Micro Devices, Inc. *	5,497	754,051
Allegro MicroSystems, Inc. *	136	2,955
Alpha & Omega Semiconductor Ltd. *	67	2,779
Amkor Technology, Inc.	4,109	108,642
Analog Devices, Inc.	4,952	1,079,784
Applied Materials, Inc.	10,694	1,868,349
Axcelis Technologies, Inc. *	252	18,708
Broadcom, Inc.	29,675	4,809,724
Cirrus Logic, Inc. *	1,251	130,667
Cohu, Inc. *	1,141	30,122
Diodes, Inc. *	1,190	77,350
Enphase Energy, Inc. *	361	25,757
Entegris, Inc.	1,049	110,806
First Solar, Inc. *	795	158,420
FormFactor, Inc. *	970	38,858
GLOBALFOUNDRIES, Inc. *	841	36,373
Ichor Holdings Ltd. *	947	31,024
Intel Corp.	293,276	7,053,288
KLA Corp.	1,015	656,735
Kulicke & Soffa Industries, Inc.	682	33,022
Lam Research Corp.	16,618	1,227,738
Lattice Semiconductor Corp. *	539	30,588
Marvell Technology, Inc.	4,024	372,985
MaxLinear, Inc. *	1,221	18,474
Microchip Technology, Inc.	6,044	412,020
Micron Technology, Inc.	31,280	3,063,876
MKS Instruments, Inc.	1,343	152,619
Monolithic Power Systems, Inc.	117	66,414
NVIDIA Corp.	22,537	3,115,740
NXP Semiconductors NV	1,751	401,627
ON Semiconductor Corp. *	4,703	334,477
Onto Innovation, Inc. *	249	40,881
Penguin Solutions, Inc. *	1,571	28,498
Photronics, Inc. *	1,882	46,881
Power Integrations, Inc.	850	55,684
Qorvo, Inc. *	3,667	253,206
QUALCOMM, Inc.	21,609	3,425,675
Rambus, Inc. *	342	19,771
Semtech Corp. *	1,658	106,178
Silicon Laboratories, Inc. *	848	93,831
Skyworks Solutions, Inc.	3,958	346,681
SolarEdge Technologies, Inc. *	326	5,151
Synaptics, Inc. *	706	56,649
Teradyne, Inc.	2,821	310,310
Texas Instruments, Inc.	13,582	2,730,389
Ultra Clean Holdings, Inc. *	1,266	48,652
Universal Display Corp.	264	43,433
Wolfspeed, Inc. *	1,229	11,774
		33,847,616

Software & Services 4.9%
Accenture PLC, Class A	8,157	2,955,852
ACI Worldwide, Inc. *	2,074	117,845
Adobe, Inc. *	3,037	1,566,879
Akamai Technologies, Inc. *	2,874	270,213
SECURITY	NUMBER OF SHARES	VALUE ($)
Alarm.com Holdings, Inc. *	388	25,274
Amdocs Ltd.	3,705	321,298
ANSYS, Inc. *	468	164,315
AppLovin Corp., Class A *	643	216,530
ASGN, Inc. *	1,755	160,670
Autodesk, Inc. *	912	266,213
Bentley Systems, Inc., Class B	778	38,511
Blackbaud, Inc. *	436	36,598
Cadence Design Systems, Inc. *	917	281,345
Cerence, Inc. *	1,128	8,308
Check Point Software Technologies Ltd. *	815	148,330
Cognizant Technology Solutions Corp., Class A	18,903	1,521,502
CommVault Systems, Inc. *	498	85,452
Consensus Cloud Solutions, Inc. *	508	12,675
Dolby Laboratories, Inc., Class A	1,128	88,345
Dropbox, Inc., Class A *	5,215	144,247
DXC Technology Co. *	19,190	431,775
Dynatrace, Inc. *	346	19,442
EPAM Systems, Inc. *	715	174,403
Fair Isaac Corp. *	101	239,878
Fortinet, Inc. *	2,997	284,865
Gartner, Inc. *	511	264,662
Gen Digital, Inc.	11,334	349,654
Globant SA *	108	24,598
GoDaddy, Inc., Class A *	1,226	242,221
Guidewire Software, Inc. *	226	45,853
InterDigital, Inc.	453	88,770
International Business Machines Corp.	21,385	4,863,163
Intuit, Inc.	1,300	834,249
Kyndryl Holdings, Inc. *	14,573	505,829
LiveRamp Holdings, Inc. *	2,001	60,750
Manhattan Associates, Inc. *	259	73,929
Microsoft Corp.	47,017	19,909,819
NCR Voyix Corp. *	7,158	103,863
Okta, Inc. *	195	15,124
Oracle Corp.	22,200	4,103,448
Palantir Technologies, Inc., Class A *	1,760	118,061
Palo Alto Networks, Inc. *	697	270,311
Pegasystems, Inc.	206	19,564
Progress Software Corp.	591	40,430
PTC, Inc. *	385	77,023
Qualys, Inc. *	284	43,622
RingCentral, Inc., Class A *	1,520	57,198
Roper Technologies, Inc.	769	435,592
Salesforce, Inc.	3,802	1,254,622
ServiceNow, Inc. *	188	197,295
Snowflake, Inc., Class A *	165	28,842
SPS Commerce, Inc. *	104	20,079
Synopsys, Inc. *	487	271,985
Teradata Corp. *	2,965	91,618
Twilio, Inc., Class A *	1,206	126,075
Tyler Technologies, Inc. *	147	92,488
Unisys Corp. *	3,648	29,111
Verint Systems, Inc. *	710	17,892
VeriSign, Inc. *	708	132,523
Workday, Inc., Class A *	286	71,497
Zoom Communications, Inc., Class A *	1,710	141,400
		44,603,925

Technology Hardware & Equipment 6.8%
ADTRAN Holdings, Inc. *	1,627	13,829
Advanced Energy Industries, Inc.	627	72,130
Amphenol Corp., Class A	10,207	741,539
Apple, Inc.	157,226	37,314,447
Arista Networks, Inc. *	749	303,959
Arrow Electronics, Inc. *	5,378	646,220
Avnet, Inc.	11,329	619,810

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Badger Meter, Inc.	189	40,979
Belden, Inc.	896	109,670
Benchmark Electronics, Inc.	2,909	141,057
Calix, Inc. *	449	14,606
CDW Corp.	2,055	361,536
Ciena Corp. *	3,817	266,121
Cisco Systems, Inc.	117,297	6,945,155
Cognex Corp.	2,269	90,715
Coherent Corp. *	1,316	131,811
CommScope Holding Co., Inc. *	14,543	69,370
Comtech Telecommunications Corp. *	1,774	6,014
Corning, Inc.	24,253	1,180,394
Crane NXT Co.	877	54,970
CTS Corp.	629	34,538
Dell Technologies, Inc., Class C	1,540	196,489
ePlus, Inc. *	888	71,804
F5, Inc. *	1,118	279,891
Fabrinet *	266	62,398
Flex Ltd. *	13,475	525,121
Hewlett Packard Enterprise Co.	81,659	1,732,804
HP, Inc.	46,668	1,653,447
Insight Enterprises, Inc. *	954	149,253
IPG Photonics Corp. *	1,017	79,367
Itron, Inc. *	707	83,801
Jabil, Inc.	3,944	535,714
Juniper Networks, Inc.	10,466	375,939
Keysight Technologies, Inc. *	1,982	338,605
Kimball Electronics, Inc. *	211	4,138
Knowles Corp. *	2,691	52,367
Littelfuse, Inc.	433	106,808
Lumentum Holdings, Inc. *	1,826	158,807
Methode Electronics, Inc.	959	10,472
Motorola Solutions, Inc.	1,110	554,667
NetApp, Inc.	4,929	604,493
NETGEAR, Inc. *	1,525	37,515
NetScout Systems, Inc. *	2,864	62,664
Novanta, Inc. *	179	29,889
OSI Systems, Inc. *	389	69,009
PC Connection, Inc.	751	54,508
Plexus Corp. *	1,011	166,208
Pure Storage, Inc., Class A *	679	35,980
Rogers Corp. *	430	44,539
Sanmina Corp. *	3,589	285,002
ScanSource, Inc. *	1,239	62,458
Seagate Technology Holdings PLC	7,313	741,026
Super Micro Computer, Inc. *	2,345	76,541
TD SYNNEX Corp.	1,982	235,838
TE Connectivity PLC	5,980	903,698
Teledyne Technologies, Inc. *	472	229,043
Trimble, Inc. *	3,763	274,586
TTM Technologies, Inc. *	5,983	145,866
Viasat, Inc. *	4,128	38,514
Viavi Solutions, Inc. *	6,540	65,008
Vishay Intertechnology, Inc.	6,229	118,974
Vontier Corp.	2,662	104,510
Western Digital Corp. *	15,708	1,146,527
Xerox Holdings Corp.	18,302	167,280
Zebra Technologies Corp., Class A *	815	331,705
		62,162,143

Telecommunication Services 3.3%
AT&T, Inc.	469,601	10,875,959
ATN International, Inc.	269	5,321
Cogent Communications Holdings, Inc.	598	49,150
Consolidated Communications Holdings, Inc. *	5,118	23,901
Frontier Communications Parent, Inc. *	8,944	311,341
GCI Liberty, Inc. *(c)	188	0
SECURITY	NUMBER OF SHARES	VALUE ($)
Iridium Communications, Inc.	1,675	49,781
Liberty Global Ltd., Class C *	39,349	575,282
Liberty Latin America Ltd., Class C *	16,433	113,552
Lumen Technologies, Inc. *	617,137	4,529,786
Shenandoah Telecommunications Co.	1,052	14,023
Sunrise Communications AG, Class A *	7,877	382,113
Telephone & Data Systems, Inc.	13,927	476,025
T-Mobile U.S., Inc.	8,772	2,166,158
U.S. Cellular Corp. *	325	20,624
Verizon Communications, Inc.	227,980	10,108,633
		29,701,649

Transportation 2.1%
Air Transport Services Group, Inc. *	1,822	40,011
Alaska Air Group, Inc. *	3,184	167,478
Allegiant Travel Co.	638	52,214
American Airlines Group, Inc. *	9,013	130,869
ArcBest Corp.	1,043	120,237
Avis Budget Group, Inc.	2,347	255,987
CH Robinson Worldwide, Inc.	5,740	606,029
Costamare, Inc.	1,205	15,906
Covenant Logistics Group, Inc., Class A	226	13,126
CSX Corp.	50,027	1,828,487
Danaos Corp.	169	13,415
Delta Air Lines, Inc.	3,851	245,771
Expeditors International of Washington, Inc.	2,632	320,156
FedEx Corp.	8,899	2,693,460
Forward Air Corp. *	2,598	95,321
Genco Shipping & Trading Ltd.	573	9,094
GXO Logistics, Inc. *	2,959	179,996
Heartland Express, Inc.	2,763	35,284
Hertz Global Holdings, Inc. *	27,071	133,189
Hub Group, Inc., Class A	3,462	178,778
JB Hunt Transport Services, Inc.	2,118	400,535
JetBlue Airways Corp. *	16,210	96,774
Kirby Corp. *	948	119,931
Knight-Swift Transportation Holdings, Inc.	6,384	378,954
Landstar System, Inc.	1,120	208,230
Lyft, Inc., Class A *	2,583	44,841
Marten Transport Ltd.	2,612	45,397
Matson, Inc.	1,012	155,018
Norfolk Southern Corp.	6,414	1,769,302
Old Dominion Freight Line, Inc.	2,057	463,113
RXO, Inc. *	4,774	143,936
Ryder System, Inc.	3,572	603,097
Saia, Inc. *	289	164,464
Schneider National, Inc., Class B	2,902	97,536
SkyWest, Inc. *	1,394	159,948
Southwest Airlines Co.	6,360	205,810
Star Bulk Carriers Corp.	809	14,012
Uber Technologies, Inc. *	4,105	295,396
U-Haul Holding Co., Non Voting Shares	2,454	153,228
Union Pacific Corp.	12,413	3,036,965
United Airlines Holdings, Inc. *	2,898	280,613
United Parcel Service, Inc., Class B	17,739	2,407,537
Werner Enterprises, Inc.	3,864	157,960
XPO, Inc. *	1,262	192,341
ZIM Integrated Shipping Services Ltd. (a)	12,080	266,243
		18,995,989

Utilities 3.5%
AES Corp.	28,792	375,448
ALLETE, Inc.	1,609	104,392
Alliant Energy Corp.	5,752	363,526
Ameren Corp.	6,404	604,474
American Electric Power Co., Inc.	13,674	1,365,486
American States Water Co.	420	35,830

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
American Water Works Co., Inc.	2,551	349,334
Atlantica Sustainable Infrastructure PLC	1,393	30,562
Atmos Energy Corp.	2,273	343,950
Avangrid, Inc.	2,682	96,820
Avista Corp.	2,659	102,877
Black Hills Corp.	2,361	151,269
California Water Service Group	969	49,603
CenterPoint Energy, Inc.	17,172	560,151
Chesapeake Utilities Corp.	348	45,849
Clearway Energy, Inc., Class C	2,053	60,543
CMS Energy Corp.	7,172	499,960
Consolidated Edison, Inc.	10,025	1,008,415
Constellation Energy Corp.	3,735	958,252
Dominion Energy, Inc.	25,438	1,494,482
DTE Energy Co.	5,041	634,057
Duke Energy Corp.	22,164	2,594,296
Edison International	9,606	842,926
Entergy Corp.	6,622	1,034,158
Essential Utilities, Inc.	3,559	142,467
Evergy, Inc.	9,425	609,138
Eversource Energy	10,477	675,662
Exelon Corp.	35,849	1,418,186
FirstEnergy Corp.	17,667	751,731
Hawaiian Electric Industries, Inc. *	9,480	98,497
IDACORP, Inc.	1,166	138,136
MDU Resources Group, Inc.	6,871	137,695
MGE Energy, Inc.	551	57,458
National Fuel Gas Co.	2,667	170,608
New Jersey Resources Corp.	2,188	112,857
NextEra Energy, Inc.	26,356	2,073,427
NiSource, Inc.	10,482	399,259
Northwest Natural Holding Co.	1,262	55,301
Northwestern Energy Group, Inc.	1,919	106,006
NRG Energy, Inc.	9,389	954,016
OGE Energy Corp.	5,970	262,441
ONE Gas, Inc.	1,644	128,183
Ormat Technologies, Inc.	687	56,073
Otter Tail Corp.	762	61,448
PG&E Corp.	11,124	240,612
Pinnacle West Capital Corp.	3,881	363,650
Portland General Electric Co.	3,294	157,848
PPL Corp.	27,126	947,511
Public Service Enterprise Group, Inc.	10,239	965,538
Sempra	11,818	1,106,992
SJW Group	538	29,977
Southern Co.	24,485	2,182,348
Southwest Gas Holdings, Inc.	2,101	164,214
Spire, Inc.	1,769	129,473
TXNM Energy, Inc.	2,610	128,021
UGI Corp.	15,825	480,605
Unitil Corp.	255	15,305
Vistra Corp.	9,292	1,485,233
WEC Energy Group, Inc.	7,031	710,483
Xcel Energy, Inc.	14,743	1,069,752
		32,292,811
Total Common Stocks (Cost $627,390,350)		907,956,696
SECURITY	NUMBER OF SHARES	VALUE ($)
INVESTMENT COMPANIES 0.1% OF NET ASSETS

Equity Funds 0.1%
iShares Core S&P Total U.S. Stock Market ETF	4,500	598,950
Total Investment Companies (Cost $541,077)		598,950

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59% (d)	428,176	428,176
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59% (d)(e)	797,820	797,820
		1,225,996
Total Short-Term Investments (Cost $1,225,996)		1,225,996
Total Investments in Securities (Cost $629,157,423)		909,781,642

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 12/20/24	6	1,815,450	42,409

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $778,218.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended November 30, 2024. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at February 29, 2024, and/or Value at November 30, 2024, columns means either the issuer was not held or not held as an affiliate at the beginning of period and is no longer held at period end or the issuer is held at period end but is no longer an affiliate.
SECURITY	VALUE AT 2/29/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 11/30/24	BALANCE OF SHARES HELD AT 11/30/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.1% OF NET ASSETS

Consumer Durables & Apparel 0.0%
Fossil Group, Inc.	$—	$334	($12,279 )	($35,567 )	$32,859	$—	—	$—
Tupperware Brands Corp.	—	7,181	(9,560)	(71,070)	43,142	—	—	—
						—

Equity Real Estate Investment Trusts (REITs) 0.0%
Ashford Hospitality Trust, Inc.	—	360	(13,252)	(20,460)	15,237	—	—	—
Diversified Healthcare Trust	—	21,455	(132,237)	55,660	(91,391)	—	26,889	1,123
						—

Financial Services 0.1%
Charles Schwab Corp.	701,858	211,419	(43,026)	(3,865)	209,742	1,076,128	13,003	9,228

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Emergent BioSolutions, Inc.	—	30,856	(70,107)	(10,255)	118,133	—	10,965	—

Transportation 0.0%
Daseke, Inc.	—	15,895	(123,504)	25,417	(24,678)	—	—	—
Total	$701,858	$287,500	($403,965 )	($60,140 )	$303,044	$1,076,128		$10,351

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$829,772,658	$—	$—	$829,772,658
Health Care Equipment & Services	48,482,389	—	0 *	48,482,389
Telecommunication Services	29,701,649	—	0 *	29,701,649
Investment Companies [1]	598,950	—	—	598,950
Short-Term Investments [1]	1,225,996	—	—	1,225,996
Futures Contracts [2]	42,409	—	—	42,409
Total	$909,824,051	$—	$0	$909,824,051

*	Level 3 amount shown includes securities determined to have no value at November 30, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab Fundamental U.S. Large Company ETF

Portfolio Holdings as of November 30, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.7%
Adient PLC *	141,487	2,720,795
Aptiv PLC *	71,258	3,956,957
Autoliv, Inc.	29,046	2,879,039
BorgWarner, Inc.	269,616	9,253,221
Dana, Inc.	294,490	2,944,900
Ford Motor Co.	5,300,567	58,995,311
General Motors Co.	2,433,519	135,279,321
Gentex Corp.	157,144	4,802,321
Goodyear Tire & Rubber Co. *	755,636	8,115,530
Harley-Davidson, Inc.	117,919	3,965,616
Lear Corp.	93,519	9,149,899
Tesla, Inc. *	158,136	54,582,222
Thor Industries, Inc.	69,897	7,800,505
		304,445,637

Banks 7.6%
Bank of America Corp.	5,009,132	237,983,861
Citigroup, Inc.	2,865,941	203,109,239
Citizens Financial Group, Inc.	399,284	19,221,532
Comerica, Inc.	170,537	12,321,298
Credicorp Ltd.	23,308	4,322,935
East West Bancorp, Inc.	54,632	5,992,038
Fifth Third Bancorp	475,091	22,832,873
First Citizens BancShares, Inc., Class A	1,845	4,234,275
First Horizon Corp.	294,855	6,230,286
Flagstar Financial, Inc.	242,967	2,908,315
Huntington Bancshares, Inc.	766,883	13,811,563
JPMorgan Chase & Co.	1,489,555	371,971,675
KeyCorp	947,285	18,453,112
M&T Bank Corp.	88,183	19,399,378
PNC Financial Services Group, Inc.	260,114	55,851,678
Popular, Inc.	31,415	3,121,394
Regions Financial Corp.	574,280	15,654,873
Synovus Financial Corp.	90,573	5,169,001
Truist Financial Corp.	873,101	41,629,456
U.S. Bancorp	1,131,257	60,284,685
Wells Fargo & Co.	3,293,871	250,894,154
Zions Bancorp NA	175,636	10,629,491
		1,386,027,112

Capital Goods 6.8%
3M Co.	470,641	62,844,693
A.O. Smith Corp.	53,779	4,005,998
Acuity Brands, Inc.	23,074	7,399,601
AECOM	74,711	8,738,946
AerCap Holdings NV	33,138	3,292,592
AGCO Corp.	59,820	6,054,382
Air Lease Corp.	73,240	3,727,916
Allegion PLC	15,248	2,147,528
Allison Transmission Holdings, Inc.	76,026	9,009,081
AMETEK, Inc.	48,687	9,463,779
Beacon Roofing Supply, Inc. *	39,073	4,416,030
Boeing Co. *	140,867	21,896,366
Boise Cascade Co.	45,710	6,746,796
SECURITY	NUMBER OF SHARES	VALUE ($)
Builders FirstSource, Inc. *	56,169	10,473,833
Carlisle Cos., Inc.	18,708	8,543,944
Carrier Global Corp.	285,484	22,087,897
Caterpillar, Inc.	187,941	76,324,719
CNH Industrial NV	378,203	4,750,230
Cummins, Inc.	92,590	34,724,954
Curtiss-Wright Corp.	13,313	4,974,136
Deere & Co.	102,887	47,935,053
Donaldson Co., Inc.	50,393	3,933,174
Dover Corp.	55,865	11,502,603
Eaton Corp. PLC	111,630	41,908,135
EMCOR Group, Inc.	22,298	11,374,656
Emerson Electric Co.	236,933	31,417,316
Everus Construction Group, Inc. *	37,353	2,377,892
Fastenal Co.	161,699	13,511,568
Fluor Corp. *	97,103	5,450,391
Fortive Corp.	78,541	6,230,658
Fortune Brands Innovations, Inc.	84,546	6,619,952
GE Vernova, Inc. *	24,289	8,115,441
Generac Holdings, Inc. *	23,431	4,409,714
General Dynamics Corp.	125,208	35,560,324
General Electric Co.	152,097	27,705,989
Graco, Inc.	42,071	3,831,827
Honeywell International, Inc.	285,547	66,512,463
Howmet Aerospace, Inc.	104,030	12,315,071
Hubbell, Inc.	14,067	6,472,086
Huntington Ingalls Industries, Inc.	28,623	5,665,064
IDEX Corp.	20,311	4,684,326
Illinois Tool Works, Inc.	99,273	27,550,243
Ingersoll Rand, Inc.	58,135	6,055,923
ITT, Inc.	31,628	4,937,763
Johnson Controls International PLC	340,644	28,566,406
L3Harris Technologies, Inc.	114,826	28,275,902
Lennox International, Inc.	8,013	5,345,713
Lincoln Electric Holdings, Inc.	17,160	3,749,117
Lockheed Martin Corp.	120,532	63,810,846
Masco Corp.	117,976	9,504,147
MasTec, Inc. *	43,744	6,301,761
Middleby Corp. *	22,775	3,265,707
MSC Industrial Direct Co., Inc., Class A	15,782	1,355,358
Mueller Industries, Inc.	67,914	5,485,414
Nordson Corp.	13,711	3,578,434
Northrop Grumman Corp.	69,977	34,264,238
nVent Electric PLC	52,880	4,141,033
Oshkosh Corp.	58,128	6,603,922
Otis Worldwide Corp.	88,561	9,120,012
Owens Corning	59,657	12,266,672
PACCAR, Inc.	233,683	27,340,911
Parker-Hannifin Corp.	31,916	22,433,756
Pentair PLC	63,056	6,872,473
Quanta Services, Inc.	39,033	13,447,649
Regal Rexnord Corp.	31,789	5,490,278
Resideo Technologies, Inc. *	170,994	4,647,617
Rockwell Automation, Inc.	35,965	10,614,710
RTX Corp.	500,408	60,964,707
Rush Enterprises, Inc., Class A	70,540	4,369,953
Sensata Technologies Holding PLC	109,945	3,533,632
Snap-on, Inc.	27,508	10,169,433
Stanley Black & Decker, Inc.	138,067	12,350,093
Textron, Inc.	118,254	10,126,090

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Timken Co.	41,026	3,177,464
Toro Co.	40,045	3,487,119
Trane Technologies PLC	27,254	11,343,660
TransDigm Group, Inc.	8,890	11,138,903
UFP Industries, Inc.	50,180	6,819,462
United Rentals, Inc.	27,585	23,888,610
Watsco, Inc.	11,461	6,321,888
WESCO International, Inc.	36,735	7,772,024
Westinghouse Air Brake Technologies Corp.	57,366	11,508,767
WW Grainger, Inc.	12,247	14,761,799
Xylem, Inc.	46,293	5,867,638
		1,231,784,371

Commercial & Professional Services 1.1%
ABM Industries, Inc.	75,851	4,336,402
Amentum Holdings, Inc. *	66,546	1,620,395
Automatic Data Processing, Inc.	87,773	26,940,167
Booz Allen Hamilton Holding Corp., Class A	38,229	5,664,773
Broadridge Financial Solutions, Inc.	27,200	6,419,744
CACI International, Inc., Class A *	11,204	5,152,496
Cintas Corp.	68,287	15,418,522
Concentrix Corp.	30,098	1,352,905
Copart, Inc. *	83,134	5,269,864
Equifax, Inc.	20,379	5,330,331
Genpact Ltd.	108,445	5,005,821
Jacobs Solutions, Inc.	66,546	9,398,292
KBR, Inc.	52,779	3,210,547
Leidos Holdings, Inc.	78,652	13,009,041
ManpowerGroup, Inc.	123,497	7,949,502
Maximus, Inc.	17,332	1,291,234
Paychex, Inc.	77,246	11,298,772
Republic Services, Inc.	53,711	11,725,111
Robert Half, Inc.	95,127	7,097,425
Science Applications International Corp.	34,402	4,274,448
SS&C Technologies Holdings, Inc.	86,515	6,691,070
TransUnion	48,106	4,882,759
Verisk Analytics, Inc.	26,934	7,924,252
Waste Management, Inc.	121,894	27,818,649
		199,082,522

Consumer Discretionary Distribution & Retail 4.5%
Academy Sports & Outdoors, Inc.	68,234	3,360,525
Advance Auto Parts, Inc.	116,060	4,799,081
Amazon.com, Inc. *	1,309,017	272,131,544
American Eagle Outfitters, Inc.	78,498	1,510,302
Asbury Automotive Group, Inc. *	19,117	4,967,170
AutoNation, Inc. *	52,274	9,351,296
AutoZone, Inc. *	3,294	10,440,465
Bath & Body Works, Inc.	153,303	5,555,701
Best Buy Co., Inc.	311,052	27,994,680
Burlington Stores, Inc. *	17,858	5,033,813
CarMax, Inc. *	147,027	12,345,857
Dick's Sporting Goods, Inc.	35,402	7,336,710
eBay, Inc.	487,308	30,841,723
Foot Locker, Inc. *	230,287	5,791,718
Gap, Inc.	290,529	7,045,328
Genuine Parts Co.	70,657	8,954,362
Group 1 Automotive, Inc.	22,234	9,467,237
Home Depot, Inc.	349,085	149,802,846
Kohl's Corp. (a)	612,550	9,169,874
Lithia Motors, Inc.	34,405	13,311,294
LKQ Corp.	246,284	9,676,498
Lowe's Cos., Inc.	282,438	76,944,584
Macy's, Inc.	634,203	10,299,457
SECURITY	NUMBER OF SHARES	VALUE ($)
Murphy USA, Inc.	14,101	7,724,528
Nordstrom, Inc.	96,873	2,199,986
ODP Corp. *	108,190	2,778,319
O'Reilly Automotive, Inc. *	15,244	18,951,646
Penske Automotive Group, Inc.	22,798	3,796,779
Pool Corp.	10,742	4,050,701
Qurate Retail, Inc. *	4,680,959	2,187,880
Ross Stores, Inc.	90,639	14,037,262
TJX Cos., Inc.	329,057	41,359,174
Tractor Supply Co.	36,178	10,262,613
Ulta Beauty, Inc. *	15,032	5,811,972
Williams-Sonoma, Inc.	58,877	10,128,022
		819,420,947

Consumer Durables & Apparel 1.6%
Brunswick Corp.	61,399	4,943,234
Capri Holdings Ltd. *	129,078	3,021,716
Carter's, Inc.	48,727	2,659,032
Deckers Outdoor Corp. *	33,318	6,528,995
DR Horton, Inc.	171,327	28,916,571
Garmin Ltd.	27,508	5,848,201
Hanesbrands, Inc. *	772,026	6,716,626
Hasbro, Inc.	86,017	5,604,008
KB Home	61,219	5,065,260
Leggett & Platt, Inc.	255,040	3,210,954
Lennar Corp., Class A	170,434	29,721,985
Lululemon Athletica, Inc. *	7,538	2,417,135
Meritage Homes Corp.	31,195	5,960,429
Mohawk Industries, Inc. *	76,152	10,572,182
Newell Brands, Inc.	679,487	6,516,280
NIKE, Inc., Class B	440,507	34,698,736
NVR, Inc. *	1,474	13,613,245
Polaris, Inc.	54,257	3,743,733
PulteGroup, Inc.	151,809	20,535,204
PVH Corp.	71,833	7,784,542
Ralph Lauren Corp.	25,975	6,010,615
Skechers USA, Inc., Class A *	64,562	4,120,347
Tapestry, Inc.	162,751	10,136,132
Taylor Morrison Home Corp. *	97,866	7,229,362
Tempur Sealy International, Inc.	65,640	3,674,527
Toll Brothers, Inc.	63,941	10,561,135
TopBuild Corp. *	4,244	1,657,876
Tri Pointe Homes, Inc. *	115,261	5,017,311
VF Corp.	577,543	11,683,695
Whirlpool Corp.	120,828	13,462,656
		281,631,724

Consumer Services 1.6%
Aramark	136,645	5,560,085
Booking Holdings, Inc.	8,661	45,054,349
Caesars Entertainment, Inc. *	90,849	3,496,778
Carnival Corp. *	449,129	11,421,350
Chipotle Mexican Grill, Inc. *	111,658	6,869,200
Darden Restaurants, Inc.	51,672	9,108,223
Domino's Pizza, Inc.	13,715	6,530,946
Expedia Group, Inc. *	35,703	6,591,488
H&R Block, Inc.	38,195	2,264,200
Hilton Worldwide Holdings, Inc.	44,440	11,262,874
Las Vegas Sands Corp.	136,816	7,259,457
Marriott International, Inc., Class A	56,687	16,387,645
Marriott Vacations Worldwide Corp.	35,246	3,498,165
McDonald's Corp.	202,296	59,881,639
MGM Resorts International *	265,862	10,193,149
Penn Entertainment, Inc. *	182,148	3,932,575
Service Corp. International	55,347	4,903,191
Starbucks Corp.	508,242	52,074,475
Travel & Leisure Co.	36,642	2,047,189

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Vail Resorts, Inc.	15,205	2,725,344
Yum! Brands, Inc.	100,663	13,986,117
		285,048,439

Consumer Staples Distribution & Retail 3.6%
Albertsons Cos., Inc., Class A	244,477	4,852,868
Andersons, Inc.	22,860	1,091,336
BJ's Wholesale Club Holdings, Inc. *	49,399	4,757,124
Casey's General Stores, Inc.	22,771	9,584,086
Costco Wholesale Corp.	126,827	123,260,625
Dollar General Corp.	186,070	14,377,629
Dollar Tree, Inc. *	129,079	9,199,460
Kroger Co.	903,082	55,160,249
Performance Food Group Co. *	128,458	11,335,134
SpartanNash Co.	76,603	1,453,925
Sprouts Farmers Market, Inc. *	66,655	10,296,864
Sysco Corp.	226,329	17,452,229
Target Corp.	435,747	57,653,686
U.S. Foods Holding Corp. *	206,064	14,377,085
United Natural Foods, Inc. *	119,210	2,959,984
Walgreens Boots Alliance, Inc.	3,389,228	30,570,837
Walmart, Inc.	3,083,518	285,225,415
		653,608,536

Energy 6.9%
Antero Resources Corp. *	151,876	4,964,826
APA Corp.	245,225	5,554,346
Baker Hughes Co.	655,041	28,789,052
Cheniere Energy, Inc.	51,389	11,511,650
Chevron Corp.	1,374,411	222,558,373
CNX Resources Corp. *	68,129	2,760,587
ConocoPhillips	890,946	96,525,105
Coterra Energy, Inc.	230,556	6,160,456
Delek U.S. Holdings, Inc.	122,489	2,333,416
Devon Energy Corp.	394,620	14,975,829
Diamondback Energy, Inc.	50,347	8,941,124
EOG Resources, Inc.	305,765	40,746,244
EQT Corp.	182,706	8,302,161
Expand Energy Corp.	147,017	14,548,802
Exxon Mobil Corp.	2,932,771	345,949,667
Halliburton Co.	372,286	11,861,032
Hess Corp.	67,695	9,963,350
HF Sinclair Corp.	218,368	8,937,802
Kinder Morgan, Inc.	1,494,778	42,257,374
Marathon Petroleum Corp.	447,843	69,930,685
Murphy Oil Corp.	107,791	3,499,974
NOV, Inc.	238,642	3,823,045
Occidental Petroleum Corp.	381,494	19,295,967
ONEOK, Inc.	227,885	25,887,736
Ovintiv, Inc.	218,786	9,937,260
PBF Energy, Inc., Class A	192,451	6,060,282
Peabody Energy Corp.	176,898	4,219,017
Phillips 66	487,775	65,352,095
Schlumberger NV	492,751	21,651,479
SM Energy Co.	79,684	3,600,920
Targa Resources Corp.	64,841	13,247,016
TechnipFMC PLC	77,666	2,436,382
Valero Energy Corp.	490,439	68,210,256
Williams Cos., Inc.	532,256	31,147,621
World Kinect Corp.	522,939	15,139,084
		1,251,080,015

Equity Real Estate Investment Trusts (REITs) 1.7%
Alexandria Real Estate Equities, Inc.	47,012	5,182,133
American Tower Corp.	101,947	21,306,923
AvalonBay Communities, Inc.	39,142	9,212,070
SECURITY	NUMBER OF SHARES	VALUE ($)
Brixmor Property Group, Inc.	145,945	4,388,566
BXP, Inc.	110,018	9,020,376
Camden Property Trust	31,814	4,002,201
Crown Castle, Inc.	157,326	16,715,887
Digital Realty Trust, Inc.	81,856	16,018,401
Equinix, Inc.	16,409	16,105,105
Equity Residential	124,681	9,558,045
Essex Property Trust, Inc.	18,317	5,686,696
Extra Space Storage, Inc.	33,204	5,676,556
Gaming & Leisure Properties, Inc.	71,044	3,666,581
Healthpeak Properties, Inc.	276,929	6,089,669
Host Hotels & Resorts, Inc.	389,004	7,165,454
Invitation Homes, Inc.	135,373	4,636,525
Iron Mountain, Inc.	97,279	12,030,494
Kimco Realty Corp.	209,309	5,352,031
Lamar Advertising Co., Class A	32,042	4,294,269
Medical Properties Trust, Inc. (a)	694,313	3,048,034
Mid-America Apartment Communities, Inc.	37,049	6,081,964
Park Hotels & Resorts, Inc.	277,860	4,320,723
Prologis, Inc.	110,654	12,922,174
Public Storage	28,969	10,082,660
Realty Income Corp.	112,973	6,540,007
Regency Centers Corp.	56,577	4,276,655
SBA Communications Corp.	15,917	3,601,221
Simon Property Group, Inc.	104,185	19,128,366
SL Green Realty Corp.	48,940	3,826,619
Sun Communities, Inc.	32,680	4,128,464
UDR, Inc.	92,766	4,254,249
Ventas, Inc.	216,856	13,893,964
VICI Properties, Inc.	132,191	4,310,749
Vornado Realty Trust	194,524	8,374,258
Welltower, Inc.	135,763	18,759,731
Weyerhaeuser Co.	521,216	16,814,428
WP Carey, Inc.	60,680	3,462,401
		313,934,649

Financial Services 8.9%
Affiliated Managers Group, Inc.	34,843	6,534,456
Ally Financial, Inc.	472,627	18,895,627
American Express Co.	221,090	67,361,701
Ameriprise Financial, Inc.	45,911	26,351,537
Annaly Capital Management, Inc.	225,124	4,486,721
Apollo Global Management, Inc.	30,290	5,301,659
Bank of New York Mellon Corp.	599,151	49,052,492
Berkshire Hathaway, Inc., Class B *	825,010	398,496,330
Blackrock, Inc.	47,018	48,090,010
Blackstone, Inc.	124,683	23,825,675
Block, Inc. *	57,370	5,080,114
Bread Financial Holdings, Inc.	168,170	9,893,441
Capital One Financial Corp.	462,159	88,739,150
Carlyle Group, Inc.	114,271	6,082,645
Cboe Global Markets, Inc.	8,679	1,873,362
Charles Schwab Corp. (b)	279,725	23,150,041
CME Group, Inc.	63,060	15,008,280
Corebridge Financial, Inc.	224,405	7,263,990
Corpay, Inc. *	27,052	10,311,681
Discover Financial Services	260,930	47,601,460
Equitable Holdings, Inc.	190,253	9,175,902
Evercore, Inc., Class A	25,781	7,937,970
Fidelity National Information Services, Inc.	230,780	19,685,534
Fiserv, Inc. *	110,642	24,447,456
Franklin Resources, Inc.	351,623	8,002,940
Global Payments, Inc.	131,382	15,629,203
Goldman Sachs Group, Inc.	186,436	113,459,357
Intercontinental Exchange, Inc.	124,564	20,049,821
Invesco Ltd.	483,203	8,741,142

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Jack Henry & Associates, Inc.	22,136	3,899,921
Jackson Financial, Inc., Class A	77,605	7,775,245
Janus Henderson Group PLC	121,968	5,522,711
Jefferies Financial Group, Inc.	138,014	10,922,428
KKR & Co., Inc.	143,039	23,296,762
Lazard, Inc., Class A	45,332	2,632,429
LPL Financial Holdings, Inc.	23,678	7,698,902
Mastercard, Inc., Class A	97,387	51,901,428
MGIC Investment Corp.	169,089	4,440,277
Moody's Corp.	25,915	12,956,982
Morgan Stanley	620,833	81,707,831
MSCI, Inc.	8,572	5,225,748
Nasdaq, Inc.	73,072	6,064,245
Navient Corp.	230,416	3,589,881
Northern Trust Corp.	126,973	14,114,319
OneMain Holdings, Inc.	194,616	11,161,228
PayPal Holdings, Inc. *	456,508	39,611,199
Raymond James Financial, Inc.	59,113	10,006,649
Rithm Capital Corp.	380,258	4,277,903
S&P Global, Inc.	50,675	26,478,194
SEI Investments Co.	62,707	5,181,479
SLM Corp.	285,831	7,826,053
Starwood Property Trust, Inc.	188,176	3,833,145
State Street Corp.	186,666	18,388,468
Synchrony Financial	923,317	62,342,364
T. Rowe Price Group, Inc.	187,610	23,233,622
Visa, Inc., Class A	207,697	65,441,171
Voya Financial, Inc.	63,738	5,290,254
Western Union Co.	539,717	5,942,284
		1,621,292,819

Food, Beverage & Tobacco 3.2%
Altria Group, Inc.	1,191,300	68,785,662
Archer-Daniels-Midland Co.	695,226	37,959,340
Brown-Forman Corp., Class B	55,517	2,336,155
Bunge Global SA	207,938	18,660,356
Campbell's Co.	119,067	5,500,895
Coca-Cola Co.	994,713	63,741,209
Coca-Cola Europacific Partners PLC	44,978	3,489,393
Conagra Brands, Inc.	365,891	10,080,297
Constellation Brands, Inc., Class A	52,193	12,575,903
Darling Ingredients, Inc. *	103,774	4,205,960
Flowers Foods, Inc.	135,232	3,058,948
General Mills, Inc.	312,937	20,735,206
Hershey Co.	37,440	6,594,307
Hormel Foods Corp.	184,891	5,996,015
Ingredion, Inc.	55,747	8,213,763
J.M. Smucker Co.	86,045	10,135,241
Kellanova	142,794	11,607,724
Keurig Dr. Pepper, Inc.	381,000	12,439,650
Kraft Heinz Co.	527,410	16,861,298
Lamb Weston Holdings, Inc.	42,301	3,267,329
McCormick & Co., Inc. - Non Voting Shares	80,802	6,335,685
Molson Coors Beverage Co., Class B	155,118	9,626,623
Mondelez International, Inc., Class A	532,721	34,600,229
Monster Beverage Corp. *	147,450	8,128,919
PepsiCo, Inc.	442,436	72,316,164
Philip Morris International, Inc.	659,163	87,708,229
Post Holdings, Inc. *	31,688	3,817,770
Tyson Foods, Inc., Class A	550,200	35,487,900
		584,266,170

Health Care Equipment & Services 5.4%
Abbott Laboratories	521,015	61,880,952
Align Technology, Inc. *	17,413	4,053,224
Baxter International, Inc.	365,356	12,316,151
SECURITY	NUMBER OF SHARES	VALUE ($)
Becton Dickinson & Co.	84,258	18,696,850
Boston Scientific Corp. *	181,184	16,426,141
Cardinal Health, Inc.	104,306	12,750,365
Cencora, Inc.	17,962	4,518,341
Centene Corp. *	583,317	34,999,020
Chemed Corp.	2,485	1,422,389
Cigna Group	261,558	88,354,292
Community Health Systems, Inc. *	362,483	1,246,942
Cooper Cos., Inc. *	43,846	4,580,153
CVS Health Corp.	2,181,993	130,592,281
DaVita, Inc. *	64,908	10,785,762
DENTSPLY SIRONA, Inc.	130,518	2,564,679
Edwards Lifesciences Corp. *	109,642	7,822,957
Elevance Health, Inc.	157,011	63,897,197
Encompass Health Corp.	42,611	4,386,376
GE HealthCare Technologies, Inc.	200,530	16,688,107
HCA Healthcare, Inc.	104,611	34,230,811
Henry Schein, Inc. *	108,360	8,349,138
Hologic, Inc. *	92,048	7,317,816
Humana, Inc.	117,376	34,787,899
IDEXX Laboratories, Inc. *	8,986	3,789,845
Intuitive Surgical, Inc. *	28,597	15,499,574
Labcorp Holdings, Inc.	68,780	16,586,985
McKesson Corp.	31,212	19,616,742
Medtronic PLC	339,852	29,410,792
Molina Healthcare, Inc. *	26,100	7,775,190
Quest Diagnostics, Inc.	79,074	12,862,177
ResMed, Inc.	25,731	6,407,534
Solventum Corp. *	65,093	4,654,800
STERIS PLC	22,434	4,914,392
Stryker Corp.	58,838	23,073,322
Teleflex, Inc.	15,995	3,084,636
Tenet Healthcare Corp. *	76,463	10,909,741
UnitedHealth Group, Inc.	363,594	221,865,059
Universal Health Services, Inc., Class B	70,121	14,374,805
Zimmer Biomet Holdings, Inc.	76,459	8,571,054
		986,064,491

Household & Personal Products 1.2%
Church & Dwight Co., Inc.	67,789	7,465,603
Clorox Co.	40,982	6,850,961
Colgate-Palmolive Co.	242,360	23,419,247
Estee Lauder Cos., Inc., Class A	90,641	6,537,029
Kenvue, Inc.	408,728	9,842,170
Kimberly-Clark Corp.	131,332	18,301,114
Procter & Gamble Co.	814,105	145,936,462
		218,352,586

Insurance 3.5%
Aflac, Inc.	332,935	37,954,590
Allstate Corp.	244,446	50,695,656
American Financial Group, Inc.	58,265	8,556,798
American International Group, Inc.	650,412	50,003,675
Aon PLC, Class A	60,544	23,705,398
Arch Capital Group Ltd.	46,787	4,712,387
Arthur J Gallagher & Co.	29,602	9,242,928
Assurant, Inc.	24,574	5,580,755
Brown & Brown, Inc.	39,651	4,484,528
Chubb Ltd.	162,031	46,783,211
Cincinnati Financial Corp.	85,190	13,615,918
CNO Financial Group, Inc.	172,607	6,887,019
Everest Group Ltd.	7,674	2,974,135
Fidelity National Financial, Inc.	184,255	11,679,924
First American Financial Corp.	113,273	7,946,101
Genworth Financial, Inc., Class A *	792,617	6,182,413
Globe Life, Inc.	56,046	6,234,557

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hanover Insurance Group, Inc.	27,745	4,578,202
Hartford Financial Services Group, Inc.	213,847	26,369,474
Lincoln National Corp.	275,156	9,779,044
Loews Corp.	104,111	9,029,547
Markel Group, Inc. *	4,959	8,841,500
Marsh & McLennan Cos., Inc.	110,891	25,863,108
MetLife, Inc.	552,775	48,771,338
Old Republic International Corp.	224,483	8,748,103
Primerica, Inc.	15,522	4,699,286
Principal Financial Group, Inc.	183,019	15,939,125
Progressive Corp.	160,328	43,108,993
Prudential Financial, Inc.	315,150	40,783,561
Reinsurance Group of America, Inc.	30,893	7,055,961
Travelers Cos., Inc.	211,122	56,166,897
Unum Group	143,386	11,026,383
W.R. Berkley Corp.	101,350	6,542,142
Willis Towers Watson PLC	38,991	12,555,102
		637,097,759

Materials 3.6%
Air Products & Chemicals, Inc.	70,215	23,474,981
Albemarle Corp.	49,942	5,378,753
Alcoa Corp.	252,586	11,727,568
Amcor PLC	517,682	5,508,136
AptarGroup, Inc.	24,458	4,230,256
Arch Resources, Inc.	18,743	3,222,297
Avery Dennison Corp.	32,471	6,687,402
Axalta Coating Systems Ltd. *	108,287	4,381,292
Ball Corp.	166,579	10,354,551
Berry Global Group, Inc.	112,406	8,128,078
Celanese Corp.	80,559	5,897,724
CF Industries Holdings, Inc.	139,718	12,527,116
Chemours Co.	206,814	4,496,136
Cleveland-Cliffs, Inc. *	486,325	6,054,746
Commercial Metals Co.	98,974	6,105,706
Corteva, Inc.	274,223	17,067,639
CRH PLC	94,770	9,692,128
Crown Holdings, Inc.	76,315	7,027,848
Dow, Inc.	712,498	31,499,537
DuPont de Nemours, Inc.	372,968	31,176,395
Eagle Materials, Inc.	14,626	4,518,264
Eastman Chemical Co.	132,882	13,915,403
Ecolab, Inc.	59,939	14,911,025
FMC Corp.	83,484	4,933,070
Freeport-McMoRan, Inc.	560,173	24,759,647
Graphic Packaging Holding Co.	190,189	5,722,787
Huntsman Corp.	302,845	5,929,705
International Flavors & Fragrances, Inc.	96,098	8,779,513
International Paper Co.	522,706	30,750,794
Linde PLC	129,262	59,588,489
Louisiana-Pacific Corp.	56,603	6,690,475
LyondellBasell Industries NV, Class A	291,681	24,308,694
Magnera Corp. *	31,062	636,150
Martin Marietta Materials, Inc.	13,442	8,065,200
Mosaic Co.	434,123	11,486,895
Newmont Corp.	565,287	23,708,137
Nucor Corp.	235,135	36,373,033
O-I Glass, Inc. *	259,411	3,268,579
Olin Corp.	140,680	5,991,561
Packaging Corp. of America	54,858	13,651,413
PPG Industries, Inc.	116,863	14,534,251
Reliance, Inc.	50,419	16,196,600
RPM International, Inc.	49,160	6,822,425
Sealed Air Corp.	125,450	4,591,470
Sherwin-Williams Co.	38,595	15,337,653
Smurfit WestRock PLC	303,937	16,722,614
SECURITY	NUMBER OF SHARES	VALUE ($)
Sonoco Products Co.	87,519	4,540,486
Steel Dynamics, Inc.	144,384	20,974,664
U.S. Steel Corp.	352,213	14,359,724
Vulcan Materials Co.	29,557	8,516,258
Westlake Corp.	21,020	2,698,968
		647,922,236

Media & Entertainment 6.5%
Alphabet, Inc., Class A	1,344,959	227,230,823
Alphabet, Inc., Class C	1,144,300	195,091,707
Charter Communications, Inc., Class A *	157,349	62,462,046
Comcast Corp., Class A	3,372,285	145,648,989
Electronic Arts, Inc.	95,883	15,693,171
Fox Corp., Class A	365,622	17,228,109
Interpublic Group of Cos., Inc.	224,403	6,913,856
Meta Platforms, Inc., Class A	549,273	315,458,469
Netflix, Inc. *	36,138	32,047,540
News Corp., Class A	262,069	7,691,725
Nexstar Media Group, Inc.	34,973	5,966,044
Omnicom Group, Inc.	133,945	14,040,115
Paramount Global, Class B	1,671,753	18,138,520
Take-Two Interactive Software, Inc. *	28,586	5,385,031
TEGNA, Inc.	242,296	4,547,896
Walt Disney Co.	735,247	86,369,465
Warner Bros Discovery, Inc. *	1,521,598	15,946,347
		1,175,859,853

Pharmaceuticals, Biotechnology & Life Sciences 5.1%
AbbVie, Inc.	516,962	94,567,859
Agilent Technologies, Inc.	74,514	10,280,697
Amgen, Inc.	234,306	66,278,138
Avantor, Inc. *	185,492	3,906,461
Biogen, Inc. *	95,409	15,325,548
Bristol-Myers Squibb Co.	1,353,541	80,156,698
Catalent, Inc. *	64,537	3,943,856
Charles River Laboratories International, Inc. *	6,114	1,217,053
Danaher Corp.	107,439	25,752,054
Eli Lilly & Co.	44,960	35,758,936
Gilead Sciences, Inc.	718,122	66,483,735
GRAIL, Inc. *	4,281	74,917
ICON PLC *	6,377	1,340,764
Illumina, Inc. *	33,899	4,886,541
IQVIA Holdings, Inc. *	57,046	11,457,119
Jazz Pharmaceuticals PLC *	12,388	1,506,257
Johnson & Johnson	1,040,735	161,324,332
Merck & Co., Inc.	766,338	77,890,594
Mettler-Toledo International, Inc. *	4,316	5,400,179
Moderna, Inc. *	117,533	5,060,971
Organon & Co.	505,454	8,021,555
Perrigo Co. PLC	73,873	2,108,335
Pfizer, Inc.	4,629,089	121,328,423
Regeneron Pharmaceuticals, Inc. *	22,440	16,834,937
Revvity, Inc.	41,305	4,797,163
Thermo Fisher Scientific, Inc.	82,027	43,443,960
Vertex Pharmaceuticals, Inc. *	27,403	12,828,166
Viatris, Inc.	1,392,395	18,226,451
Waters Corp. *	18,302	7,041,145
West Pharmaceutical Services, Inc.	10,422	3,394,237
Zoetis, Inc.	73,524	12,885,081
		923,522,162

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Real Estate Management & Development 0.2%
Anywhere Real Estate, Inc. *	278,677	1,365,517
CBRE Group, Inc., Class A *	175,230	24,530,448
Jones Lang LaSalle, Inc. *	56,906	15,967,824
		41,863,789

Semiconductors & Semiconductor Equipment 3.9%
Advanced Micro Devices, Inc. *	118,355	16,235,347
Analog Devices, Inc.	106,469	23,215,565
Applied Materials, Inc.	229,704	40,131,586
Broadcom, Inc.	638,208	103,440,753
First Solar, Inc. *	8,841	1,761,746
Intel Corp.	6,304,745	151,629,117
KLA Corp.	21,957	14,206,838
Lam Research Corp.	357,721	26,428,428
Marvell Technology, Inc.	86,530	8,020,466
Microchip Technology, Inc.	129,925	8,856,987
Micron Technology, Inc.	672,436	65,865,106
MKS Instruments, Inc.	28,630	3,253,513
NVIDIA Corp.	485,173	67,075,167
NXP Semiconductors NV	37,678	8,642,203
ON Semiconductor Corp. *	100,949	7,179,493
Qorvo, Inc. *	78,844	5,444,178
QUALCOMM, Inc.	464,275	73,601,516
Skyworks Solutions, Inc.	84,872	7,433,938
Teradyne, Inc.	60,917	6,700,870
Texas Instruments, Inc.	292,061	58,713,023
		697,835,840

Software & Services 5.0%
Accenture PLC, Class A	175,382	63,553,175
Adobe, Inc. *	65,282	33,680,942
Akamai Technologies, Inc. *	61,822	5,812,504
Amdocs Ltd.	79,800	6,920,256
ANSYS, Inc. *	10,029	3,521,182
ASGN, Inc. *	37,773	3,458,118
Autodesk, Inc. *	19,720	5,756,268
Cadence Design Systems, Inc. *	19,753	6,060,418
Check Point Software Technologies Ltd. *	17,139	3,119,298
Cognizant Technology Solutions Corp., Class A	406,831	32,745,827
Dropbox, Inc., Class A *	46,261	1,279,579
DXC Technology Co. *	412,312	9,277,020
EPAM Systems, Inc. *	15,160	3,697,827
Fortinet, Inc. *	64,384	6,119,699
Gartner, Inc. *	11,086	5,741,772
Gen Digital, Inc.	243,441	7,510,155
GoDaddy, Inc., Class A *	26,382	5,212,292
International Business Machines Corp.	460,102	104,631,796
Intuit, Inc.	27,956	17,940,204
Kyndryl Holdings, Inc. *	313,590	10,884,709
Microsoft Corp.	1,011,014	428,123,989
Oracle Corp.	477,764	88,309,898
Palo Alto Networks, Inc. *	14,992	5,814,198
Roper Technologies, Inc.	16,512	9,353,057
Salesforce, Inc.	81,713	26,964,473
ServiceNow, Inc. *	1,831	1,921,525
Synopsys, Inc. *	10,278	5,740,160
VeriSign, Inc. *	6,661	1,246,806
		904,397,147

SECURITY	NUMBER OF SHARES	VALUE ($)
Technology Hardware & Equipment 7.1%
Amphenol Corp., Class A	220,105	15,990,628
Apple, Inc.	3,380,734	802,349,600
Arista Networks, Inc. *	16,121	6,542,224
Arrow Electronics, Inc. *	115,507	13,879,321
Avnet, Inc.	242,953	13,291,959
CDW Corp.	44,035	7,747,078
Ciena Corp. *	82,095	5,723,663
Cisco Systems, Inc.	2,522,529	149,358,942
Coherent Corp. *	28,346	2,839,135
Corning, Inc.	523,139	25,461,175
Dell Technologies, Inc., Class C	33,164	4,231,395
F5, Inc. *	24,081	6,028,678
Flex Ltd. *	290,466	11,319,460
Hewlett Packard Enterprise Co.	1,754,089	37,221,769
HP, Inc.	1,000,977	35,464,615
Insight Enterprises, Inc. *	20,643	3,229,597
Jabil, Inc.	84,775	11,514,988
Juniper Networks, Inc.	225,156	8,087,604
Keysight Technologies, Inc. *	42,616	7,280,518
Motorola Solutions, Inc.	23,948	11,966,816
NetApp, Inc.	106,181	13,022,038
Sanmina Corp. *	77,975	6,191,995
Seagate Technology Holdings PLC	157,439	15,953,294
TD SYNNEX Corp.	42,627	5,072,187
TE Connectivity PLC	128,573	19,429,952
Teledyne Technologies, Inc. *	10,082	4,892,391
Trimble, Inc. *	80,790	5,895,246
Vishay Intertechnology, Inc.	57,847	1,104,878
Western Digital Corp. *	337,980	24,669,160
Xerox Holdings Corp.	394,029	3,601,425
Zebra Technologies Corp., Class A *	17,510	7,126,570
		1,286,488,301

Telecommunication Services 3.5%
AT&T, Inc.	10,098,048	233,870,792
Frontier Communications Parent, Inc. *	192,363	6,696,156
Liberty Global Ltd., Class C *	845,568	12,362,204
Liberty Latin America Ltd., Class C *	174,742	1,207,467
Lumen Technologies, Inc. *	13,268,440	97,390,350
Sunrise Communications AG, Class A *	169,449	8,219,971
Telephone & Data Systems, Inc.	297,093	10,154,639
T-Mobile U.S., Inc.	188,519	46,552,882
Verizon Communications, Inc.	4,902,375	217,371,307
		633,825,768

Transportation 2.0%
Alaska Air Group, Inc. *	54,473	2,865,280
American Airlines Group, Inc. *	148,538	2,156,772
Avis Budget Group, Inc.	50,475	5,505,308
CH Robinson Worldwide, Inc.	123,307	13,018,753
CSX Corp.	1,075,768	39,319,321
Delta Air Lines, Inc.	82,907	5,291,125
Expeditors International of Washington, Inc.	56,624	6,887,743
FedEx Corp.	191,382	57,925,590
GXO Logistics, Inc. *	62,915	3,827,120
Hertz Global Holdings, Inc. *	581,919	2,863,042
Hub Group, Inc., Class A	74,502	3,847,283
JB Hunt Transport Services, Inc.	45,630	8,629,089
Knight-Swift Transportation Holdings, Inc.	137,234	8,146,210
Landstar System, Inc.	24,034	4,468,401
Matson, Inc.	18,158	2,781,443

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Norfolk Southern Corp.	137,928	38,047,439
Old Dominion Freight Line, Inc.	44,560	10,032,238
Ryder System, Inc.	76,474	12,911,870
Southwest Airlines Co.	136,139	4,405,458
Uber Technologies, Inc. *	88,939	6,400,051
U-Haul Holding Co., Non Voting Shares	52,694	3,290,213
Union Pacific Corp.	266,926	65,306,115
United Parcel Service, Inc., Class B	381,435	51,768,358
Werner Enterprises, Inc.	84,615	3,459,061
ZIM Integrated Shipping Services Ltd. (a)	259,481	5,718,961
		368,872,244

Utilities 3.6%
AES Corp.	620,457	8,090,759
Alliant Energy Corp.	123,836	7,826,435
Ameren Corp.	137,546	12,982,967
American Electric Power Co., Inc.	294,375	29,396,287
American Water Works Co., Inc.	54,781	7,501,710
Atmos Energy Corp.	49,180	7,441,918
CenterPoint Energy, Inc.	368,760	12,028,951
CMS Energy Corp.	155,096	10,811,742
Consolidated Edison, Inc.	215,464	21,673,524
Constellation Energy Corp.	80,285	20,597,920
Dominion Energy, Inc.	547,397	32,159,574
DTE Energy Co.	108,142	13,602,101
Duke Energy Corp.	476,460	55,769,643
Edison International	206,524	18,122,481
Entergy Corp.	141,977	22,172,548
Essential Utilities, Inc.	34,234	1,370,387
Evergy, Inc.	202,279	13,073,292
Eversource Energy	224,935	14,506,058
Exelon Corp.	771,843	30,534,109
FirstEnergy Corp.	379,586	16,151,384
MDU Resources Group, Inc.	149,539	2,996,761
National Fuel Gas Co.	56,599	3,620,638
NextEra Energy, Inc.	566,583	44,573,085
NiSource, Inc.	227,942	8,682,311
NRG Energy, Inc.	202,023	20,527,557
OGE Energy Corp.	128,846	5,664,070
PG&E Corp.	237,335	5,133,556
Pinnacle West Capital Corp.	83,067	7,783,378
Portland General Electric Co.	69,931	3,351,093
PPL Corp.	580,159	20,264,954
Public Service Enterprise Group, Inc.	219,260	20,676,218
SECURITY	NUMBER OF SHARES	VALUE ($)
Sempra	253,074	23,705,442
Southern Co.	527,305	46,998,695
UGI Corp.	339,659	10,315,444
Vistra Corp.	200,012	31,969,918
WEC Energy Group, Inc.	150,985	15,257,034
Xcel Energy, Inc.	316,857	22,991,144
		650,325,088
Total Common Stocks (Cost $13,346,427,972)		18,104,050,205

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59% (c)	9,388,132	9,388,132
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59% (c)(d)	15,593,750	15,593,750
		24,981,882
Total Short-Term Investments (Cost $24,981,882)		24,981,882
Total Investments in Securities (Cost $13,371,409,854)		18,129,032,087

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 12/20/24	137	41,452,775	656,687

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $15,226,940.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended November 30, 2024. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at February 29, 2024, and/or Value at November 30, 2024, columns means either the issuer was not held or not held as an affiliate at the beginning of period and is no longer held at period end or the issuer is held at period end but is no longer an affiliate.
SECURITY	VALUE AT 2/29/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 11/30/24	BALANCE OF SHARES HELD AT 11/30/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.1% OF NET ASSETS

Financial Services 0.1%
Charles Schwab Corp.	$15,600,142	$4,379,854	($1,292,856 )	($144,951 )	$4,607,852	$23,150,041	279,725	$202,032

Transportation 0.0%
Daseke, Inc.	—	2,707,756	(2,724,143)	16,387	—	—	—	—
Total	$15,600,142	$7,087,610	($4,016,999 )	($128,564 )	$4,607,852	$23,150,041		$202,032

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$18,104,050,205	$—	$—	$18,104,050,205
Short-Term Investments [1]	24,981,882	—	—	24,981,882
Futures Contracts [1]	656,687	—	—	656,687
Total	$18,129,688,774	$—	$—	$18,129,688,774

[1]	As categorized in the Portfolio Holdings.
[1]	Futures contracts are valued at unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab Fundamental U.S. Small Company ETF

Portfolio Holdings as of November 30, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.3%
American Axle & Manufacturing Holdings, Inc. *	839,491	5,549,035
Cooper-Standard Holdings, Inc. *	225,702	3,484,839
Dorman Products, Inc. *	89,318	12,502,734
Fox Factory Holding Corp. *	144,410	4,690,437
Gentherm, Inc. *	158,911	6,690,153
LCI Industries	157,201	18,991,453
Modine Manufacturing Co. *	120,721	16,392,705
Patrick Industries, Inc.	130,245	17,503,625
Phinia, Inc.	313,432	17,577,266
Standard Motor Products, Inc.	91,734	3,016,214
Stoneridge, Inc. *	106,874	733,156
Visteon Corp. *	96,764	9,034,855
Winnebago Industries, Inc.	269,995	15,805,507
		131,971,979

Banks 9.5%
1st Source Corp.	30,272	1,964,350
Ameris Bancorp	182,720	12,841,562
Associated Banc-Corp.	770,513	20,564,992
Atlantic Union Bankshares Corp.	154,865	6,570,922
Axos Financial, Inc. *	128,088	10,612,091
BancFirst Corp.	17,068	2,155,347
Bancorp, Inc. *	7,970	465,687
Bank of Hawaii Corp.	170,711	13,482,755
Bank of NT Butterfield & Son Ltd.	119,298	4,524,973
Bank OZK	403,274	20,151,602
BankUnited, Inc.	680,832	28,642,602
Banner Corp.	161,309	12,032,038
Berkshire Hills Bancorp, Inc.	18,883	575,554
BOK Financial Corp.	91,969	10,932,355
Brookline Bancorp, Inc.	179,356	2,258,092
Cadence Bank	564,492	21,557,950
Capitol Federal Financial, Inc.	435,027	2,905,980
Cathay General Bancorp	313,149	16,286,880
Central Pacific Financial Corp.	89,122	2,844,774
City Holding Co.	34,841	4,575,320
Columbia Banking System, Inc.	597,799	18,537,747
Commerce Bancshares, Inc.	280,986	20,722,718
Community Financial System, Inc.	156,881	10,860,872
ConnectOne Bancorp, Inc.	74,902	2,059,805
Cullen/Frost Bankers, Inc.	155,347	21,844,895
Customers Bancorp, Inc. *	116,443	6,573,207
CVB Financial Corp.	481,446	11,275,465
Eagle Bancorp, Inc.	112,978	3,317,034
Eastern Bankshares, Inc.	353,955	6,597,721
Enterprise Financial Services Corp.	99,339	6,018,950
FB Financial Corp.	9,581	540,847
First BanCorp	253,508	5,242,545
First Bancorp/Southern Pines NC	102,590	4,852,507
First Busey Corp.	216,386	5,775,342
First Commonwealth Financial Corp.	346,530	6,525,160
First Financial Bancorp	375,614	11,091,881
First Financial Bankshares, Inc.	209,859	8,746,923
First Hawaiian, Inc.	694,935	19,187,155
SECURITY	NUMBER OF SHARES	VALUE ($)
First Interstate BancSystem, Inc., Class A	325,486	11,382,245
First Merchants Corp.	203,622	8,908,463
FNB Corp.	1,334,117	22,880,107
Fulton Financial Corp.	632,595	13,651,400
Glacier Bancorp, Inc.	291,765	16,890,276
Hancock Whitney Corp.	334,407	19,857,088
Hanmi Financial Corp.	84,670	2,239,522
Heartland Financial USA, Inc.	143,746	9,712,917
Heritage Financial Corp.	77,692	2,054,953
Hilltop Holdings, Inc.	331,353	10,487,322
Home BancShares, Inc.	320,421	10,176,571
HomeStreet, Inc. *	222,364	2,641,684
Hope Bancorp, Inc.	814,548	11,094,144
Independent Bank Corp.	123,502	8,940,310
Independent Bank Group, Inc.	135,266	9,052,001
International Bancshares Corp.	152,853	11,178,140
Kearny Financial Corp.	198,836	1,574,781
Lakeland Financial Corp.	55,922	4,108,030
Midland States Bancorp, Inc.	13,326	357,803
National Bank Holdings Corp., Class A	10,509	501,700
NBT Bancorp, Inc.	141,748	7,104,410
Nicolet Bankshares, Inc.	4,028	448,719
Northwest Bancshares, Inc.	538,241	7,901,378
NU Holdings Ltd., Class A *	51,400	644,042
OceanFirst Financial Corp.	113,925	2,355,969
OFG Bancorp	76,290	3,465,092
Old National Bancorp	741,201	17,166,215
Pacific Premier Bancorp, Inc.	374,993	10,649,801
Park National Corp.	41,060	7,816,182
Pathward Financial, Inc.	84,891	7,120,657
Peoples Bancorp, Inc.	11,801	413,979
Pinnacle Financial Partners, Inc.	185,542	23,584,244
Preferred Bank	4,952	467,122
Premier Financial Corp.	77,558	2,149,132
Prosperity Bancshares, Inc.	267,124	22,366,293
Provident Financial Services, Inc.	460,969	9,735,665
Renasant Corp.	117,289	4,412,412
S&T Bancorp, Inc.	142,642	6,103,651
Sandy Spring Bancorp, Inc.	265,595	10,007,620
Seacoast Banking Corp. of Florida	88,041	2,637,708
ServisFirst Bancshares, Inc.	39,248	3,759,173
Simmons First National Corp., Class A	635,647	15,547,926
Southside Bancshares, Inc.	65,117	2,286,909
SouthState Corp.	93,980	10,402,646
Texas Capital Bancshares, Inc. *	160,287	14,177,385
Tompkins Financial Corp.	28,202	2,152,095
Towne Bank	227,378	8,328,856
TriCo Bancshares	44,712	2,161,378
Trustmark Corp.	273,451	10,694,669
UMB Financial Corp.	131,999	16,564,555
United Bankshares, Inc.	439,278	18,568,281
United Community Banks, Inc.	296,456	10,023,177
Valley National Bancorp	1,906,253	20,282,532
Veritex Holdings, Inc.	202,330	6,152,855
WaFd, Inc.	409,573	14,982,180
Washington Trust Bancorp, Inc.	52,925	1,965,635
Webster Financial Corp.	410,643	25,369,525
WesBanco, Inc.	284,693	10,061,051
Westamerica BanCorp	35,206	2,014,839
Western Alliance Bancorp	292,389	27,370,534

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Wintrust Financial Corp.	166,561	22,987,084
WSFS Financial Corp.	159,870	9,595,397
		945,405,030

Capital Goods 12.4%
AAON, Inc.	63,071	8,599,100
AAR Corp. *	175,944	12,231,627
Advanced Drainage Systems, Inc.	92,045	12,452,768
Alamo Group, Inc.	36,351	7,268,382
Albany International Corp., Class A	106,976	8,868,310
Ameresco, Inc., Class A *	14,248	401,366
American Woodmark Corp. *	133,426	12,112,412
API Group Corp. *	368,608	13,926,010
Apogee Enterprises, Inc.	158,616	13,357,053
Applied Industrial Technologies, Inc.	97,993	26,920,637
Arcosa, Inc.	178,425	19,384,092
Argan, Inc.	36,071	5,624,912
Armstrong World Industries, Inc.	142,716	22,810,298
Astec Industries, Inc.	87,429	3,375,634
Atkore, Inc.	134,999	12,731,756
AZEK Co., Inc. *	172,905	9,184,714
AZZ, Inc.	117,809	10,972,730
Barnes Group, Inc.	335,816	15,729,621
BlueLinx Holdings, Inc. *	82,478	10,367,485
BWX Technologies, Inc.	194,572	25,459,746
Chart Industries, Inc. *	32,687	6,316,763
Columbus McKinnon Corp.	132,380	5,201,210
Comfort Systems USA, Inc.	53,681	26,479,227
Construction Partners, Inc., Class A *	80,334	8,162,738
Core & Main, Inc., Class A *	263,822	12,808,558
Crane Co.	120,931	22,019,116
CSW Industrials, Inc.	18,533	7,828,154
DNOW, Inc. *	966,678	14,548,504
Douglas Dynamics, Inc.	54,814	1,419,134
Ducommun, Inc. *	32,456	2,174,552
DXP Enterprises, Inc. *	55,182	4,043,185
Dycom Industries, Inc. *	125,275	22,694,819
Enerpac Tool Group Corp.	111,061	5,359,804
EnerSys	187,656	18,138,829
Enpro, Inc.	52,698	9,965,192
Esab Corp.	130,605	16,858,493
ESCO Technologies, Inc.	59,449	8,822,826
Federal Signal Corp.	118,712	11,563,736
Flowserve Corp.	476,452	29,073,101
Franklin Electric Co., Inc.	111,306	12,054,440
FTAI Aviation Ltd.	140,080	23,648,306
Gates Industrial Corp. PLC *	747,661	16,568,168
GATX Corp.	141,663	23,255,398
Gibraltar Industries, Inc. *	119,943	8,688,671
Global Industrial Co.	7,514	212,270
GMS, Inc. *	204,442	20,515,755
GrafTech International Ltd. *	2,851,651	5,589,236
Granite Construction, Inc.	250,318	24,874,100
Great Lakes Dredge & Dock Corp. *	234,947	2,967,381
Greenbrier Cos., Inc.	296,769	20,180,292
Griffon Corp.	121,507	10,243,040
H&E Equipment Services, Inc.	191,372	11,432,563
Hayward Holdings, Inc. *	290,456	4,693,769
HEICO Corp.	84,005	22,964,447
Helios Technologies, Inc.	77,136	4,035,755
Herc Holdings, Inc.	122,814	28,492,848
Hexcel Corp.	265,520	16,831,313
Hillenbrand, Inc.	306,659	10,435,606
Hillman Solutions Corp. *	678,311	7,732,745
Hyster-Yale, Inc.	4,514	253,867
Insteel Industries, Inc.	16,197	477,488
JELD-WEN Holding, Inc. *	1,102,559	12,006,867
John Bean Technologies Corp.	97,515	12,288,840
SECURITY	NUMBER OF SHARES	VALUE ($)
Kadant, Inc.	20,678	8,535,672
Kennametal, Inc.	612,786	17,586,958
Kratos Defense & Security Solutions, Inc. *	225,649	6,112,831
Leonardo DRS, Inc. *	147,063	5,113,380
Lindsay Corp.	31,554	4,189,425
Manitowoc Co., Inc. *	191,119	2,031,595
Masterbrand, Inc. *	716,069	12,387,994
McGrath RentCorp	72,382	8,819,747
Mercury Systems, Inc. *	168,780	6,941,921
Moog, Inc., Class A	98,195	21,727,608
MRC Global, Inc. *	344,345	4,810,500
MSC Industrial Direct Co., Inc., Class A	135,508	11,637,427
Mueller Water Products, Inc., Class A	485,212	12,149,708
MYR Group, Inc. *	72,970	11,521,963
National Presto Industries, Inc.	19,696	1,570,165
Primoris Services Corp.	139,743	11,697,887
Proto Labs, Inc. *	70,325	2,896,687
Quanex Building Products Corp.	222,581	6,624,011
RBC Bearings, Inc. *	27,311	9,152,189
REV Group, Inc.	246,735	7,653,720
Shyft Group, Inc.	149,839	2,112,730
Simpson Manufacturing Co., Inc.	87,465	16,478,406
SiteOne Landscape Supply, Inc. *	103,825	15,911,181
Spirit AeroSystems Holdings, Inc., Class A *	545,820	17,662,735
SPX Technologies, Inc. *	58,284	10,283,629
Standex International Corp.	33,129	6,887,188
Sterling Infrastructure, Inc. *	56,464	10,979,425
Stratasys Ltd. *	121,416	1,168,022
Sunrun, Inc. *	157,030	1,810,556
Tennant Co.	66,011	5,833,392
Terex Corp.	330,936	18,131,983
Thermon Group Holdings, Inc. *	11,435	360,889
Titan International, Inc. *	32,500	237,900
Titan Machinery, Inc. *	87,755	1,355,815
TPI Composites, Inc. *	428,969	875,097
Trex Co., Inc. *	165,755	12,436,598
Trinity Industries, Inc.	510,377	19,241,213
Tutor Perini Corp. *	724,977	19,704,875
Valmont Industries, Inc.	71,457	24,857,032
Vertiv Holdings Co.	189,545	24,185,942
Wabash National Corp.	391,783	7,769,057
Watts Water Technologies, Inc., Class A	62,591	13,506,512
WillScot Holdings Corp. *	268,696	10,274,935
Woodward, Inc.	136,064	24,535,060
Zurn Elkay Water Solutions Corp.	174,937	6,965,991
		1,232,427,310

Commercial & Professional Services 5.5%
ACCO Brands Corp.	736,162	4,284,463
Alight, Inc., Class A *	1,026,669	8,213,352
Barrett Business Services, Inc.	59,143	2,537,826
Brady Corp., Class A	87,104	6,523,219
BrightView Holdings, Inc. *	325,935	5,573,488
Brink's Co.	146,599	14,177,589
Casella Waste Systems, Inc., Class A *	50,564	5,724,350
CBIZ, Inc. *	102,407	8,456,770
Cimpress PLC *	47,020	3,775,706
Clarivate PLC *	353,904	2,027,870
Clean Harbors, Inc. *	99,232	25,809,251
Concentrix Corp.	107,186	4,818,011
Conduent, Inc. *	1,100,112	4,103,418
CoreCivic, Inc. *	1,269,752	28,353,562
CRA International, Inc.	13,149	2,564,449
CSG Systems International, Inc.	152,582	8,363,019
Dayforce, Inc. *	21,717	1,737,143
Deluxe Corp.	310,986	7,205,546

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Dun & Bradstreet Holdings, Inc.	978,158	12,422,607
Ennis, Inc.	94,823	2,022,575
Enviri Corp. *	457,894	3,388,416
ExlService Holdings, Inc. *	285,830	13,251,079
Exponent, Inc.	65,462	6,461,754
FTI Consulting, Inc. *	92,049	18,641,763
GEO Group, Inc. *	1,526,711	43,526,531
Healthcare Services Group, Inc. *	457,700	5,648,018
Heidrick & Struggles International, Inc.	55,741	2,571,890
HNI Corp.	307,703	17,431,375
Huron Consulting Group, Inc. *	48,162	5,914,775
ICF International, Inc.	55,530	7,694,792
Insperity, Inc.	90,250	7,116,212
Interface, Inc.	277,838	7,376,599
Kelly Services, Inc., Class A	397,667	5,825,822
Kforce, Inc.	125,853	7,549,921
Korn Ferry	265,719	20,816,426
Matthews International Corp., Class A	90,709	2,735,783
Maximus, Inc.	134,731	10,037,459
MillerKnoll, Inc.	555,308	13,960,443
MSA Safety, Inc.	52,517	9,127,980
NV5 Global, Inc. *	154,884	3,370,276
OPENLANE, Inc. *	677,314	13,681,743
Parsons Corp. *	102,137	9,795,960
Paycom Software, Inc.	43,943	10,191,261
Pitney Bowes, Inc.	1,210,376	9,755,631
Resources Connection, Inc.	152,373	1,286,028
Rollins, Inc.	286,250	14,406,962
Steelcase, Inc., Class A	1,101,088	14,831,655
Tetra Tech, Inc.	458,183	19,019,176
TriNet Group, Inc.	113,413	10,596,177
TrueBlue, Inc. *	317,230	2,385,570
TTEC Holdings, Inc.	73,650	381,507
UniFirst Corp.	83,479	16,768,427
Veralto Corp.	210,665	22,791,846
Verra Mobility Corp. *	197,229	4,666,438
Vestis Corp.	1,155,898	18,586,840
VSE Corp.	27,846	3,265,222
		543,551,971

Consumer Discretionary Distribution & Retail 4.2%
1-800-Flowers.com, Inc., Class A *	171,264	1,392,376
Abercrombie & Fitch Co., Class A *	228,035	34,134,559
A-Mark Precious Metals, Inc.	166,089	5,032,497
American Eagle Outfitters, Inc.	518,849	9,982,655
America's Car-Mart, Inc. *	18,523	855,022
Arko Corp.	225,922	1,617,601
Beyond, Inc. *	203,569	1,280,449
Boot Barn Holdings, Inc. *	69,574	9,541,378
Buckle, Inc.	200,040	10,420,084
Caleres, Inc.	183,352	5,696,747
Camping World Holdings, Inc., Class A	248,804	6,080,770
Children's Place, Inc. *(a)	103,174	1,642,530
Citi Trends, Inc. *	86,605	1,727,770
ContextLogic, Inc., Class A *	457,624	3,272,012
Coupang, Inc., Class A *	404,866	10,267,402
Designer Brands, Inc., Class A	334,272	1,657,989
Dillard's, Inc., Class A	24,837	11,005,771
Etsy, Inc. *	217,087	11,909,393
Five Below, Inc. *	108,337	10,042,840
Floor & Decor Holdings, Inc., Class A *	119,421	13,400,230
GameStop Corp., Class A *	1,102,093	32,015,802
Genesco, Inc. *	118,005	3,963,788
Guess?, Inc.	326,401	5,372,560
Haverty Furniture Cos., Inc.	89,150	2,104,831
Leslie's, Inc. *	193,929	446,037
MarineMax, Inc. *	135,392	4,646,653
MercadoLibre, Inc. *	2,745	5,449,292
SECURITY	NUMBER OF SHARES	VALUE ($)
Monro, Inc.	108,168	3,041,684
National Vision Holdings, Inc. *	600,543	7,266,570
Nordstrom, Inc.	510,780	11,599,814
Ollie's Bargain Outlet Holdings, Inc. *	165,697	16,395,718
OneWater Marine, Inc., Class A *	15,328	340,128
Petco Health & Wellness Co., Inc. *	550,103	2,348,940
PetMed Express, Inc. *	163,805	758,417
RH *	46,103	17,756,109
Sally Beauty Holdings, Inc. *	1,366,215	19,031,375
Shoe Carnival, Inc.	84,396	2,849,209
Signet Jewelers Ltd.	224,635	22,508,427
Sleep Number Corp. *	349,420	5,241,300
Sonic Automotive, Inc., Class A	214,227	14,811,655
Sportsman's Warehouse Holdings, Inc. *	136,134	291,327
Stitch Fix, Inc., Class A *	623,555	2,968,122
Upbound Group, Inc.	385,617	13,261,369
Urban Outfitters, Inc. *	453,459	22,097,057
Valvoline, Inc. *	374,465	14,870,005
Victoria's Secret & Co. *	762,755	29,625,404
Wayfair, Inc., Class A *	106,383	4,919,150
Zumiez, Inc. *	162,420	3,584,609
		420,525,427

Consumer Durables & Apparel 3.8%
Acushnet Holdings Corp.	107,927	7,890,543
Beazer Homes USA, Inc. *	118,739	4,149,928
Cavco Industries, Inc. *	29,808	15,336,216
Century Communities, Inc.	206,595	18,667,924
Champion Homes, Inc. *	153,801	15,953,778
Columbia Sportswear Co.	205,178	17,899,729
Crocs, Inc. *	136,936	14,460,442
Ethan Allen Interiors, Inc.	81,359	2,500,162
G-III Apparel Group Ltd. *	569,318	16,868,892
GoPro, Inc., Class A *	441,818	543,436
Green Brick Partners, Inc. *	61,253	4,377,139
Helen of Troy Ltd. *	184,247	13,510,832
Hovnanian Enterprises, Inc., Class A *	2,441	479,925
Installed Building Products, Inc.	42,637	9,752,787
iRobot Corp. *	168,117	1,279,370
Kontoor Brands, Inc.	163,277	14,985,563
La-Z-Boy, Inc.	341,558	15,462,331
Levi Strauss & Co., Class A	180,056	3,143,778
LGI Homes, Inc. *	138,708	15,187,139
M/I Homes, Inc. *	156,049	25,752,766
Malibu Boats, Inc., Class A *	13,505	585,442
Mattel, Inc. *	980,849	18,655,748
Movado Group, Inc.	52,178	1,061,822
Oxford Industries, Inc.	74,693	6,212,217
Peloton Interactive, Inc., Class A *	960,102	9,927,455
Revelyst, Inc. *	271,977	5,140,365
SharkNinja, Inc. *	163,440	16,433,892
Smith & Wesson Brands, Inc.	271,124	3,681,864
Sonos, Inc. *	431,269	5,869,571
Steven Madden Ltd.	379,789	17,310,783
Sturm Ruger & Co., Inc.	70,440	2,683,060
TopBuild Corp. *	29,936	11,694,199
Topgolf Callaway Brands Corp. *	625,411	5,265,961
Under Armour, Inc., Class A *	2,383,136	23,140,251
Wolverine World Wide, Inc.	542,176	12,573,061
Worthington Enterprises, Inc.	193,107	7,901,938
YETI Holdings, Inc. *	188,421	7,606,556
		373,946,865

Consumer Services 5.6%
ADT, Inc.	2,425,573	18,482,866
Adtalem Global Education, Inc. *	212,250	19,401,773
Airbnb, Inc., Class A *	89,330	12,158,706

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Arcos Dorados Holdings, Inc., Class A	190,374	1,540,126
BJ's Restaurants, Inc. *	59,245	2,277,378
Bloomin' Brands, Inc.	488,779	6,813,579
Boyd Gaming Corp.	280,210	20,693,509
Bright Horizons Family Solutions, Inc. *	100,970	11,675,161
Brinker International, Inc. *	155,342	20,547,086
Carriage Services, Inc.	51,314	2,080,783
Cheesecake Factory, Inc.	145,600	7,373,184
Chegg, Inc. *	31,592	66,659
Choice Hotels International, Inc. (a)	56,447	8,537,044
Churchill Downs, Inc.	100,804	14,325,256
Cracker Barrel Old Country Store, Inc.	289,489	16,084,009
Dave & Buster's Entertainment, Inc. *	153,080	6,019,106
Denny's Corp. *	177,163	1,162,189
Dine Brands Global, Inc.	33,877	1,216,862
DoorDash, Inc., Class A *	104,147	18,796,451
Everi Holdings, Inc. *	163,414	2,201,187
Frontdoor, Inc. *	150,654	8,828,324
Golden Entertainment, Inc.	77,449	2,613,129
Graham Holdings Co., Class B	24,028	22,372,951
Grand Canyon Education, Inc. *	133,105	21,907,752
H&R Block, Inc.	207,070	12,275,110
Hilton Grand Vacations, Inc. *	263,506	11,170,019
Hyatt Hotels Corp., Class A	84,411	13,331,873
International Game Technology PLC	623,296	11,985,982
Jack in the Box, Inc.	191,520	9,355,752
Krispy Kreme, Inc.	27,455	302,554
Laureate Education, Inc. *	877,006	16,663,114
Light & Wonder, Inc. *	167,069	15,878,238
Papa John's International, Inc.	66,669	3,322,116
Perdoceo Education Corp.	329,074	9,033,081
Planet Fitness, Inc., Class A *	130,761	13,017,258
Red Rock Resorts, Inc., Class A	144,410	7,233,497
Royal Caribbean Cruises Ltd.	185,678	45,316,573
Sabre Corp. *	1,732,504	6,774,091
Strategic Education, Inc.	88,668	8,761,285
Stride, Inc. *	118,044	12,615,362
Texas Roadhouse, Inc.	137,119	28,146,417
Travel & Leisure Co.	267,403	14,939,806
United Parks & Resorts, Inc. *	130,226	7,636,453
Wendy's Co.	694,305	12,747,440
Wingstop, Inc.	11,968	3,934,719
Wyndham Hotels & Resorts, Inc.	231,280	22,707,070
Wynn Resorts Ltd.	180,023	16,990,571
		551,313,451

Consumer Staples Distribution & Retail 0.8%
Andersons, Inc.	238,468	11,384,462
Chefs' Warehouse, Inc. *	118,827	5,312,755
Grocery Outlet Holding Corp. *	434,710	9,128,910
Ingles Markets, Inc., Class A	242,681	17,934,126
PriceSmart, Inc.	183,085	16,430,048
Weis Markets, Inc.	227,166	16,544,500
		76,734,801

Energy 4.0%
Antero Midstream Corp.	607,747	9,705,720
Archrock, Inc.	582,311	14,918,808
Berry Corp.	346,840	1,415,107
Bristow Group, Inc. *	13,288	507,867
Cactus, Inc., Class A	85,511	5,871,185
California Resources Corp.	304,883	18,036,878
ChampionX Corp.	360,752	11,165,274
Chord Energy Corp.	85,596	10,915,202
Civitas Resources, Inc.	202,246	10,492,523
CNX Resources Corp. *	436,048	17,668,665
Comstock Resources, Inc.	494,639	7,701,529
SECURITY	NUMBER OF SHARES	VALUE ($)
CONSOL Energy, Inc.	117,219	15,320,523
Core Laboratories, Inc.	99,852	2,031,988
Crescent Energy Co., Class A	298,560	4,439,587
CVR Energy, Inc.	289,810	5,607,824
DHT Holdings, Inc.	340,761	3,209,969
Dorian LPG Ltd.	119,726	2,929,695
DT Midstream, Inc.	223,841	23,754,007
Expro Group Holdings NV *	155,265	2,156,631
Golar LNG Ltd.	103,586	4,078,181
Green Plains, Inc. *	483,453	5,221,292
Helix Energy Solutions Group, Inc. *	620,658	6,634,834
Helmerich & Payne, Inc.	540,783	18,727,315
Innovex International, Inc. *	84,451	1,374,018
International Seaways, Inc.	82,550	3,219,450
Kosmos Energy Ltd. *	1,895,746	7,469,239
Liberty Energy, Inc.	671,458	12,354,827
Magnolia Oil & Gas Corp., Class A	321,165	8,909,117
Matador Resources Co.	275,117	16,509,771
Nabors Industries Ltd. *	54,920	4,032,776
Newpark Resources, Inc. *	62,613	523,445
Noble Corp. PLC	98,784	3,306,300
Northern Oil & Gas, Inc.	99,648	4,333,692
Oceaneering International, Inc. *	275,256	8,252,175
Oil States International, Inc. *	247,420	1,360,810
Par Pacific Holdings, Inc. *	224,646	3,915,580
Patterson-UTI Energy, Inc.	1,799,305	15,114,162
Permian Resources Corp.	443,716	6,948,593
ProPetro Holding Corp. *	452,671	3,802,436
Range Resources Corp.	385,245	13,768,656
REX American Resources Corp. *	9,005	390,007
RPC, Inc.	627,131	4,038,724
Scorpio Tankers, Inc.	53,173	2,693,744
Select Water Solutions, Inc.	222,366	3,284,346
SFL Corp. Ltd.	339,674	3,573,370
Talos Energy, Inc. *	684,188	7,697,115
TechnipFMC PLC	445,490	13,975,021
Teekay Corp. Ltd. *	60,749	448,328
Teekay Tankers Ltd., Class A	39,213	1,578,323
Texas Pacific Land Corp.	12,746	20,394,747
Transocean Ltd. *	2,651,968	11,668,659
Tsakos Energy Navigation Ltd.	85,935	1,561,439
Valaris Ltd. *	59,251	2,736,804
Viper Energy, Inc.	12,671	685,628
Vital Energy, Inc. *	124,515	4,087,827
Vitesse Energy, Inc.	20,505	575,780
W&T Offshore, Inc.	117,521	227,991
Weatherford International PLC	42,662	3,511,083
		400,834,587

Equity Real Estate Investment Trusts (REITs) 7.7%
Acadia Realty Trust	325,123	8,404,430
Agree Realty Corp.	88,908	6,828,134
Alexander & Baldwin, Inc.	429,790	8,458,267
American Assets Trust, Inc.	229,797	6,535,427
American Homes 4 Rent, Class A	452,328	17,319,639
Americold Realty Trust, Inc.	687,714	16,408,856
Apple Hospitality REIT, Inc.	1,024,798	16,509,496
Brandywine Realty Trust	1,307,526	7,322,146
Broadstone Net Lease, Inc.	322,921	5,654,347
CareTrust REIT, Inc.	94,870	2,826,177
CBL & Associates Properties, Inc.	109,633	3,387,660
Centerspace	26,259	1,903,778
Chatham Lodging Trust	163,637	1,507,097
COPT Defense Properties	439,126	14,469,202
Cousins Properties, Inc.	597,637	18,968,998
CubeSmart	353,807	17,534,675
Curbline Properties Corp. *	350,315	8,498,642
DiamondRock Hospitality Co.	1,231,902	11,432,051

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Diversified Healthcare Trust	3,937,597	10,237,752
Douglas Emmett, Inc.	1,142,234	22,113,650
Easterly Government Properties, Inc.	377,363	4,649,112
EastGroup Properties, Inc.	45,122	7,770,460
Elme Communities	362,595	6,142,359
Empire State Realty Trust, Inc., Class A	811,891	8,898,325
EPR Properties	285,092	12,934,624
Equity LifeStyle Properties, Inc.	272,333	19,425,513
Essential Properties Realty Trust, Inc.	144,882	4,940,476
Federal Realty Investment Trust	190,658	22,240,256
First Industrial Realty Trust, Inc.	192,665	10,297,944
Four Corners Property Trust, Inc.	155,179	4,610,368
Getty Realty Corp.	46,528	1,529,841
Global Net Lease, Inc.	951,607	7,051,408
Healthcare Realty Trust, Inc.	969,431	17,759,976
Highwoods Properties, Inc.	618,820	20,086,897
Hudson Pacific Properties, Inc.	2,650,310	10,203,693
Independence Realty Trust, Inc.	319,199	6,971,306
Industrial Logistics Properties Trust	758,453	2,935,213
Innovative Industrial Properties, Inc.	3,819	416,347
InvenTrust Properties Corp.	123,800	3,834,086
JBG SMITH Properties	753,590	12,878,853
Kilroy Realty Corp.	528,908	21,965,549
Kite Realty Group Trust	371,022	10,229,077
LTC Properties, Inc.	108,974	4,205,307
LXP Industrial Trust	845,079	7,901,489
Macerich Co.	1,384,221	29,359,327
National Health Investors, Inc.	109,008	8,355,463
National Storage Affiliates Trust	147,188	6,638,179
NNN REIT, Inc.	353,159	15,531,933
Office Properties Income Trust	849,713	1,402,026
Omega Healthcare Investors, Inc.	619,553	25,160,047
Outfront Media, Inc.	825,865	15,864,867
Paramount Group, Inc.	1,180,397	5,736,729
Peakstone Realty Trust	44,971	617,452
Pebblebrook Hotel Trust	564,608	7,819,821
Phillips Edison & Co., Inc.	274,970	10,861,315
Piedmont Office Realty Trust, Inc., Class A	867,894	8,262,351
PotlatchDeltic Corp.	384,116	17,223,761
Rayonier, Inc.	434,939	13,861,506
Retail Opportunity Investments Corp.	420,208	7,311,619
Rexford Industrial Realty, Inc.	162,244	6,827,228
RLJ Lodging Trust	1,213,288	12,387,670
Ryman Hospitality Properties, Inc.	78,490	9,202,168
Sabra Health Care REIT, Inc.	959,534	17,972,072
Service Properties Trust	3,227,328	8,971,972
SITE Centers Corp.	174,210	2,703,739
SL Green Realty Corp.	193,593	15,137,037
STAG Industrial, Inc.	283,566	10,432,393
Sunstone Hotel Investors, Inc.	951,405	10,227,604
Tanger, Inc.	293,254	10,841,600
Terreno Realty Corp.	73,769	4,472,614
Uniti Group, Inc.	3,598,190	21,265,303
Urban Edge Properties	415,321	9,556,536
Veris Residential, Inc.	255,524	4,663,313
Xenia Hotels & Resorts, Inc.	689,402	10,603,003
		765,469,551

Financial Services 7.3%
AGNC Investment Corp.	1,931,281	18,656,174
Apollo Commercial Real Estate Finance, Inc.	824,802	7,629,418
Apollo Global Management, Inc.	93,861	16,428,491
Arbor Realty Trust, Inc. (a)	615,593	9,030,749
ARES Management Corp., Class A	85,179	15,053,685
Artisan Partners Asset Management, Inc., Class A	304,574	14,860,165
SECURITY	NUMBER OF SHARES	VALUE ($)
B Riley Financial, Inc. (a)	105,317	616,631
BGC Group, Inc., Class A	1,152,328	11,223,675
Blackstone Mortgage Trust, Inc., Class A	738,771	14,199,179
Brightsphere Investment Group, Inc.	218,342	6,807,904
BrightSpire Capital, Inc.	258,478	1,638,751
Cannae Holdings, Inc.	124,745	2,706,966
Chimera Investment Corp.	1,067,407	15,840,320
Claros Mortgage Trust, Inc.	440,142	2,988,564
Cohen & Steers, Inc.	71,501	7,483,295
Coinbase Global, Inc., Class A *	116,109	34,391,486
Compass Diversified Holdings	198,807	4,711,726
Credit Acceptance Corp. *	30,821	15,339,612
Diamond Hill Investment Group, Inc.	9,827	1,624,894
DigitalBridge Group, Inc.	1,378,407	18,057,132
Donnelley Financial Solutions, Inc. *	97,974	5,902,933
Encore Capital Group, Inc. *	233,424	11,480,959
Enova International, Inc. *	181,067	19,104,379
Essent Group Ltd.	266,165	15,379,014
Euronet Worldwide, Inc. *	162,264	17,058,814
EVERTEC, Inc.	74,781	2,692,116
FactSet Research Systems, Inc.	39,895	19,575,280
Federal Agricultural Mortgage Corp., Class C	12,599	2,689,509
Federated Hermes, Inc.	259,847	11,108,459
FirstCash Holdings, Inc.	137,354	14,952,356
Franklin BSP Realty Trust, Inc.	274,409	3,589,270
Granite Point Mortgage Trust, Inc.	304,064	1,079,427
Green Dot Corp., Class A *	212,481	2,182,180
HA Sustainable Infrastructure Capital, Inc.	55,675	1,745,968
Hamilton Lane, Inc., Class A	3,072	591,053
Houlihan Lokey, Inc.	101,049	19,107,355
Interactive Brokers Group, Inc., Class A	61,750	11,799,807
KKR Real Estate Finance Trust, Inc.	171,650	1,996,290
Ladder Capital Corp.	607,242	7,201,890
MarketAxess Holdings, Inc.	50,273	13,005,122
MFA Financial, Inc.	837,637	9,306,147
Moelis & Co., Class A	252,754	19,457,003
Morningstar, Inc.	30,697	10,871,343
Mr. Cooper Group, Inc. *	218,788	21,587,812
Nelnet, Inc., Class A	54,451	5,930,803
New York Mortgage Trust, Inc.	374,007	2,296,403
NMI Holdings, Inc., Class A *	172,936	6,915,711
Pagseguro Digital Ltd., Class A *	325,534	2,389,420
PennyMac Financial Services, Inc.	156,059	16,718,601
PennyMac Mortgage Investment Trust	594,585	8,080,410
Piper Sandler Cos.	50,566	17,343,632
PJT Partners, Inc., Class A	39,528	6,615,406
PRA Group, Inc. *	168,099	3,563,699
PROG Holdings, Inc.	496,401	24,154,873
Radian Group, Inc.	678,970	24,300,336
Ready Capital Corp.	408,306	3,009,215
Redwood Trust, Inc.	360,483	2,581,058
Rocket Cos., Inc., Class A *	210,987	3,065,641
StepStone Group, Inc., Class A	48,528	3,197,510
Stifel Financial Corp.	257,602	29,830,312
StoneCo Ltd., Class A *	220,017	2,085,761
StoneX Group, Inc. *	5,431	563,521
Toast, Inc., Class A *	137,917	6,004,906
TPG RE Finance Trust, Inc.	359,605	3,283,194
TPG, Inc.	206,565	14,451,287
Tradeweb Markets, Inc., Class A	68,803	9,322,806
Two Harbors Investment Corp.	481,045	5,652,279
Victory Capital Holdings, Inc., Class A	62,866	4,367,930
Virtu Financial, Inc., Class A	600,804	22,415,997
Virtus Investment Partners, Inc.	18,376	4,538,321
Walker & Dunlop, Inc.	136,720	15,063,810
WEX, Inc. *	66,825	12,607,204

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
World Acceptance Corp. *	21,048	2,545,124
XP, Inc., Class A	148,094	2,005,193
		727,653,666

Food, Beverage & Tobacco 2.0%
Adecoagro SA	346,224	3,773,842
B&G Foods, Inc.	523,173	3,494,796
Boston Beer Co., Inc., Class A *	31,053	9,820,201
Brown-Forman Corp., Class B	142,779	6,008,140
Calavo Growers, Inc.	93,432	2,589,001
Cal-Maine Foods, Inc.	215,819	21,066,093
Coca-Cola Consolidated, Inc.	10,486	13,676,785
Dole PLC	497,074	7,490,905
Fresh Del Monte Produce, Inc.	647,838	21,864,532
Hain Celestial Group, Inc. *	586,108	4,847,113
J&J Snack Foods Corp.	40,673	7,068,561
John B Sanfilippo & Son, Inc.	49,378	4,263,790
Lancaster Colony Corp.	52,717	9,796,927
MGP Ingredients, Inc.	3,919	181,371
Mission Produce, Inc. *	150,155	1,997,061
National Beverage Corp.	32,020	1,581,468
Nomad Foods Ltd.	863,905	15,818,101
Pilgrim's Pride Corp. *	271,514	14,012,838
Seaboard Corp.	2,085	5,450,148
Seneca Foods Corp., Class A *	50,462	3,638,310
Simply Good Foods Co. *	142,873	5,684,917
TreeHouse Foods, Inc. *	372,347	12,786,396
Universal Corp.	275,634	15,744,214
WK Kellogg Co.	442,258	9,198,966
		201,854,476

Health Care Equipment & Services 4.0%
Acadia Healthcare Co., Inc. *	240,925	9,788,783
AdaptHealth Corp. *	220,794	2,214,564
Addus HomeCare Corp. *	41,181	5,058,674
agilon health, Inc. *	685,403	1,432,492
Amedisys, Inc. *	127,399	11,645,543
AMN Healthcare Services, Inc. *	289,105	7,525,403
Astrana Health, Inc. *	57,826	2,500,974
Avanos Medical, Inc. *	94,797	1,816,310
Brookdale Senior Living, Inc. *	1,143,321	6,494,063
Chemed Corp.	19,348	11,074,602
Clover Health Investments Corp. *	507,750	1,766,970
Concentra Group Holdings Parent, Inc.	466,626	10,181,783
CONMED Corp.	73,719	5,458,155
CorVel Corp. *	1,290	471,366
Cross Country Healthcare, Inc. *	91,358	983,012
Dexcom, Inc. *	117,927	9,197,127
Embecta Corp.	374,756	7,806,167
Enhabit, Inc. *	384,362	2,971,118
Enovis Corp. *	223,527	10,910,353
Ensign Group, Inc.	89,555	13,093,837
Envista Holdings Corp. *	903,058	20,129,163
Evolent Health, Inc., Class A *	11,342	146,539
Fulgent Genetics, Inc. *	55,973	1,024,306
Globus Medical, Inc., Class A *	176,949	15,148,604
Haemonetics Corp. *	105,136	9,196,246
HealthEquity, Inc. *	68,225	6,927,566
ICU Medical, Inc. *	75,406	12,363,568
Inmode Ltd. *	17,976	351,071
Insulet Corp. *	18,432	4,917,289
Integer Holdings Corp. *	87,329	12,269,724
Integra LifeSciences Holdings Corp. *	285,353	7,013,977
LivaNova PLC *	84,178	4,419,345
Masimo Corp. *	97,028	16,741,211
Merit Medical Systems, Inc. *	85,624	8,896,334
ModivCare, Inc. *	45,074	846,940
SECURITY	NUMBER OF SHARES	VALUE ($)
Multiplan Corp. *	66,558	525,143
National HealthCare Corp.	73,583	9,212,592
Neogen Corp. *	282,020	3,999,044
OmniAb, Inc., Class A *(b)	9,356	0
OmniAb, Inc., Class B *(b)	9,356	0
Omnicell, Inc. *	155,868	7,261,890
OPKO Health, Inc. *(a)	1,146,754	1,766,001
Option Care Health, Inc. *	362,372	8,624,454
Owens & Minor, Inc. *	1,083,846	14,599,406
Patterson Cos., Inc.	754,192	16,207,586
Pediatrix Medical Group, Inc. *	500,545	7,488,153
Penumbra, Inc. *	16,051	3,918,370
Premier, Inc., Class A	870,281	19,929,435
Privia Health Group, Inc. *	129,840	2,788,963
QuidelOrtho Corp. *	291,178	11,938,298
RadNet, Inc. *	43,592	3,564,082
Select Medical Holdings Corp.	578,244	12,206,731
Surgery Partners, Inc. *	125,910	3,001,694
Teladoc Health, Inc. *	631,305	7,563,034
U.S. Physical Therapy, Inc.	14,603	1,442,192
Varex Imaging Corp. *	90,048	1,502,001
Veeva Systems, Inc., Class A *	66,535	15,160,000
Zimvie, Inc. *	185,053	2,731,382
		398,213,630

Household & Personal Products 1.0%
BellRing Brands, Inc. *	67,101	5,264,744
Central Garden & Pet Co. *	22,671	901,172
Central Garden & Pet Co., Class A *	265,590	8,974,286
Coty, Inc., Class A *	700,382	5,175,823
Edgewell Personal Care Co.	290,307	10,619,430
Energizer Holdings, Inc.	279,642	10,657,157
Herbalife Ltd. *	1,400,484	10,881,761
Interparfums, Inc.	26,453	3,641,520
Medifast, Inc. *	49,931	982,143
Nu Skin Enterprises, Inc., Class A	436,213	3,184,355
Reynolds Consumer Products, Inc.	207,965	5,758,551
Spectrum Brands Holdings, Inc.	232,769	21,403,109
USANA Health Sciences, Inc. *	62,545	2,409,859
WD-40 Co.	20,651	5,722,186
		95,576,096

Insurance 2.1%
Ambac Financial Group, Inc. *	129,621	1,664,334
AMERISAFE, Inc.	11,788	695,728
Assured Guaranty Ltd.	170,295	15,885,118
Axis Capital Holdings Ltd.	132,534	12,330,963
CNA Financial Corp.	131,210	6,618,232
Employers Holdings, Inc.	167,500	8,937,800
Enstar Group Ltd. *	16,178	5,252,997
Erie Indemnity Co., Class A	15,069	6,638,799
Horace Mann Educators Corp.	167,767	7,024,404
James River Group Holdings Ltd.	138,649	650,264
Kemper Corp.	381,440	27,269,146
Kinsale Capital Group, Inc.	5,212	2,649,989
Mercury General Corp.	182,876	14,439,889
ProAssurance Corp. *	208,206	3,481,204
RenaissanceRe Holdings Ltd.	47,018	13,454,201
RLI Corp.	70,959	12,481,688
Safety Insurance Group, Inc.	88,760	7,619,158
Selective Insurance Group, Inc.	151,447	15,461,224
Stewart Information Services Corp.	246,464	18,506,982
United Fire Group, Inc.	85,127	2,604,886
Universal Insurance Holdings, Inc.	122,175	2,764,820
White Mountains Insurance Group Ltd.	8,422	16,928,136
		203,359,962

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Materials 5.6%
AdvanSix, Inc.	112,982	3,668,526
Alpha Metallurgical Resources, Inc.	54,342	13,344,765
Alto Ingredients, Inc. *	1,157,584	1,678,497
American Vanguard Corp.	107,162	644,044
Ardagh Metal Packaging SA	88,462	325,540
Ashland, Inc.	212,585	16,594,385
ATI, Inc. *	132,457	7,969,938
Avient Corp.	414,801	21,258,551
Balchem Corp.	50,920	9,192,078
Cabot Corp.	191,744	21,018,977
Carpenter Technology Corp.	137,471	26,674,873
Clearwater Paper Corp. *	89,627	2,430,684
Coeur Mining, Inc. *	1,120,732	7,239,929
Compass Minerals International, Inc.	136,740	2,109,898
Constellium SE *	320,477	3,929,048
Ecovyst, Inc. *	691,349	5,496,225
Element Solutions, Inc.	732,816	21,017,163
Ferroglobe PLC	63,477	276,760
Greif, Inc., Class A	229,170	16,277,945
Hawkins, Inc.	56,282	7,570,492
HB Fuller Co.	215,744	16,588,556
Hecla Mining Co.	1,352,554	7,466,098
Ingevity Corp. *	243,374	11,820,675
Innospec, Inc.	98,979	11,739,899
Kaiser Aluminum Corp.	127,080	10,329,062
Knife River Corp. *	196,724	20,360,934
Koppers Holdings, Inc.	169,217	6,508,086
LSB Industries, Inc. *	49,686	438,727
Materion Corp.	61,646	7,127,511
Mativ Holdings, Inc.	252,083	3,314,891
Mercer International, Inc.	323,085	1,993,434
Metallus, Inc. *	156,132	2,602,720
Minerals Technologies, Inc.	177,961	14,516,279
MP Materials Corp. *	152,296	3,208,877
Myers Industries, Inc.	93,033	1,079,183
NewMarket Corp.	25,091	13,387,554
Olympic Steel, Inc.	53,709	2,270,817
Orion SA	338,483	6,234,857
Pactiv Evergreen, Inc.	549,786	7,460,596
Perimeter Solutions, Inc. *	55,068	704,870
Quaker Chemical Corp.	34,727	5,476,448
Radius Recycling, Inc., Class A	208,339	4,129,279
Rayonier Advanced Materials, Inc. *	174,880	1,540,693
Royal Gold, Inc.	88,198	12,899,839
Ryerson Holding Corp.	521,100	13,392,270
Scotts Miracle-Gro Co.	249,515	19,235,111
Sensient Technologies Corp.	177,468	13,778,616
Silgan Holdings, Inc.	249,085	14,329,860
Southern Copper Corp.	190,272	19,093,795
Stepan Co.	158,585	12,195,187
Summit Materials, Inc., Class A *	332,121	16,918,244
SunCoke Energy, Inc.	386,484	4,815,591
Sylvamo Corp.	279,267	25,773,551
TriMas Corp.	223,451	5,903,575
Trinseo PLC	843,278	3,651,394
Tronox Holdings PLC	1,058,493	12,807,765
Warrior Met Coal, Inc.	390,064	27,429,300
		551,242,462

Media & Entertainment 3.3%
AMC Entertainment Holdings, Inc., Class A *	644,836	3,191,938
AMC Networks, Inc., Class A *	554,669	5,224,982
Bumble, Inc., Class A *	98,522	856,156
Cable One, Inc.	31,037	13,042,368
Cargurus, Inc. *	206,282	7,801,585
SECURITY	NUMBER OF SHARES	VALUE ($)
Cars.com, Inc. *	185,999	3,695,800
Cinemark Holdings, Inc. *	420,758	14,524,566
Clear Channel Outdoor Holdings, Inc. *	2,960,154	4,469,832
EchoStar Corp., Class A *	1,657,400	41,915,646
Endeavor Group Holdings, Inc., Class A (a)	69,002	2,095,591
EW Scripps Co., Class A *	387,760	775,520
Gannett Co., Inc. *	1,119,693	5,811,207
Gray Television, Inc.	769,747	3,286,820
IAC, Inc. *	237,847	11,257,298
iHeartMedia, Inc., Class A *	1,529,889	3,503,446
John Wiley & Sons, Inc., Class A	272,125	14,199,482
Liberty Broadband Corp., Class C *	91,305	7,773,708
Liberty Media Corp.-Liberty Formula One, Class C *	198,499	17,539,372
Lions Gate Entertainment Corp., Class A *	768,367	6,331,344
Live Nation Entertainment, Inc. *	24,804	3,429,153
Match Group, Inc. *	470,280	15,396,967
New York Times Co., Class A	312,846	16,975,024
Pinterest, Inc., Class A *	286,339	8,681,798
Roku, Inc. *	121,192	8,365,884
Scholastic Corp.	237,377	6,262,005
Shutterstock, Inc.	91,623	2,902,617
Sinclair, Inc.	221,989	4,066,838
Sirius XM Holdings, Inc.	342,489	9,230,079
Snap, Inc., Class A *	365,323	4,314,465
Spotify Technology SA *	43,700	20,843,152
Taboola.com Ltd. *	394,334	1,403,829
Thryv Holdings, Inc. *	183,275	2,899,410
TKO Group Holdings, Inc. *	22,166	3,058,021
Trade Desk, Inc., Class A *	59,892	7,699,117
TripAdvisor, Inc. *	403,087	5,776,237
Warner Music Group Corp., Class A	65,171	2,119,361
WideOpenWest, Inc. *	363,622	1,930,833
Yelp, Inc. *	375,750	14,361,165
Ziff Davis, Inc. *	269,229	15,844,127
ZoomInfo Technologies, Inc. *	366,936	4,014,280
		326,871,023

Pharmaceuticals, Biotechnology & Life Sciences 2.6%
Alkermes PLC *	70,188	2,036,856
Amphastar Pharmaceuticals, Inc. *	6,209	280,585
Azenta, Inc. *	98,542	4,553,626
BioMarin Pharmaceutical, Inc. *	119,701	7,903,857
Bio-Rad Laboratories, Inc., Class A *	51,406	17,505,285
Bio-Techne Corp.	140,040	10,553,414
Bruker Corp.	166,116	9,626,422
Charles River Laboratories International, Inc. *	54,240	10,797,014
Corcept Therapeutics, Inc. *	173,609	10,013,767
Elanco Animal Health, Inc. *	1,418,183	18,734,197
Emergent BioSolutions, Inc. *	1,609,291	16,286,025
Exact Sciences Corp. *	72,925	4,527,184
Exelixis, Inc. *	541,041	19,726,355
Halozyme Therapeutics, Inc. *	112,851	5,439,418
Incyte Corp. *	278,433	20,768,318
Innoviva, Inc. *	191,516	3,636,889
Ironwood Pharmaceuticals, Inc. *	390,700	1,375,264
Jazz Pharmaceuticals PLC *	106,106	12,901,429
Ligand Pharmaceuticals, Inc. *	4,755	577,590
Medpace Holdings, Inc. *	17,253	5,876,889
Myriad Genetics, Inc. *	161,708	2,630,989
Neurocrine Biosciences, Inc. *	50,722	6,429,014
Pacira BioSciences, Inc. *	10,812	182,831
Prestige Consumer Healthcare, Inc. *	130,753	11,083,932
Repligen Corp. *	26,110	3,930,599
Royalty Pharma PLC, Class A	673,041	17,943,273

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Supernus Pharmaceuticals, Inc. *	140,875	5,151,799
United Therapeutics Corp. *	78,718	29,164,232
Vir Biotechnology, Inc. *	298,017	2,372,215
		262,009,268

Real Estate Management & Development 1.3%
Compass, Inc., Class A *	1,692,859	12,002,370
CoStar Group, Inc. *	220,020	17,896,427
Cushman & Wakefield PLC *	1,490,294	22,801,498
eXp World Holdings, Inc.	460,680	6,380,418
Howard Hughes Holdings, Inc. *	78,664	6,823,315
Kennedy-Wilson Holdings, Inc.	697,959	8,082,365
Marcus & Millichap, Inc.	136,897	5,696,284
Newmark Group, Inc., Class A	852,485	13,196,468
Opendoor Technologies, Inc. *	3,777,871	8,840,218
Seaport Entertainment Group, Inc. *	8,096	274,050
Zillow Group, Inc., Class C *	320,691	27,165,735
		129,159,148

Semiconductors & Semiconductor Equipment 2.2%
Allegro MicroSystems, Inc. *	10,283	223,450
Alpha & Omega Semiconductor Ltd. *	14,740	611,268
Amkor Technology, Inc.	626,913	16,575,580
Axcelis Technologies, Inc. *	40,521	3,008,279
Cirrus Logic, Inc. *	194,171	20,281,161
Cohu, Inc. *	169,755	4,481,532
Diodes, Inc. *	191,876	12,471,940
Enphase Energy, Inc. *	55,414	3,953,789
Entegris, Inc.	154,249	16,293,322
First Solar, Inc. *	56,658	11,290,240
FormFactor, Inc. *	147,312	5,901,319
GLOBALFOUNDRIES, Inc. *	134,823	5,831,095
Ichor Holdings Ltd. *	148,331	4,859,323
Kulicke & Soffa Industries, Inc.	100,347	4,858,802
Lattice Semiconductor Corp. *	80,596	4,573,823
MaxLinear, Inc. *	186,371	2,819,793
Monolithic Power Systems, Inc.	18,080	10,262,931
Onto Innovation, Inc. *	38,799	6,370,020
Penguin Solutions, Inc. *	225,438	4,089,445
Photronics, Inc. *	277,684	6,917,108
Power Integrations, Inc.	128,361	8,408,929
Rambus, Inc. *	52,639	3,043,061
Semtech Corp. *	261,489	16,745,755
Silicon Laboratories, Inc. *	128,660	14,236,229
SolarEdge Technologies, Inc. *	32,595	515,001
Synaptics, Inc. *	104,535	8,387,888
Ultra Clean Holdings, Inc. *	207,702	7,981,988
Universal Display Corp.	39,606	6,515,979
Wolfspeed, Inc. *	163,364	1,565,027
		213,074,077

Software & Services 3.9%
ACI Worldwide, Inc. *	318,089	18,073,817
Alarm.com Holdings, Inc. *	57,548	3,748,677
AppLovin Corp., Class A *	99,778	33,600,241
Bentley Systems, Inc., Class B	119,275	5,904,112
Blackbaud, Inc. *	67,549	5,670,063
Cerence, Inc. *	88,736	653,541
CommVault Systems, Inc. *	79,060	13,565,905
Consensus Cloud Solutions, Inc. *	66,105	1,649,320
Dolby Laboratories, Inc., Class A	169,946	13,310,171
Dropbox, Inc., Class A *	462,162	12,783,401
Dynatrace, Inc. *	52,265	2,936,770
Fair Isaac Corp. *	14,801	35,152,819
Globant SA *	15,495	3,529,141
Guidewire Software, Inc. *	33,531	6,803,105
SECURITY	NUMBER OF SHARES	VALUE ($)
InterDigital, Inc.	69,753	13,668,798
LiveRamp Holdings, Inc. *	299,048	9,079,097
Manhattan Associates, Inc. *	38,460	10,978,022
NCR Voyix Corp. *	1,086,656	15,767,379
Okta, Inc. *	30,147	2,338,201
Palantir Technologies, Inc., Class A *	252,265	16,921,936
Pegasystems, Inc.	31,046	2,948,439
Progress Software Corp.	81,490	5,574,731
PTC, Inc. *	59,609	11,925,377
Qualys, Inc. *	42,961	6,598,810
RingCentral, Inc., Class A *	230,896	8,688,616
ServiceNow, Inc. *	15,485	16,250,578
Snowflake, Inc., Class A *	25,067	4,381,712
SPS Commerce, Inc. *	17,879	3,451,899
Teradata Corp. *	446,126	13,785,293
Twilio, Inc., Class A *	184,010	19,236,405
Tyler Technologies, Inc. *	21,663	13,629,710
Unisys Corp. *	548,853	4,379,847
Verint Systems, Inc. *	122,745	3,093,174
VeriSign, Inc. *	62,104	11,624,627
Workday, Inc., Class A *	43,848	10,961,562
Zoom Communications, Inc., Class A *	258,538	21,378,507
		384,043,803

Technology Hardware & Equipment 3.5%
ADTRAN Holdings, Inc. *	226,500	1,925,250
Advanced Energy Industries, Inc.	92,625	10,655,580
Badger Meter, Inc.	29,072	6,303,391
Belden, Inc.	132,799	16,254,598
Benchmark Electronics, Inc.	427,379	20,723,608
Calix, Inc. *	69,096	2,247,693
Cognex Corp.	342,258	13,683,475
CommScope Holding Co., Inc. *	2,164,058	10,322,557
Comtech Telecommunications Corp. *	144,532	489,963
Crane NXT Co.	128,135	8,031,502
CTS Corp.	98,345	5,400,124
ePlus, Inc. *	128,914	10,423,986
Fabrinet *	40,975	9,611,916
IPG Photonics Corp. *	153,173	11,953,621
Itron, Inc. *	109,860	13,021,706
Kimball Electronics, Inc. *	30,058	589,437
Knowles Corp. *	387,683	7,544,311
Littelfuse, Inc.	66,536	16,412,435
Lumentum Holdings, Inc. *	278,418	24,214,013
Methode Electronics, Inc.	141,232	1,542,253
NETGEAR, Inc. *	229,951	5,656,795
NetScout Systems, Inc. *	430,642	9,422,447
Novanta, Inc. *	27,438	4,581,597
OSI Systems, Inc. *	58,106	10,308,004
PC Connection, Inc.	115,425	8,377,547
Plexus Corp. *	151,254	24,866,158
Pure Storage, Inc., Class A *	100,163	5,307,637
Rogers Corp. *	64,011	6,630,259
ScanSource, Inc. *	177,734	8,959,571
Super Micro Computer, Inc. *	355,066	11,589,354
TTM Technologies, Inc. *	896,269	21,851,038
Viasat, Inc. *	601,036	5,607,666
Viavi Solutions, Inc. *	1,030,178	10,239,969
Vishay Intertechnology, Inc.	554,452	10,590,033
Vontier Corp.	409,030	16,058,518
		351,398,012

Telecommunication Services 0.3%
ATN International, Inc.	40,146	794,088
Cogent Communications Holdings, Inc.	97,867	8,043,689
Consolidated Communications Holdings, Inc. *	764,130	3,568,487

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
GCI Liberty, Inc. *(b)	31,423	0
Iridium Communications, Inc.	254,108	7,552,090
Liberty Latin America Ltd., Class C *	1,225,971	8,471,460
Shenandoah Telecommunications Co.	146,904	1,958,230
U.S. Cellular Corp. *	50,877	3,228,654
		33,616,698

Transportation 2.8%
Air Transport Services Group, Inc. *	269,998	5,929,156
Alaska Air Group, Inc. *	88,864	4,674,246
Allegiant Travel Co.	99,931	8,178,353
American Airlines Group, Inc. *	313,814	4,556,579
ArcBest Corp.	159,274	18,361,107
Costamare, Inc.	164,964	2,177,525
Covenant Logistics Group, Inc., Class A	37,524	2,179,394
Danaos Corp.	28,310	2,247,248
Forward Air Corp. *	397,367	14,579,395
Genco Shipping & Trading Ltd.	107,206	1,701,359
Global Ship Lease, Inc., Class A	28,019	601,288
Heartland Express, Inc.	370,701	4,733,852
JetBlue Airways Corp. *	2,502,394	14,939,292
Kirby Corp. *	144,496	18,280,189
Lyft, Inc., Class A *	377,979	6,561,716
Marten Transport Ltd.	376,911	6,550,713
Matson, Inc.	25,080	3,841,754
RXO, Inc. *	732,754	22,092,533
Saia, Inc. *	42,869	24,395,891
Schneider National, Inc., Class B	429,116	14,422,589
SkyWest, Inc. *	207,742	23,836,317
Star Bulk Carriers Corp.	136,788	2,369,168
United Airlines Holdings, Inc. *	438,834	42,492,296
XPO, Inc. *	192,439	29,329,628
		279,031,588

Utilities 3.1%
ALLETE, Inc.	247,606	16,064,677
American States Water Co.	70,433	6,008,639
Atlantica Sustainable Infrastructure PLC	203,298	4,460,358
Avangrid, Inc.	398,601	14,389,496
Avista Corp.	403,396	15,607,391
Black Hills Corp.	359,140	23,010,100
California Water Service Group	142,706	7,305,120
Chesapeake Utilities Corp.	50,171	6,610,029
Clearway Energy, Inc., Class C	310,486	9,156,232
Essential Utilities, Inc.	296,415	11,865,492
Hawaiian Electric Industries, Inc. *	1,407,487	14,623,790
IDACORP, Inc.	174,831	20,712,229
MGE Energy, Inc.	89,747	9,358,817
New Jersey Resources Corp.	346,859	17,890,987
Northwest Natural Holding Co.	194,069	8,504,104
Northwestern Energy Group, Inc.	292,229	16,142,730
SECURITY	NUMBER OF SHARES	VALUE ($)
ONE Gas, Inc.	248,315	19,361,121
Ormat Technologies, Inc.	113,435	9,258,565
Otter Tail Corp.	111,242	8,970,555
SJW Group	80,672	4,495,044
Southwest Gas Holdings, Inc.	322,944	25,241,303
Spire, Inc.	271,673	19,883,747
TXNM Energy, Inc.	409,412	20,081,659
Unitil Corp.	36,223	2,174,104
		311,176,289
Total Common Stocks (Cost $7,644,197,990)		9,910,461,170

SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59% (c)	9,792,475	9,792,475
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59% (c)(d)	20,188,722	20,188,722
		29,981,197
Total Short-Term Investments (Cost $29,981,197)		29,981,197
Total Investments in Securities (Cost $7,674,179,187)		9,940,442,367

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 12/20/24	200	24,446,000	508,244

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $19,475,642.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended November 30, 2024. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at February 29, 2024, and/or Value at November 30, 2024, columns means either the issuer was not held or not held as an affiliate at the beginning of period and is no longer held at period end or the issuer is held at period end but is no longer an affiliate.
SECURITY	VALUE AT 2/29/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 11/30/24	BALANCE OF SHARES HELD AT 11/30/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

Consumer Durables & Apparel 0.0%
Fossil Group, Inc.	$—	$171,200	($2,008,625 )	($4,815,951 )	$4,400,006	$—	—	$—
Tupperware Brands Corp.	—	1,185,709	(1,606,176)	(11,574,472)	7,315,841	—	—	—
						—

Equity Real Estate Investment Trusts (REITs) 0.0%
Ashford Hospitality Trust, Inc.	—	183,080	(2,168,913)	(3,336,646)	2,535,293	—	—	—
Diversified Healthcare Trust	—	4,534,336	(22,434,400)	6,563,813	(12,095,863)	—	3,937,597	169,482
						—

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Emergent BioSolutions, Inc.	—	4,171,882	(10,776,854)	(2,006,393)	18,359,780	—	1,609,291	—

Transportation 0.0%
Daseke, Inc.	—	1,535,237	(18,118,057)	3,725,718	(3,729,878)	—	—	—
Total	$—	$11,781,444	($57,113,025 )	($11,443,931 )	$16,785,179	$—		$169,482

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$9,478,630,842	$—	$—	$9,478,630,842
Health Care Equipment & Services	398,213,630	—	0 *	398,213,630
Telecommunication Services	33,616,698	—	0 *	33,616,698
Short-Term Investments [1]	29,981,197	—	—	29,981,197
Futures Contracts [2]	508,244	—	—	508,244
Total	$9,940,950,611	$—	$0	$9,940,950,611

*	Level 3 amount shown includes securities determined to have no value at November 30, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab Fundamental International Equity ETF

Portfolio Holdings as of November 30, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.4% OF NET ASSETS

Australia 5.2%
AGL Energy Ltd.	1,255,895	9,163,313
Ampol Ltd.	380,786	7,216,155
ANZ Group Holdings Ltd.	2,099,612	42,634,090
APA Group	816,799	3,841,789
Aristocrat Leisure Ltd.	165,016	7,283,104
Aurizon Holdings Ltd.	2,404,441	5,294,342
BHP Group Ltd.	4,126,085	109,049,664
BlueScope Steel Ltd.	795,185	11,463,857
Brambles Ltd.	886,896	10,994,934
Coles Group Ltd.	1,016,780	12,313,671
Commonwealth Bank of Australia	688,138	71,089,442
Computershare Ltd.	185,801	3,859,968
CSL Ltd.	88,964	16,356,231
Downer EDI Ltd.	1,602,371	6,002,222
Endeavour Group Ltd.	1,266,795	3,606,359
Fortescue Ltd.	1,457,477	18,030,502
Goodman Group	194,867	4,812,528
Incitec Pivot Ltd.	1,989,777	4,160,932
Insurance Australia Group Ltd.	1,207,974	6,712,554
JB Hi-Fi Ltd.	115,846	6,857,012
Lendlease Corp. Ltd.	1,378,530	6,429,991
Macquarie Group Ltd.	145,430	21,895,451
Medibank Pvt Ltd.	2,050,881	5,103,698
Metcash Ltd.	1,715,027	3,485,834
Mineral Resources Ltd.	83,191	1,822,571
Mirvac Group	2,518,297	3,543,577
National Australia Bank Ltd.	1,716,847	43,731,010
Northern Star Resources Ltd.	329,095	3,753,951
Orica Ltd.	311,115	3,670,461
Origin Energy Ltd.	1,134,882	8,036,397
QBE Insurance Group Ltd.	662,619	8,633,264
Ramsay Health Care Ltd.	139,337	3,593,628
Rio Tinto Ltd.	438,257	33,757,823
Santos Ltd.	1,900,142	8,182,173
Scentre Group	2,842,856	6,815,282
Sims Ltd.	389,862	3,329,621
Sonic Healthcare Ltd.	348,653	6,489,105
South32 Ltd.	5,036,379	12,205,132
Stockland	1,514,057	5,148,656
Suncorp Group Ltd.	960,756	12,329,926
Telstra Group Ltd.	4,323,829	11,098,030
Transurban Group	847,732	7,068,865
Treasury Wine Estates Ltd.	445,002	3,284,528
Viva Energy Group Ltd.	1,516,063	2,577,739
Wesfarmers Ltd.	568,619	26,607,764
Westpac Banking Corp.	2,414,701	52,477,188
Whitehaven Coal Ltd.	648,713	2,780,735
Woodside Energy Group Ltd.	971,208	15,507,319
Woolworths Group Ltd.	687,854	13,523,735
Worley Ltd.	395,941	3,577,570
		701,203,693

Austria 0.4%
ams-OSRAM AG *	181,969	1,171,955
BAWAG Group AG *	72,927	5,776,915
Erste Group Bank AG	247,063	13,543,203
SECURITY	NUMBER OF SHARES	VALUE ($)
OMV AG	295,799	11,847,081
Raiffeisen Bank International AG	273,825	5,338,892
voestalpine AG	301,545	5,834,773
Wienerberger AG	125,330	3,523,785
		47,036,604

Belgium 0.6%
Ageas SA	200,941	10,136,294
Anheuser-Busch InBev SA	606,801	32,647,623
Colruyt Group NV	41,793	1,893,683
Groupe Bruxelles Lambert NV	66,383	4,588,945
KBC Group NV	174,203	12,555,702
Proximus SADP	540,840	3,501,673
Syensqo SA	53,722	3,986,637
UCB SA	51,229	10,028,935
Umicore SA	472,816	5,093,762
		84,433,254

Canada 8.7%
Agnico Eagle Mines Ltd.	137,448	11,589,552
Algonquin Power & Utilities Corp.	637,162	3,162,715
Alimentation Couche-Tard, Inc.	610,987	35,743,274
AltaGas Ltd.	197,334	4,825,709
ARC Resources Ltd.	286,329	5,278,114
Atco Ltd., Class I	156,759	5,501,651
AtkinsRealis Group, Inc.	108,983	5,917,143
B2Gold Corp.	1,243,706	3,624,126
Bank of Montreal	373,139	35,577,657
Bank of Nova Scotia	992,617	56,608,554
Barrick Gold Corp.	1,297,248	22,717,938
Bausch Health Cos., Inc. *	585,965	5,001,094
BCE, Inc.	392,413	10,622,042
Brookfield Corp.	573,924	35,267,951
Brookfield Infrastructure Corp., Class A	40,960	1,837,737
Canadian Imperial Bank of Commerce	587,602	38,139,678
Canadian National Railway Co.	226,771	25,321,129
Canadian Natural Resources Ltd.	1,307,808	44,385,984
Canadian Pacific Kansas City Ltd.	197,874	15,137,153
Canadian Tire Corp. Ltd., Class A	76,037	8,383,267
CCL Industries, Inc., Class B	39,368	2,182,159
Cenovus Energy, Inc.	881,212	13,959,420
CGI, Inc.	105,936	11,990,670
CI Financial Corp.	189,531	4,203,076
Constellation Software, Inc.	1,522	5,146,157
Dollarama, Inc.	55,607	5,792,040
Emera, Inc.	211,868	8,083,411
Empire Co. Ltd., Class A	141,985	4,257,066
Enbridge, Inc.	1,457,178	63,037,011
Fairfax Financial Holdings Ltd.	11,448	16,240,519
Finning International, Inc.	161,200	4,397,986
First Quantum Minerals Ltd. *	523,893	7,157,857
Fortis, Inc.	323,606	14,465,950
Franco-Nevada Corp.	25,421	3,112,650
George Weston Ltd.	72,429	11,641,714
Gildan Activewear, Inc.	125,048	6,216,006
Great-West Lifeco, Inc.	150,839	5,430,700
Hydro One Ltd.	153,559	5,021,938

Schwab Fundamental International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
iA Financial Corp., Inc.	57,983	5,542,167
Imperial Oil Ltd.	158,666	11,750,225
Intact Financial Corp.	50,149	9,551,287
Interfor Corp. *	77,829	1,133,958
Keyera Corp.	153,783	5,071,000
Kinross Gold Corp.	1,059,169	10,371,180
Linamar Corp.	84,005	3,688,024
Loblaw Cos. Ltd.	124,904	16,209,018
Lundin Mining Corp.	476,404	4,675,064
Magna International, Inc.	646,368	29,374,278
Manulife Financial Corp.	1,200,457	38,642,000
MEG Energy Corp.	156,149	2,810,381
Methanex Corp.	86,095	4,036,193
Metro, Inc.	188,614	12,289,580
National Bank of Canada	146,014	14,465,309
Northland Power, Inc.	180,483	2,618,012
Nutrien Ltd.	654,921	30,590,889
Onex Corp.	143,330	11,658,646
Open Text Corp.	145,488	4,430,674
Parkland Corp.	166,824	4,307,173
Pembina Pipeline Corp.	310,893	12,807,419
Power Corp. of Canada	405,787	13,667,761
Quebecor, Inc., Class B	82,050	1,937,345
Restaurant Brands International, Inc.	88,677	6,175,691
RioCan Real Estate Investment Trust	110,888	1,505,539
Rogers Communications, Inc., Class B	112,127	4,004,107
Royal Bank of Canada	635,166	79,913,468
Russel Metals, Inc.	46,448	1,524,658
Saputo, Inc.	279,358	5,207,473
South Bow Corp. *	135,948	3,588,643
Sun Life Financial, Inc.	299,188	18,413,049
Suncor Energy, Inc.	1,478,570	58,830,222
TC Energy Corp.	681,013	33,200,691
Teck Resources Ltd., Class B	336,283	15,700,332
TELUS Corp.	465,358	7,245,513
TFI International, Inc.	36,077	5,492,650
Thomson Reuters Corp.	37,380	6,098,695
Toromont Industries Ltd.	35,931	2,951,159
Toronto-Dominion Bank	995,573	56,336,285
Tourmaline Oil Corp.	129,424	6,108,158
Veren, Inc.	589,000	3,125,572
Vermilion Energy, Inc.	272,894	2,800,762
Waste Connections, Inc.	53,683	10,406,485
West Fraser Timber Co. Ltd.	137,556	13,510,482
Wheaton Precious Metals Corp.	65,181	4,055,686
Whitecap Resources, Inc.	226,564	1,655,358
WSP Global, Inc.	37,757	6,713,824
		1,173,170,883

China 0.1%
China Gas Holdings Ltd.	2,469,039	2,043,373
GCL Technology Holdings Ltd. *	13,807,680	2,572,898
Kingboard Holdings Ltd.	1,076,534	2,584,274
SITC International Holdings Co. Ltd.	1,357,773	3,533,345
Xinyi Glass Holdings Ltd.	1,322,069	1,377,872
		12,111,762

Denmark 0.9%
AP Moller - Maersk AS, Class A	7,016	11,496,264
AP Moller - Maersk AS, Class B	12,355	20,953,282
Carlsberg AS, Class B	53,771	5,534,735
Coloplast AS, Class B	31,214	3,931,700
Danske Bank AS	352,598	10,122,024
DSV AS	83,357	17,790,539
Novo Nordisk AS, Class B	295,072	31,646,796
Novonesis (Novozymes) B, Class B	36,248	2,123,750
SECURITY	NUMBER OF SHARES	VALUE ($)
Orsted AS *	108,848	6,039,746
Pandora AS	35,624	5,733,845
Rockwool AS, B Shares	4,100	1,494,604
Svitzer Group AS *	19,187	612,348
Vestas Wind Systems AS *	332,390	5,164,025
		122,643,658

Finland 1.0%
Elisa OYJ	86,141	3,901,315
Fortum OYJ	511,681	7,709,344
Huhtamaki OYJ	43,203	1,558,756
Kesko OYJ, B Shares	377,889	7,509,566
Kone OYJ, B Shares	167,924	8,701,350
Neste OYJ	463,548	7,052,682
Nokia OYJ	5,282,878	22,204,726
Nordea Bank Abp	2,417,356	27,332,139
Outokumpu OYJ	1,199,400	4,025,912
Sampo OYJ, A Shares	290,800	12,451,581
Stora Enso OYJ, R Shares	808,277	7,847,233
UPM-Kymmene OYJ	492,454	12,951,240
Valmet OYJ	53,755	1,259,861
Wartsila OYJ Abp	258,915	4,704,985
		129,210,690

France 7.6%
Accor SA	93,654	4,320,712
Air Liquide SA	211,266	35,095,340
Alstom SA *	358,431	8,059,861
Arkema SA	93,646	7,418,171
Atos SE *(a)	433,730	411,013
AXA SA	1,308,028	45,563,180
Ayvens SA	585,645	3,844,341
BNP Paribas SA	1,123,273	67,197,776
Bollore SE	691,269	4,260,242
Bouygues SA	458,350	13,632,523
Bureau Veritas SA	113,243	3,444,690
Capgemini SE	70,626	11,331,013
Carrefour SA	1,489,101	22,648,163
Cie de Saint-Gobain SA	468,858	42,756,260
Cie Generale des Etablissements Michelin SCA	775,840	25,197,858
Credit Agricole SA	1,129,488	15,114,876
Danone SA	445,839	30,448,093
Dassault Systemes SE	93,523	3,225,135
Edenred SE	27,263	901,290
Eiffage SA	109,668	9,892,001
Elis SA	178,987	3,641,029
Engie SA	2,004,631	31,939,352
EssilorLuxottica SA	87,590	21,259,394
Eurazeo SE	48,378	3,553,787
Forvia SE	547,244	4,644,803
Hermes International SCA	2,600	5,670,740
Kering SA	46,435	10,826,610
Klepierre SA	114,928	3,474,096
Legrand SA	95,515	9,571,778
L'Oreal SA	63,636	22,089,345
LVMH Moet Hennessy Louis Vuitton SE	60,440	37,823,277
Orange SA	3,962,715	42,209,973
Pernod Ricard SA	77,485	8,666,823
Publicis Groupe SA	121,784	13,210,128
Renault SA	493,299	21,117,047
Rexel SA	383,453	9,898,279
Rubis SCA	168,742	4,049,280
Safran SA	84,856	19,762,300
Sanofi SA	724,759	70,494,044
Schneider Electric SE	174,797	44,955,132

Schwab Fundamental International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SCOR SE	209,338	5,209,184
SEB SA	15,078	1,430,100
Societe Generale SA	1,505,881	39,913,902
Sodexo SA	49,557	4,114,091
Teleperformance SE	50,505	4,748,630
Thales SA	36,861	5,508,963
TotalEnergies SE	2,764,455	160,502,425
Unibail-Rodamco-Westfield *	55,609	4,555,428
Valeo SE	692,268	5,739,714
Veolia Environnement SA	587,053	17,094,658
Vinci SA	337,537	35,600,761
Vivendi SE	487,793	4,477,150
Wendel SE	21,563	2,139,697
		1,034,654,458

Germany 7.6%
adidas AG	98,762	23,272,111
Allianz SE	266,235	82,165,915
Aurubis AG (a)	106,662	8,392,905
BASF SE	1,652,732	74,049,041
Bayer AG	1,183,932	24,244,102
Bayerische Motoren Werke AG	535,952	39,636,413
Beiersdorf AG	29,003	3,757,135
BioNTech SE, ADR *	111,896	13,247,367
Brenntag SE	121,058	7,799,552
Commerzbank AG	467,241	7,168,090
Continental AG	225,916	14,803,524
Covestro AG *	347,187	21,165,870
Daimler Truck Holding AG	363,890	13,759,400
Deutsche Bank AG	1,354,280	22,992,107
Deutsche Boerse AG	40,203	9,405,427
Deutsche Lufthansa AG	1,032,552	6,909,927
Deutsche Post AG	1,182,830	43,438,354
Deutsche Telekom AG	3,659,484	117,036,698
E.ON SE	2,011,479	25,887,337
Evonik Industries AG	352,727	6,469,338
Freenet AG	143,839	4,445,262
Fresenius Medical Care AG	349,859	15,372,083
Fresenius SE & Co. KGaA *	826,804	29,053,717
GEA Group AG	107,303	5,362,940
Hannover Rueck SE	27,088	7,069,619
Hapag-Lloyd AG (a)	21,140	3,411,730
Heidelberg Materials AG	176,390	22,244,601
Henkel AG & Co. KGaA	74,673	5,666,785
Infineon Technologies AG	386,625	12,583,413
K&S AG	393,575	4,662,009
KION Group AG	119,953	4,278,470
Kloeckner & Co. SE	212,949	1,057,109
Knorr-Bremse AG	25,605	1,951,225
Lanxess AG	217,169	5,426,989
Mercedes-Benz Group AG	1,240,730	69,401,938
Merck KGaA	47,465	7,098,770
METRO AG	289,316	1,341,477
MTU Aero Engines AG	17,242	5,867,587
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	54,700	28,557,769
ProSiebenSat.1 Media SE (a)	226,044	1,101,582
Puma SE	66,415	3,107,537
Rheinmetall AG	12,684	8,338,197
RWE AG	290,616	9,782,456
Salzgitter AG	62,798	1,087,767
SAP SE	279,618	66,420,313
Siemens AG	362,370	70,101,806
Siemens Energy AG *	503,889	27,153,241
Siemens Healthineers AG	95,619	5,182,952
Symrise AG	39,757	4,388,097
thyssenkrupp AG	2,291,814	9,372,621
SECURITY	NUMBER OF SHARES	VALUE ($)
United Internet AG	101,722	1,685,715
Volkswagen AG	98,328	8,661,430
Vonovia SE	431,948	14,325,423
Zalando SE *	152,480	4,738,075
		1,035,901,318

Hong Kong 1.3%
AIA Group Ltd.	4,333,982	32,386,999
BOC Hong Kong Holdings Ltd.	1,434,996	4,407,400
CK Asset Holdings Ltd.	1,999,868	8,172,639
CLP Holdings Ltd.	1,469,147	12,328,559
Galaxy Entertainment Group Ltd.	692,796	3,076,007
Hang Seng Bank Ltd.	501,651	5,959,948
HKT Trust & HKT Ltd.	1,676,390	2,083,221
Hong Kong & China Gas Co. Ltd.	7,026,247	5,327,327
Hong Kong Exchanges & Clearing Ltd.	167,242	6,228,416
Hongkong Land Holdings Ltd.	531,604	2,418,798
Jardine Matheson Holdings Ltd.	397,334	17,347,602
Lenovo Group Ltd.	4,696,988	5,498,848
Link REIT	995,589	4,330,845
MTR Corp. Ltd.	961,005	3,365,318
New World Development Co. Ltd. (a)(b)	5,273,493	4,357,559
Orient Overseas International Ltd.	119,401	1,525,205
Pacific Basin Shipping Ltd.	9,983,573	2,373,513
PCCW Ltd.	3,053,726	1,663,910
Sun Hung Kai Properties Ltd.	1,461,711	14,510,885
Swire Pacific Ltd., A Shares	772,669	6,359,845
Swire Pacific Ltd., B Shares	225,574	299,739
Techtronic Industries Co. Ltd.	518,624	7,304,610
WH Group Ltd.	21,562,759	17,097,137
Wharf Real Estate Investment Co. Ltd.	1,009,754	2,705,550
Yue Yuen Industrial Holdings Ltd.	1,177,917	2,633,891
		173,763,771

Ireland 1.0%
Allegion PLC	14,388	2,026,406
Bank of Ireland Group PLC	432,744	3,788,150
CRH PLC (c)	239,298	24,521,360
CRH PLC (c)	93,478	9,559,995
DCC PLC	153,699	11,184,311
Flutter Entertainment PLC *	24,436	6,711,932
Glanbia PLC	158,482	2,447,224
Grafton Group PLC	130,809	1,565,716
ICON PLC *	7,227	1,519,477
James Hardie Industries PLC *	112,616	4,123,774
Kerry Group PLC, Class A	79,725	7,700,600
Kingspan Group PLC	54,496	4,098,179
Medtronic PLC	356,683	30,867,347
Perrigo Co. PLC	83,327	2,378,153
Ryanair Holdings PLC, ADR	74,697	3,289,656
Smurfit WestRock PLC	194,481	10,688,716
Trane Technologies PLC	18,838	7,840,752
		134,311,748

Isle Of Man 0.0%
Entain PLC	468,050	4,792,636

Israel 0.3%
Bank Hapoalim BM	692,188	7,933,512
Bank Leumi Le-Israel BM	971,166	11,032,183
Check Point Software Technologies Ltd. *	15,080	2,744,560

Schwab Fundamental International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
ICL Group Ltd.	1,033,387	4,661,490
Israel Corp. Ltd.	3,965	922,638
Israel Discount Bank Ltd., A Shares	682,388	4,478,368
Oil Refineries Ltd.	2,681,564	680,044
Teva Pharmaceutical Industries Ltd. *	225,841	3,712,821
Teva Pharmaceutical Industries Ltd., ADR *	131,795	2,211,520
ZIM Integrated Shipping Services Ltd. (a)	373,990	8,242,740
		46,619,876

Italy 2.3%
A2A SpA	1,872,499	4,226,418
Banco BPM SpA	939,072	7,145,275
BPER Banca SpA	735,218	4,486,834
Enel SpA	9,026,465	64,924,880
Eni SpA	3,840,234	54,375,497
Generali	952,888	27,254,414
Hera SpA	997,231	3,696,998
Intesa Sanpaolo SpA	12,364,129	47,364,987
Leonardo SpA	302,020	8,124,768
Mediobanca Banca di Credito Finanziario SpA	335,605	4,893,405
Moncler SpA	45,529	2,228,867
Pirelli & C SpA	299,175	1,622,286
Poste Italiane SpA	333,639	4,681,497
Prysmian SpA	128,718	8,486,124
Snam SpA	1,223,454	5,701,242
Telecom Italia SpA *	44,395,021	10,658,106
Terna - Rete Elettrica Nazionale	583,466	4,934,986
UniCredit SpA	1,087,072	41,776,017
Unipol Gruppo SpA	464,393	5,601,420
		312,184,021

Japan 26.0%
Advantest Corp.	143,006	7,846,119
Aeon Co. Ltd.	748,403	17,909,647
AGC, Inc.	381,264	11,906,170
Air Water, Inc.	320,727	3,958,235
Aisin Corp.	1,407,617	14,789,890
Ajinomoto Co., Inc.	238,942	9,994,564
Alfresa Holdings Corp.	558,726	8,050,625
Alps Alpine Co. Ltd.	626,248	6,434,069
Amada Co. Ltd.	359,254	3,450,570
ANA Holdings, Inc.	150,804	2,900,907
Asahi Group Holdings Ltd.	1,389,333	15,074,196
Asahi Kasei Corp.	2,749,047	19,549,104
Astellas Pharma, Inc.	1,477,729	15,364,210
Bandai Namco Holdings, Inc.	393,397	8,277,355
Bridgestone Corp.	721,416	25,694,005
Brother Industries Ltd.	395,320	6,935,900
Canon, Inc.	1,003,533	32,527,873
Central Japan Railway Co.	725,337	14,909,048
Chubu Electric Power Co., Inc.	1,406,802	14,828,162
Chugai Pharmaceutical Co. Ltd.	196,283	8,623,200
Chugoku Electric Power Co., Inc.	606,638	3,787,625
Coca-Cola Bottlers Japan Holdings, Inc.	317,459	5,063,575
COMSYS Holdings Corp.	184,421	4,006,830
Cosmo Energy Holdings Co. Ltd.	185,992	8,062,110
Dai Nippon Printing Co. Ltd.	591,449	8,998,641
Daicel Corp.	207,747	1,832,146
Daido Steel Co. Ltd.	173,502	1,353,959
Daifuku Co. Ltd.	193,836	4,022,950
Dai-ichi Life Holdings, Inc.	798,089	21,527,173
Daiichi Sankyo Co. Ltd.	341,813	10,808,469
Daikin Industries Ltd.	156,970	18,912,489
SECURITY	NUMBER OF SHARES	VALUE ($)
Daito Trust Construction Co. Ltd.	80,771	8,994,873
Daiwa House Industry Co. Ltd.	985,776	30,882,419
Daiwa Securities Group, Inc.	776,759	5,200,461
Daiwabo Holdings Co. Ltd.	192,718	3,926,604
Denka Co. Ltd.	222,185	3,137,826
Denso Corp.	1,854,598	26,290,503
Dentsu Group, Inc.	177,393	4,516,768
DIC Corp.	226,766	4,923,820
Disco Corp.	12,951	3,501,086
Dowa Holdings Co. Ltd.	112,363	3,346,537
East Japan Railway Co.	968,046	18,821,416
Ebara Corp.	344,786	5,141,314
EDION Corp.	164,368	1,978,742
Eisai Co. Ltd.	167,441	5,206,575
Electric Power Development Co. Ltd.	441,635	7,369,160
ENEOS Holdings, Inc.	10,284,814	55,387,406
EXEO Group, Inc.	339,132	3,957,312
FANUC Corp.	465,754	12,054,372
Fast Retailing Co. Ltd.	39,153	13,324,299
Fuji Electric Co. Ltd.	114,459	6,419,337
Fuji Media Holdings, Inc.	139,945	1,611,112
FUJIFILM Holdings Corp.	959,762	21,561,654
Fujikura Ltd.	293,694	10,407,427
Fujitsu Ltd.	1,786,679	34,095,429
Furukawa Electric Co. Ltd.	199,756	8,186,558
Hakuhodo DY Holdings, Inc.	367,076	2,803,450
Hankyu Hanshin Holdings, Inc.	179,910	4,918,670
Hanwa Co. Ltd.	113,287	3,643,348
Haseko Corp.	451,848	6,051,818
Hino Motors Ltd. *	1,240,313	3,273,696
Hitachi Construction Machinery Co. Ltd.	140,407	3,158,071
Hitachi Ltd.	3,487,989	87,115,536
Honda Motor Co. Ltd.	9,044,565	77,777,779
Hoya Corp.	90,754	11,638,460
Ibiden Co. Ltd.	50,555	1,482,466
Idemitsu Kosan Co. Ltd.	3,204,271	21,329,092
IHI Corp.	211,664	10,875,994
Iida Group Holdings Co. Ltd.	392,860	5,868,638
INFRONEER Holdings, Inc.	161,184	1,302,909
Inpex Corp.	1,080,826	14,206,149
Isetan Mitsukoshi Holdings Ltd.	316,489	4,489,662
Isuzu Motors Ltd.	886,194	11,783,663
ITOCHU Corp.	1,257,918	61,846,832
Iwatani Corp.	294,616	3,640,892
Japan Airlines Co. Ltd.	190,578	3,166,677
Japan Exchange Group, Inc.	150,591	1,808,375
Japan Post Bank Co. Ltd.	521,806	4,919,781
Japan Post Holdings Co. Ltd.	2,550,725	25,467,338
Japan Post Insurance Co. Ltd.	301,991	6,311,880
Japan Tobacco, Inc.	850,723	23,898,527
JFE Holdings, Inc.	1,461,000	16,625,156
JGC Holdings Corp.	149,516	1,290,725
JTEKT Corp.	748,271	5,221,480
Kajima Corp.	585,012	10,645,789
Kaneka Corp.	171,129	3,940,234
Kansai Electric Power Co., Inc.	1,045,406	13,402,998
Kansai Paint Co. Ltd.	109,399	1,554,102
Kao Corp.	399,730	17,337,558
Kawasaki Heavy Industries Ltd.	210,759	7,768,831
Kawasaki Kisen Kaisha Ltd.	344,393	4,569,052
KDDI Corp.	1,671,792	55,101,178
Kewpie Corp.	201,679	4,619,474
Keyence Corp.	28,049	12,087,301
Kikkoman Corp.	351,168	3,838,215
Kinden Corp.	107,948	2,216,677
Kintetsu Group Holdings Co. Ltd.	139,931	2,978,722
Kirin Holdings Co. Ltd.	877,585	12,209,700
Kobe Steel Ltd.	744,890	7,702,595

Schwab Fundamental International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Koito Manufacturing Co. Ltd.	400,068	5,189,150
Komatsu Ltd.	942,250	25,258,837
Konica Minolta, Inc.	1,719,417	7,482,844
K's Holdings Corp.	455,676	4,299,317
Kubota Corp.	1,066,885	13,305,427
Kuraray Co. Ltd.	566,739	7,669,854
Kurita Water Industries Ltd.	39,530	1,500,290
Kyocera Corp.	1,321,421	12,964,769
Kyushu Electric Power Co., Inc.	1,107,850	10,887,816
Kyushu Railway Co.	76,712	2,010,954
Lixil Corp.	681,364	7,751,176
LY Corp.	1,652,657	4,532,606
Makita Corp.	223,087	6,957,682
Marubeni Corp.	1,645,711	24,699,088
MatsukiyoCocokara & Co.	295,757	4,133,528
Mazda Motor Corp.	1,762,998	11,353,808
Medipal Holdings Corp.	522,282	8,448,807
MEIJI Holdings Co. Ltd.	409,989	8,735,658
Minebea Mitsumi, Inc.	407,523	6,645,296
MISUMI Group, Inc.	226,905	3,666,801
Mitsubishi Chemical Group Corp.	3,139,658	16,408,547
Mitsubishi Corp.	3,719,238	62,542,435
Mitsubishi Electric Corp.	2,517,692	42,697,750
Mitsubishi Estate Co. Ltd.	830,511	11,720,665
Mitsubishi Gas Chemical Co., Inc.	319,324	5,990,581
Mitsubishi Heavy Industries Ltd.	2,558,829	37,440,668
Mitsubishi Materials Corp.	398,173	6,349,664
Mitsubishi Motors Corp.	1,407,857	3,674,668
Mitsubishi UFJ Financial Group, Inc.	5,591,039	66,712,001
Mitsui & Co. Ltd.	2,500,987	52,222,893
Mitsui Chemicals, Inc.	337,468	7,794,896
Mitsui Fudosan Co. Ltd.	1,823,302	15,224,028
Mitsui Mining & Smelting Co. Ltd.	119,682	3,725,494
Mitsui OSK Lines Ltd.	339,268	11,586,414
Mizuho Financial Group, Inc.	1,597,806	40,257,668
Morinaga Milk Industry Co. Ltd.	96,691	1,887,659
MS&AD Insurance Group Holdings, Inc.	1,019,395	22,677,356
Murata Manufacturing Co. Ltd.	1,220,981	20,405,915
Nagase & Co. Ltd.	230,251	4,683,669
Nagoya Railroad Co. Ltd.	219,795	2,544,286
NEC Corp.	280,523	23,805,744
NGK Insulators Ltd.	402,645	5,281,557
NH Foods Ltd.	243,296	8,334,773
NHK Spring Co. Ltd.	335,150	3,876,256
Nichirei Corp.	153,181	4,387,819
NIDEC Corp.	570,626	10,467,588
Nikon Corp.	450,227	5,298,640
Nintendo Co. Ltd.	497,047	29,157,267
NIPPON EXPRESS HOLDINGS, Inc.	129,260	6,705,494
Nippon Paint Holdings Co. Ltd.	184,309	1,256,053
Nippon Paper Industries Co. Ltd.	565,367	3,252,503
Nippon Sanso Holdings Corp.	46,508	1,352,335
Nippon Steel Corp.	1,560,132	31,777,100
Nippon Telegraph & Telephone Corp.	38,424,191	39,246,735
Nippon Yusen KK	602,911	19,253,329
Nissan Chemical Corp.	39,956	1,386,894
Nissan Motor Co. Ltd.	7,840,900	18,737,550
Nisshin Seifun Group, Inc.	342,676	4,170,934
Nissin Foods Holdings Co. Ltd.	117,253	3,105,719
Nissui Corp.	575,806	3,587,070
Niterra Co. Ltd.	206,800	6,380,872
Nitori Holdings Co. Ltd.	47,414	6,069,409
Nitto Denko Corp.	712,323	11,326,213
NOK Corp.	141,275	2,113,693
Nomura Holdings, Inc.	1,844,711	11,071,828
Nomura Research Institute Ltd.	167,850	5,119,825
NSK Ltd.	1,116,216	4,890,436
NTT Data Group Corp.	540,436	10,428,362
SECURITY	NUMBER OF SHARES	VALUE ($)
Obayashi Corp.	1,050,630	14,935,546
Oji Holdings Corp.	2,384,273	8,763,317
Olympus Corp.	469,323	7,374,919
Omron Corp.	189,911	6,026,673
Ono Pharmaceutical Co. Ltd.	298,193	3,438,894
ORIX Corp.	782,326	17,538,980
Osaka Gas Co. Ltd.	582,556	12,738,382
Otsuka Corp.	191,478	4,758,104
Otsuka Holdings Co. Ltd.	324,021	18,737,706
PALTAC Corp.	55,264	1,584,491
Pan Pacific International Holdings Corp.	201,293	5,102,523
Panasonic Holdings Corp.	4,736,184	46,215,519
Persol Holdings Co. Ltd.	2,709,113	4,165,091
Recruit Holdings Co. Ltd.	514,227	35,557,795
Renesas Electronics Corp.	430,261	5,625,179
Rengo Co. Ltd.	461,375	2,721,831
Resona Holdings, Inc.	1,308,305	10,889,112
Resonac Holdings Corp.	342,043	9,278,444
Ricoh Co. Ltd.	1,414,605	16,031,279
Rohm Co. Ltd.	347,519	3,251,085
Ryohin Keikaku Co. Ltd.	250,078	5,111,958
Sankyu, Inc.	95,311	3,284,179
Sanwa Holdings Corp.	208,253	6,252,374
SBI Holdings, Inc.	229,633	5,779,623
Secom Co. Ltd.	303,340	10,549,288
Seiko Epson Corp.	418,469	7,410,316
Seino Holdings Co. Ltd.	249,258	4,085,285
Sekisui Chemical Co. Ltd.	554,083	8,924,505
Sekisui House Ltd.	801,034	18,881,116
Seven & i Holdings Co. Ltd.	2,628,692	45,577,880
SG Holdings Co. Ltd.	558,492	5,470,198
Sharp Corp. *	289,054	1,849,014
Shimadzu Corp.	145,151	4,071,786
Shimamura Co. Ltd.	73,294	4,141,378
Shimano, Inc.	39,984	5,577,553
Shimizu Corp.	1,068,836	8,454,754
Shin-Etsu Chemical Co. Ltd.	911,139	33,694,883
Shionogi & Co. Ltd.	447,060	6,307,688
Shiseido Co. Ltd.	282,931	5,379,429
SMC Corp.	21,513	9,101,681
SoftBank Corp.	28,590,640	36,760,346
SoftBank Group Corp.	1,097,559	65,304,706
Sojitz Corp.	357,929	7,268,925
Sompo Holdings, Inc.	789,881	20,753,540
Sony Group Corp.	3,498,492	70,046,712
Stanley Electric Co. Ltd.	231,452	3,882,833
Subaru Corp.	1,150,879	18,441,191
SUMCO Corp.	355,022	2,843,769
Sumitomo Chemical Co. Ltd.	5,375,037	12,962,935
Sumitomo Corp.	1,233,707	26,352,379
Sumitomo Electric Industries Ltd.	1,605,585	30,853,403
Sumitomo Forestry Co. Ltd.	175,916	6,647,290
Sumitomo Heavy Industries Ltd.	239,179	5,046,831
Sumitomo Metal Mining Co. Ltd.	366,624	9,022,488
Sumitomo Mitsui Financial Group, Inc.	2,280,980	55,982,237
Sumitomo Mitsui Trust Group, Inc.	432,489	10,787,388
Sumitomo Realty & Development Co. Ltd.	256,331	7,915,991
Sumitomo Rubber Industries Ltd.	453,750	4,979,059
Sundrug Co. Ltd.	48,897	1,200,082
Suntory Beverage & Food Ltd.	139,839	4,742,152
Suzuken Co. Ltd.	219,208	6,833,784
Suzuki Motor Corp.	2,332,591	24,640,647
Sysmex Corp.	208,700	4,396,756
T&D Holdings, Inc.	297,486	5,611,598
Taiheiyo Cement Corp.	291,963	7,393,117
Taisei Corp.	273,539	11,858,790

Schwab Fundamental International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Taiyo Yuden Co. Ltd.	145,571	2,065,047
Takeda Pharmaceutical Co. Ltd.	1,407,692	38,270,176
TDK Corp.	1,471,398	18,898,870
Teijin Ltd.	603,538	5,288,518
Terumo Corp.	501,594	10,189,854
TIS, Inc.	180,150	4,395,043
Tobu Railway Co. Ltd.	177,715	3,041,100
Toho Gas Co. Ltd.	164,101	4,274,482
Tohoku Electric Power Co., Inc.	1,319,772	10,676,985
Tokio Marine Holdings, Inc.	920,480	34,101,613
Tokyo Electric Power Co. Holdings, Inc. *	4,938,975	17,633,441
Tokyo Electron Ltd.	140,234	21,765,519
Tokyo Gas Co. Ltd.	677,856	20,355,765
Tokyu Corp.	441,532	5,144,861
Tokyu Fudosan Holdings Corp.	672,543	4,396,596
TOPPAN Holdings, Inc.	393,785	10,506,352
Toray Industries, Inc.	2,962,101	18,821,673
Tosoh Corp.	632,663	8,677,869
TOTO Ltd.	181,492	4,871,287
Toyo Seikan Group Holdings Ltd.	301,007	4,756,065
Toyo Suisan Kaisha Ltd.	63,913	4,470,527
Toyoda Gosei Co. Ltd.	87,014	1,428,748
Toyota Industries Corp.	136,719	10,150,260
Toyota Motor Corp.	9,736,656	165,416,505
Toyota Tsusho Corp.	1,023,351	17,382,351
Tsuruha Holdings, Inc.	62,879	3,471,251
UBE Corp.	272,984	4,361,455
Unicharm Corp.	153,538	3,977,870
West Japan Railway Co.	416,193	7,802,320
Yakult Honsha Co. Ltd.	153,924	3,131,057
Yamada Holdings Co. Ltd.	2,169,656	6,600,631
Yamaha Corp.	528,102	3,869,736
Yamaha Motor Co. Ltd.	1,349,961	11,689,745
Yamato Holdings Co. Ltd.	715,455	8,229,507
Yamazaki Baking Co. Ltd.	188,136	3,531,974
Yaskawa Electric Corp.	114,571	2,989,671
Yokogawa Electric Corp.	176,122	3,908,610
Yokohama Rubber Co. Ltd.	200,577	4,048,000
		3,531,175,320

Jersey 1.0%
Amcor PLC	526,784	5,665,794
Aptiv PLC *	90,646	5,033,572
Experian PLC	216,425	10,318,515
Glencore PLC *	22,113,026	106,791,656
Man Group PLC	1,062,496	2,836,020
WPP PLC	1,025,736	11,201,923
		141,847,480

Luxembourg 0.4%
Aperam SA	109,268	3,134,506
ArcelorMittal SA	1,514,990	38,147,173
B&M European Value Retail SA	748,387	3,299,842
Eurofins Scientific SE	66,274	3,275,236
Millicom International Cellular SA *	89,774	2,228,191
SES SA, Class A	860,362	2,962,410
Subsea 7 SA	127,866	2,016,060
Tenaris SA	287,447	5,513,406
		60,576,824

Mauritius 0.0%
Golden Agri-Resources Ltd.	12,817,407	2,581,360

SECURITY	NUMBER OF SHARES	VALUE ($)
Netherlands 2.9%
Aalberts NV	87,351	3,356,425
ABN AMRO Bank NV, GDR	671,043	10,429,343
Aegon Ltd.	1,354,640	8,730,567
AerCap Holdings NV	42,734	4,246,050
Airbus SE	129,779	20,226,438
Akzo Nobel NV	283,423	16,554,138
ASM International NV	2,696	1,456,220
ASML Holding NV	48,798	33,934,244
ASR Nederland NV	137,396	6,573,832
EXOR NV	115,947	11,468,685
Ferrari NV	12,629	5,491,565
Ferrovial SE	108,622	4,476,632
Heineken Holding NV	110,088	6,976,500
Heineken NV	133,887	9,907,290
IMCD NV	9,051	1,358,429
ING Groep NV, Series N	2,540,003	39,323,782
Iveco Group NV	331,498	3,315,715
Koninklijke Ahold Delhaize NV	1,715,546	59,160,507
Koninklijke KPN NV	2,806,445	10,881,462
Koninklijke Philips NV *	793,743	21,621,090
NN Group NV	384,867	17,873,659
NXP Semiconductors NV	35,458	8,133,001
Prosus NV *	180,110	7,333,454
Randstad NV	224,880	9,883,139
SBM Offshore NV	112,751	2,038,781
Signify NV	215,105	4,811,969
Stellantis NV	3,445,074	45,614,601
STMicroelectronics NV (c)	150,052	3,846,431
STMicroelectronics NV (c)	140,548	3,604,290
Universal Music Group NV	76,881	1,852,212
Wolters Kluwer NV	53,285	8,889,369
		393,369,820

New Zealand 0.0%
Fletcher Building Ltd. *	1,962,159	3,609,825
Spark New Zealand Ltd.	1,513,132	2,622,623
		6,232,448

Norway 0.7%
Aker BP ASA	244,230	5,001,802
DNB Bank ASA	658,272	13,737,384
Equinor ASA	1,294,799	31,296,076
Mowi ASA	335,054	6,073,843
Norsk Hydro ASA	1,950,025	12,047,917
Orkla ASA	637,125	5,872,863
Telenor ASA	938,665	11,038,373
Yara International ASA	334,977	9,411,688
		94,479,946

Poland 0.2%
Bank Polska Kasa Opieki SA	45,186	1,508,109
KGHM Polska Miedz SA	172,828	5,411,041
ORLEN SA	906,586	11,380,422
PGE Polska Grupa Energetyczna SA *	2,647,543	4,382,661
Powszechna Kasa Oszczednosci Bank Polski SA	324,701	4,465,852
Powszechny Zaklad Ubezpieczen SA	521,899	5,675,676
		32,823,761

Schwab Fundamental International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Portugal 0.2%
EDP SA	3,149,503	11,383,305
Galp Energia SGPS SA	497,317	8,160,014
Jeronimo Martins SGPS SA	210,837	4,106,332
		23,649,651

Republic of Korea 5.3%
BNK Financial Group, Inc.	689,894	5,222,236
CJ CheilJedang Corp.	19,270	3,639,758
CJ Corp.	73,925	5,087,129
Coway Co. Ltd.	43,022	2,032,293
DB Insurance Co. Ltd.	61,907	4,845,880
DL E&C Co. Ltd.	175,012	4,227,737
Doosan Enerbility Co. Ltd. *	303,827	4,606,244
E-MART, Inc.	122,199	5,632,340
GS Engineering & Construction Corp. *	309,193	4,317,465
GS Holdings Corp.	282,259	8,457,350
Hana Financial Group, Inc.	378,917	16,948,798
Hankook Tire & Technology Co. Ltd.	135,479	3,656,345
Hanwha Corp.	215,152	4,611,336
Hanwha Solutions Corp.	155,607	1,809,215
HD Hyundai Co. Ltd.	99,049	5,523,825
HMM Co. Ltd.	572,874	7,375,232
Hyundai Engineering & Construction Co. Ltd.	209,178	4,115,936
Hyundai Glovis Co. Ltd.	77,263	6,812,192
Hyundai Marine & Fire Insurance Co. Ltd.	73,183	1,395,411
Hyundai Mobis Co. Ltd.	123,201	21,150,955
Hyundai Motor Co.	181,754	28,467,258
Hyundai Steel Co.	390,507	5,864,393
Industrial Bank of Korea	400,291	4,269,618
KB Financial Group, Inc.	378,791	26,120,708
Kia Corp.	354,157	23,584,234
Korea Electric Power Corp.	926,072	15,865,468
Korea Gas Corp. *	179,774	5,753,850
Korea Zinc Co. Ltd.	12,462	10,540,956
Korean Air Lines Co. Ltd.	298,355	5,549,846
KT Corp.	151,228	5,290,080
KT&G Corp.	104,518	9,125,331
Kumho Petrochemical Co. Ltd.	35,540	2,517,008
LG Chem Ltd.	50,517	10,284,096
LG Corp.	67,244	3,610,319
LG Display Co. Ltd. *	1,137,038	7,726,691
LG Electronics, Inc.	287,847	18,508,208
LG H&H Co. Ltd.	16,054	3,573,182
LG Innotek Co. Ltd.	22,713	2,635,916
LG Uplus Corp.	899,313	7,471,444
Lotte Chemical Corp.	79,410	3,671,514
Lotte Shopping Co. Ltd.	30,158	1,236,542
NAVER Corp.	42,707	6,321,634
POSCO Holdings, Inc.	156,706	31,733,232
Posco International Corp.	80,408	2,720,517
Samsung C&T Corp.	91,202	7,779,677
Samsung Electro-Mechanics Co. Ltd.	63,708	4,932,055
Samsung Electronics Co. Ltd.	5,039,503	195,793,027
Samsung Fire & Marine Insurance Co. Ltd.	37,184	10,461,790
Samsung Life Insurance Co. Ltd.	86,278	6,623,686
Samsung SDI Co. Ltd.	24,619	4,491,262
Samsung SDS Co. Ltd.	44,595	4,689,500
Shinhan Financial Group Co. Ltd.	585,955	22,261,292
SK Hynix, Inc.	444,215	50,915,722
SK Innovation Co. Ltd. *	133,470	10,964,239
SK Telecom Co. Ltd.	114,392	5,034,708
SK, Inc.	146,959	14,389,878
SECURITY	NUMBER OF SHARES	VALUE ($)
S-Oil Corp.	81,188	3,334,699
Woori Financial Group, Inc.	967,021	11,583,041
		717,164,298

Singapore 0.8%
ComfortDelGro Corp. Ltd.	3,266,745	3,557,564
DBS Group Holdings Ltd.	884,099	27,980,696
Jardine Cycle & Carriage Ltd.	71,289	1,502,192
Olam Group Ltd.	3,092,379	2,860,217
Oversea-Chinese Banking Corp. Ltd.	1,719,287	20,877,927
Singapore Airlines Ltd.	958,145	4,509,674
Singapore Telecommunications Ltd.	5,716,589	13,218,533
United Overseas Bank Ltd.	666,917	18,087,571
Venture Corp. Ltd.	306,576	2,943,075
Wilmar International Ltd.	3,705,951	8,514,026
		104,051,475

Spain 2.9%
Acciona SA	23,654	3,005,499
Acerinox SA	324,192	3,256,335
ACS Actividades de Construccion y Servicios SA	264,840	12,296,672
Aena SME SA	23,427	5,067,491
Amadeus IT Group SA	100,657	7,061,374
Banco Bilbao Vizcaya Argentaria SA	5,214,290	49,213,548
Banco de Sabadell SA	4,880,664	9,204,180
Banco Santander SA	20,564,627	95,037,469
CaixaBank SA	972,794	5,287,337
Cellnex Telecom SA *	31,790	1,140,933
Enagas SA	199,130	2,729,969
Endesa SA	344,931	7,555,919
Grifols SA *	313,511	2,853,020
Iberdrola SA	4,267,679	60,806,504
Industria de Diseno Textil SA	395,997	21,824,400
International Consolidated Airlines Group SA	1,166,621	3,867,231
Mapfre SA (a)	734,284	1,907,856
Naturgy Energy Group SA	61,475	1,514,166
Redeia Corp. SA	274,573	4,901,070
Repsol SA	2,368,135	29,576,988
Telefonica SA	12,935,964	58,559,492
		386,667,453

Sweden 2.0%
Alfa Laval AB	107,770	4,582,681
Assa Abloy AB, B Shares	386,023	11,839,993
Atlas Copco AB, A Shares	661,890	10,556,803
Atlas Copco AB, B Shares	382,208	5,394,181
Boliden AB	342,911	10,219,322
Electrolux AB, B Shares *	486,254	3,630,366
Epiroc AB, A Shares	204,683	3,725,735
Epiroc AB, B Shares	122,698	2,021,584
Essity AB, B Shares	451,351	12,409,326
H & M Hennes & Mauritz AB, B Shares (a)	612,931	8,490,437
Hexagon AB, B Shares	548,965	4,672,727
Husqvarna AB, B Shares	235,316	1,360,752
Investor AB, A Shares	168,167	4,578,875
Investor AB, B Shares	455,365	12,480,067
Sandvik AB	597,296	11,033,635
Securitas AB, B Shares	644,691	8,145,100
Skandinaviska Enskilda Banken AB, A Shares	764,370	10,605,701
Skanska AB, B Shares	531,179	11,067,395
SKF AB, B Shares	410,777	7,881,579
SSAB AB, A Shares	444,048	2,041,535

Schwab Fundamental International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SSAB AB, B Shares	1,129,519	5,105,095
Svenska Cellulosa AB SCA, B Shares	307,268	3,987,588
Svenska Handelsbanken AB, A Shares	1,037,275	10,782,336
Svenska Handelsbanken AB, B Shares (a)	26,114	348,462
Swedbank AB, A Shares	683,750	13,388,383
Tele2 AB, B Shares	587,749	6,160,710
Telefonaktiebolaget LM Ericsson, B Shares	3,168,181	25,731,125
Telia Co. AB	4,211,949	12,324,720
Trelleborg AB, B Shares	114,882	3,794,030
Volvo AB, A Shares	179,872	4,497,274
Volvo AB, B Shares	1,259,041	31,317,908
Volvo Car AB, B Shares *(a)	1,132,045	2,473,240
		266,648,665

Switzerland 5.0%
ABB Ltd.	527,140	30,084,676
Adecco Group AG	340,456	9,081,403
Alcon AG	112,693	10,025,967
Baloise Holding AG	25,934	4,927,754
Barry Callebaut AG	2,189	3,339,405
Chocoladefabriken Lindt & Spruengli AG	24	2,724,177
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	248	2,865,653
Cie Financiere Richemont SA, Class A	146,076	20,344,523
Coca-Cola HBC AG *	124,840	4,449,328
DKSH Holding AG	21,183	1,574,900
Galenica AG	17,877	1,555,360
Garmin Ltd.	20,733	4,407,836
Geberit AG	12,398	7,464,131
Georg Fischer AG	25,639	1,987,677
Givaudan SA	1,770	7,797,242
Holcim AG *	396,933	40,432,199
Julius Baer Group Ltd.	93,420	6,182,050
Kuehne & Nagel International AG	25,395	6,070,587
Logitech International SA	62,212	5,048,987
Lonza Group AG	14,664	8,761,782
Nestle SA	1,107,954	96,181,977
Novartis AG	755,151	79,946,576
Partners Group Holding AG	4,266	6,198,048
Roche Holding AG	417,395	121,049,288
Roche Holding AG, Bearer Shares	18,416	5,660,673
Sandoz Group AG	200,924	9,154,471
Schindler Holding AG	7,852	2,223,693
Schindler Holding AG, Participation Certificates	16,940	4,891,641
SGS SA	66,925	6,645,402
Sika AG	32,011	8,287,978
Sonova Holding AG	13,700	4,677,594
Swatch Group AG	56,922	2,022,314
Swatch Group AG, Bearer Shares	25,715	4,668,688
Swiss Life Holding AG	15,503	12,701,550
Swiss Prime Site AG	15,197	1,679,260
Swiss Re AG	145,100	21,435,602
Swisscom AG	19,272	11,123,510
UBS Group AG	1,499,167	48,463,424
Zurich Insurance Group AG	76,620	48,581,081
		674,718,407

United Kingdom 13.8%
3i Group PLC	280,520	13,224,625
abrdn PLC	3,196,496	5,724,636
SECURITY	NUMBER OF SHARES	VALUE ($)
Admiral Group PLC	127,730	4,161,062
Anglo American PLC	1,688,355	54,089,525
Anglogold Ashanti PLC (a)	101,295	2,526,297
Antofagasta PLC	228,631	4,947,490
ARM Holdings PLC, ADR *	15,295	2,053,966
Ashtead Group PLC	185,930	14,864,928
Associated British Foods PLC	297,160	8,301,962
AstraZeneca PLC	319,011	43,029,430
Aviva PLC	2,663,994	16,378,421
BAE Systems PLC	1,419,703	22,141,384
Balfour Beatty PLC	745,044	4,265,235
Barclays PLC	17,359,677	58,207,524
Barratt Redrow PLC	1,764,561	9,592,651
Bellway PLC	170,981	5,450,522
Berkeley Group Holdings PLC	86,863	4,579,692
BP PLC	22,534,588	110,173,731
British American Tobacco PLC	2,613,883	99,272,609
BT Group PLC	16,340,115	33,085,186
Bunzl PLC	198,238	8,965,108
Burberry Group PLC	415,814	4,747,171
Centrica PLC	4,576,803	7,411,299
CK Hutchison Holdings Ltd.	6,126,584	31,886,533
Coca-Cola Europacific Partners PLC	33,161	2,572,630
Compass Group PLC	718,254	24,567,131
Croda International PLC	63,055	2,765,039
Currys PLC *	7,032,842	7,119,989
Diageo PLC	760,176	22,730,369
Direct Line Insurance Group PLC	2,670,095	7,968,700
Dowlais Group PLC	3,230,541	2,430,858
DS Smith PLC	1,676,189	12,410,281
Firstgroup PLC	2,109,051	4,058,594
GSK PLC	2,448,702	41,550,849
Haleon PLC	3,441,220	16,371,745
Harbour Energy PLC	925,250	3,048,294
Hays PLC	3,684,938	3,679,079
HSBC Holdings PLC	11,719,800	109,146,318
IG Group Holdings PLC	156,100	1,899,785
Imperial Brands PLC	1,071,859	34,999,711
Inchcape PLC	465,788	4,558,707
Informa PLC	407,813	4,440,193
InterContinental Hotels Group PLC	17,024	2,120,559
International Distribution Services PLC	2,333,047	10,580,618
Intertek Group PLC	79,448	4,762,330
ITV PLC	4,997,184	4,614,489
J Sainsbury PLC	4,806,721	15,958,232
John Wood Group PLC *	2,647,239	1,779,965
Johnson Matthey PLC	459,611	7,939,124
Kingfisher PLC	4,734,524	14,894,099
Legal & General Group PLC	4,847,720	13,635,832
Lloyds Banking Group PLC	65,029,059	43,856,848
London Stock Exchange Group PLC	57,098	8,179,138
M&G PLC	4,409,830	11,109,338
Marks & Spencer Group PLC	2,570,069	12,501,610
Melrose Industries PLC	774,052	5,651,286
Mondi PLC	578,476	8,753,413
National Grid PLC (a)	2,777,276	35,039,347
NatWest Group PLC	4,670,429	23,905,680
Next PLC	53,749	6,886,422
Pearson PLC	553,058	8,667,552
Persimmon PLC	682,103	10,906,698
Phoenix Group Holdings PLC	546,288	3,569,008
Prudential PLC	1,309,920	10,685,803
Reckitt Benckiser Group PLC	283,641	17,521,366
RELX PLC	419,313	19,746,459
Rentokil Initial PLC	641,027	3,208,594
Rio Tinto PLC	1,311,110	82,266,111
RS Group PLC	143,994	1,307,704
Sage Group PLC	275,069	4,587,100

Schwab Fundamental International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Severn Trent PLC	143,708	4,926,342
Shell PLC	9,468,137	304,652,791
Smith & Nephew PLC	530,197	6,718,853
Smiths Group PLC	218,407	4,916,407
Spectris PLC	35,055	1,127,284
SSE PLC	816,570	18,386,424
St. James's Place PLC	165,917	1,902,217
Standard Chartered PLC	1,883,523	23,279,764
Tate & Lyle PLC	210,974	1,976,328
Taylor Wimpey PLC	4,906,575	8,169,819
Tesco PLC	11,622,164	54,125,904
Travis Perkins PLC	472,577	4,568,088
Unilever PLC	1,312,761	78,440,186
United Utilities Group PLC	425,391	6,053,062
Vodafone Group PLC	88,409,076	79,649,537
Whitbread PLC	39,018	1,413,424
		1,870,340,414

United States 0.2%
Autoliv, Inc.	33,518	3,322,304
Ferguson Enterprises, Inc.	94,133	20,256,367
Lululemon Athletica, Inc. *	13,287	4,260,609
		27,839,280
Total Common Stocks (Cost $11,095,068,178)		13,346,204,974

PREFERRED STOCKS 0.9% OF NET ASSETS

Germany 0.6%
Bayerische Motoren Werke AG	96,859	6,598,512
Dr. Ing hc F Porsche AG	21,211	1,323,573
FUCHS SE	80,238	3,600,070
Henkel AG & Co. KGaA	113,493	9,680,811
Volkswagen AG	644,701	54,964,950
		76,167,916

Italy 0.0%
Telecom Italia SpA - RSP *	24,760,053	6,966,780

Republic of Korea 0.3%
Hanwha Corp.	40,530	457,290
Hyundai Motor Co.	29,920	3,367,220
Hyundai Motor Co. 2nd	46,546	5,345,091
LG Chem Ltd.	8,490	1,156,302
Samsung Electronics Co. Ltd.	892,147	29,545,315
		39,871,218

Spain 0.0%
Grifols SA, B Shares *	229,539	1,612,221
Total Preferred Stocks (Cost $156,723,586)		124,618,135
SECURITY	NUMBER OF SHARES	VALUE ($)
WARRANTS 0.0% OF NET ASSETS

Canada 0.0%
Constellation Software, Inc.
expires 03/31/40 *(b)	1,396	6,920
Total Warrants (Cost $0)		6,920

SHORT-TERM INVESTMENTS 0.6% OF NET ASSETS

Money Market Funds 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59% (d)	16,257,734	16,257,734
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59% (d)(e)	61,558,516	61,558,516
		77,816,250
Total Short-Term Investments (Cost $77,816,250)		77,816,250
Total Investments in Securities (Cost $11,329,608,014)		13,548,646,279

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 12/20/24	851	99,213,835	(3,882,199)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $58,586,819.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	Security is traded on separate exchanges for the same issuer.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

Schwab Fundamental International Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$13,172,441,203	$—	$—	$13,172,441,203
Hong Kong	169,406,212	—	4,357,559	173,763,771
Preferred Stocks[1]	124,618,135	—	—	124,618,135
Warrants
Canada	—	—	6,920	6,920
Short-Term Investments[1]	77,816,250	—	—	77,816,250
Liabilities
Futures Contracts[2]	(3,882,199)	—	—	(3,882,199)
Total	$13,540,399,601	$—	$4,364,479	$13,544,764,080

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab Fundamental International Small Equity ETF

Portfolio Holdings as of November 30, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.1% OF NET ASSETS

Australia 5.2%
Accent Group Ltd.	51,626	83,070
ALS Ltd.	283,373	2,876,120
Amotiv Ltd.	115,873	785,049
AMP Ltd.	4,026,831	4,092,316
Ansell Ltd.	213,900	4,620,686
ARB Corp. Ltd.	37,689	1,042,499
ASX Ltd.	68,842	2,962,601
Austal Ltd. *	842,192	1,750,181
Bank of Queensland Ltd.	762,680	3,428,251
Bapcor Ltd.	514,555	1,511,783
Beach Energy Ltd.	2,656,341	2,128,483
Bega Cheese Ltd.	578,916	1,991,272
Bendigo & Adelaide Bank Ltd.	567,337	4,959,921
Breville Group Ltd.	62,696	1,371,519
Brickworks Ltd.	25,767	440,798
CAR Group Ltd.	70,738	1,912,414
Challenger Ltd.	437,794	1,773,950
Champion Iron Ltd.	434,261	1,621,013
Charter Hall Group	239,099	2,448,564
Charter Hall Retail REIT	123,849	276,737
Cleanaway Waste Management Ltd.	1,593,535	2,989,753
Cochlear Ltd.	13,711	2,717,482
Collins Foods Ltd.	139,307	779,556
Credit Corp. Group Ltd.	67,020	774,968
Cromwell Property Group	2,521,804	624,275
Deterra Royalties Ltd.	29,018	70,889
Dexus	671,518	3,184,712
Domino's Pizza Enterprises Ltd.	50,314	1,068,532
Eagers Automotive Ltd.	366,675	2,694,459
Elders Ltd.	293,718	1,490,559
Evolution Mining Ltd.	1,699,338	5,601,592
EVT Ltd.	71,376	531,006
FleetPartners Group Ltd. *	646,947	1,336,008
Flight Centre Travel Group Ltd.	70,070	799,281
G8 Education Ltd.	2,190,916	1,933,954
GPT Group	957,958	2,970,534
GrainCorp Ltd., Class A	591,338	3,008,624
Harvey Norman Holdings Ltd.	1,006,185	3,120,082
Healius Ltd. *	1,990,561	1,789,517
Helia Group Ltd.	395,198	1,150,809
HomeCo Daily Needs REIT	187,689	152,838
IDP Education Ltd.	46,018	383,124
IGO Ltd.	342,785	1,083,041
Iluka Resources Ltd.	408,055	1,483,317
Inghams Group Ltd.	466,190	941,469
Insignia Financial Ltd.	912,779	1,867,138
IPH Ltd.	93,572	307,835
IRESS Ltd. *	186,639	1,129,534
Johns Lyng Group Ltd.	31,736	86,419
Lottery Corp. Ltd.	646,655	2,182,145
Lynas Rare Earths Ltd. *	204,327	915,789
Magellan Financial Group Ltd.	323,911	2,306,360
McMillan Shakespeare Ltd.	41,935	411,964
Monadelphous Group Ltd.	155,076	1,289,070
Myer Holdings Ltd.	156,744	108,238
SECURITY	NUMBER OF SHARES	VALUE ($)
National Storage REIT	202,268	329,419
New Hope Corp. Ltd.	354,963	1,086,831
nib holdings Ltd.	446,347	1,651,589
Nickel Industries Ltd.	953,493	559,038
Nine Entertainment Co. Holdings Ltd.	2,195,288	1,794,801
NRW Holdings Ltd.	1,071,342	2,721,911
Nufarm Ltd.	714,568	1,768,920
oOh!media Ltd.	875,157	715,502
Orora Ltd.	2,037,273	3,225,052
Perenti Ltd.	2,714,186	2,192,514
Perpetual Ltd.	89,946	1,270,347
Perseus Mining Ltd.	785,180	1,350,375
Pilbara Minerals Ltd. *(a)	60,912	94,838
Platinum Asset Management Ltd.	625,595	429,959
Premier Investments Ltd.	69,127	1,562,188
Qantas Airways Ltd. *	702,758	4,015,009
Qube Holdings Ltd.	1,143,554	2,964,974
Ramelius Resources Ltd.	886,775	1,213,148
REA Group Ltd.	7,824	1,282,035
Reece Ltd.	133,611	2,240,433
Region RE Ltd.	691,171	986,077
Regis Resources Ltd. *	1,528,860	2,549,699
Reliance Worldwide Corp. Ltd.	639,124	2,273,311
Resolute Mining Ltd. *	501,977	142,251
Ridley Corp. Ltd.	240,143	436,471
Sandfire Resources Ltd. *	356,469	2,408,140
SEEK Ltd.	142,545	2,425,528
SGH Ltd.	125,736	4,055,400
Sigma Healthcare Ltd.	2,468,440	4,647,309
SmartGroup Corp. Ltd.	73,085	371,844
Star Entertainment Group Ltd. *(a)	6,715,465	853,084
Steadfast Group Ltd.	287,931	1,089,797
Super Retail Group Ltd.	266,216	2,554,571
Tabcorp Holdings Ltd.	2,590,551	902,874
TPG Telecom Ltd.	546,887	1,603,213
Ventia Services Group Pty. Ltd.	358,239	1,061,855
Vicinity Ltd.	3,133,194	4,408,818
Washington H Soul Pattinson & Co. Ltd.	43,559	987,503
Waypoint REIT Ltd.	200,375	327,641
West African Resources Ltd. *	226,048	223,097
Westgold Resources Ltd.	526,574	977,655
Yancoal Australia Ltd.	211,438	851,241
		163,968,362

Austria 0.6%
ANDRITZ AG	74,002	4,134,714
AT&S Austria Technologie & Systemtechnik AG *(a)	53,013	739,099
EVN AG	40,154	1,039,061
Kontron AG	41,955	759,523
Lenzing AG *	40,522	1,256,161
Mayr Melnhof Karton AG (a)	20,385	1,530,829
Oesterreichische Post AG	42,748	1,300,333
Palfinger AG	17,870	366,161
Schoeller-Bleckmann Oilfield Equipment AG	2,873	88,758
Strabag SE	24,109	982,908
Telekom Austria AG	111,305	922,849
UNIQA Insurance Group AG	158,210	1,203,131

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Verbund AG	20,334	1,621,497
Vienna Insurance Group AG Wiener Versicherung Gruppe	51,684	1,585,801
		17,530,825

Belgium 1.0%
Ackermans & van Haaren NV	21,794	4,325,239
Aedifica SA	13,814	846,970
Azelis Group NV	48,662	946,729
Barco NV	79,067	844,292
Bekaert SA	82,842	2,868,176
bpost SA	643,712	1,289,069
Cofinimmo SA	22,316	1,338,786
Colruyt Group NV	38,299	1,735,366
Deme Group NV	3,779	580,347
D'ieteren Group	11,985	2,554,498
Elia Group SA	23,245	2,176,480
Fagron	42,939	847,179
KBC Ancora	22,801	1,136,690
Lotus Bakeries NV	42	504,822
Melexis NV	12,736	762,715
Ontex Group NV *	218,824	1,842,042
Recticel SA	35,116	405,018
Sofina SA	6,161	1,428,992
Solvay SA	89,545	3,093,629
Tessenderlo Group SA	19,882	466,186
Titan Cement International SA	20,030	819,783
Warehouses De Pauw CVA	40,409	892,866
		31,705,874

Bermuda 0.0%
Conduit Holdings Ltd.	15,925	97,766

Cambodia 0.0%
NagaCorp Ltd. *	864,447	341,044

Canada 8.3%
ADENTRA, Inc.	36,546	1,075,381
Advantage Energy Ltd. *	139,218	894,877
Aecon Group, Inc.	186,928	3,842,294
Ag Growth International, Inc.	9,493	357,712
Air Canada *	164,387	2,930,471
Alamos Gold, Inc., Class A	142,504	2,708,304
Algoma Steel Group, Inc.	383,590	4,114,932
Allied Properties Real Estate Investment Trust	140,016	1,817,013
Altus Group Ltd.	11,363	483,038
Aritzia, Inc. *	41,517	1,382,961
Artis Real Estate Investment Trust	212,065	1,178,349
Athabasca Oil Corp. *	154,959	568,860
ATS Corp. *	31,872	1,043,924
AutoCanada, Inc. *	42,134	565,438
Badger Infrastructure Solution	31,654	855,245
Bausch & Lomb Corp. *	25,010	496,574
Baytex Energy Corp.	738,853	2,100,228
Birchcliff Energy Ltd. (a)	428,247	1,617,989
Bird Construction, Inc.	20,961	461,841
BlackBerry Ltd. *	96,310	253,131
Boardwalk Real Estate Investment Trust	17,239	879,095
Bombardier, Inc., Class B *	59,168	4,089,339
Boralex, Inc., Class A	51,538	1,109,421
Boyd Group Services, Inc.	10,274	1,585,402
Brookfield Business Corp., Class A	32,279	902,793
Brookfield Infrastructure Corp., Class A	57,233	2,567,851
Brookfield Renewable Corp., Class A	77,361	2,465,341
SECURITY	NUMBER OF SHARES	VALUE ($)
Brookfield Wealth Solutions Ltd. *	17,411	1,070,662
BRP, Inc.	31,221	1,524,982
CAE, Inc. *	193,333	4,544,220
Cameco Corp.	60,646	3,631,873
Canaccord Genuity Group, Inc.	190,207	1,478,022
Canada Goose Holdings, Inc. *	23,756	226,336
Canadian Apartment Properties REIT	88,517	2,898,621
Canadian Solar, Inc. *(a)	95,398	1,183,889
Canadian Utilities Ltd., Class A	82,198	2,109,914
Canadian Western Bank	95,237	4,095,432
Canfor Corp. *	300,977	3,811,250
Capital Power Corp.	124,809	5,551,623
Capstone Copper Corp. *	123,165	851,507
Cardinal Energy Ltd.	83,849	392,850
Cargojet, Inc.	6,061	523,355
Cascades, Inc.	391,677	3,390,440
Celestica, Inc. *	134,590	11,570,616
Centerra Gold, Inc.	550,326	3,321,255
CES Energy Solutions Corp.	345,990	2,387,075
Chartwell Retirement Residences	172,752	1,992,604
Chemtrade Logistics Income Fund	224,077	1,891,647
China Gold International Resources Corp. Ltd. *	106,126	533,934
Choice Properties Real Estate Investment Trust	142,571	1,423,521
Chorus Aviation, Inc. *	207,313	500,459
CI Financial Corp.	196,975	4,368,156
Cineplex, Inc. *	55,906	435,621
Cogeco Communications, Inc.	52,729	2,636,168
Cogeco, Inc.	15,387	674,758
Colliers International Group, Inc.	11,628	1,782,631
Crombie Real Estate Investment Trust	130,454	1,339,805
CT Real Estate Investment Trust	29,409	323,254
Curaleaf Holdings, Inc. *(a)	85,849	164,935
Definity Financial Corp.	29,025	1,213,322
Descartes Systems Group, Inc. *	11,086	1,307,216
Doman Building Materials Group Ltd.	105,774	738,828
Dream Industrial Real Estate Investment Trust	77,847	706,664
Dundee Precious Metals, Inc.	171,941	1,611,160
Eldorado Gold Corp. *	126,230	2,016,759
Element Fleet Management Corp.	198,211	4,204,454
Enerflex Ltd.	301,950	2,758,233
Enghouse Systems Ltd.	35,770	745,214
Ensign Energy Services, Inc. *	323,830	682,283
EQB, Inc.	12,505	1,004,758
Equinox Gold Corp. *	212,376	1,207,380
ERO Copper Corp. *	41,382	632,190
Exchange Income Corp.	37,121	1,505,626
Fiera Capital Corp.	155,031	1,077,350
First Capital Real Estate Investment Trust	215,702	2,763,771
First Majestic Silver Corp.	21,279	131,916
FirstService Corp.	12,578	2,453,525
Fortuna Mining Corp. *	242,007	1,166,694
GFL Environmental, Inc.	71,829	3,406,895
Gibson Energy, Inc.	244,586	4,124,326
goeasy Ltd.	7,511	933,571
Granite Real Estate Investment Trust	22,214	1,205,774
H&R Real Estate Investment Trust	432,481	3,067,197
Hudbay Minerals, Inc.	347,503	3,099,891
IAMGOLD Corp. *	619,872	3,417,785
IGM Financial, Inc.	103,815	3,507,830
Innergex Renewable Energy, Inc.	172,933	1,078,245
Interfor Corp. *	168,832	2,459,860
International Petroleum Corp. *(b)	30,879	350,960
International Petroleum Corp. *(b)	64,733	733,716
Kelt Exploration Ltd. *	70,974	341,146

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Killam Apartment Real Estate Investment Trust	66,160	876,526
Labrador Iron Ore Royalty Corp.	20,523	434,748
Lassonde Industries, Inc., Class A	3,468	445,169
Laurentian Bank of Canada	73,483	1,556,098
Leon's Furniture Ltd.	20,294	393,082
Major Drilling Group International, Inc. *	11,634	71,375
Maple Leaf Foods, Inc.	121,061	1,967,031
Martinrea International, Inc.	313,322	2,273,579
Mattr Corp. *	88,775	819,179
MDA Space Ltd. *	8,215	157,887
Mullen Group Ltd.	167,311	1,847,394
NFI Group, Inc. *	170,024	1,777,775
North American Construction Group Ltd.	1,881	38,395
North West Co., Inc.	80,485	2,963,255
NorthWest Healthcare Properties Real Estate Investment Trust	269,741	970,964
NuVista Energy Ltd. *	135,974	1,317,835
Obsidian Energy Ltd. *	132,828	759,885
OceanaGold Corp.	908,039	2,866,502
Pan American Silver Corp.	188,839	4,189,079
Paramount Resources Ltd., Class A	48,803	1,092,373
Parex Resources, Inc.	225,861	2,414,841
Pason Systems, Inc.	71,466	723,261
Peyto Exploration & Development Corp.	165,900	1,970,444
PrairieSky Royalty Ltd.	29,558	627,618
Precision Drilling Corp. *	26,828	1,700,330
Premium Brands Holdings Corp.	43,594	2,446,295
Quebecor, Inc., Class B	37,959	896,279
RB Global, Inc.	49,813	4,921,709
Richelieu Hardware Ltd.	50,583	1,484,091
RioCan Real Estate Investment Trust	158,196	2,147,846
Russel Metals, Inc.	77,229	2,535,046
Secure Energy Services, Inc.	272,530	3,085,098
Shopify, Inc., Class A *	52,737	6,095,744
Sienna Senior Living, Inc.	85,898	1,041,708
SmartCentres Real Estate Investment Trust	104,619	1,921,047
Spartan Delta Corp. *	58,998	149,165
Spin Master Corp.	21,015	489,597
SSR Mining, Inc. *	384,652	2,260,962
Stantec, Inc.	50,483	4,372,441
Stella-Jones, Inc.	55,491	2,835,286
Superior Plus Corp.	325,206	1,537,595
Tamarack Valley Energy Ltd.	218,591	696,294
Teekay Tankers Ltd., Class A	8,413	338,623
TELUS International CDA, Inc. *	133,370	514,372
TMX Group Ltd.	87,718	2,773,471
Torex Gold Resources, Inc. *	166,544	3,532,733
TransAlta Corp.	347,851	3,942,717
Transcontinental, Inc., Class A	294,697	3,588,604
Trican Well Service Ltd.	290,262	1,013,735
Wajax Corp.	30,145	510,903
Westshore Terminals Investment Corp.	21,578	373,876
Whitecap Resources, Inc.	112,357	820,921
Winpak Ltd.	31,396	1,087,979
		262,302,520

China 0.8%
AAC Technologies Holdings, Inc.	815,256	3,666,874
Alibaba Health Information Technology Ltd. *	1,344,860	630,818
Bosideng International Holdings Ltd.	1,368,189	712,090
Budweiser Brewing Co. APAC Ltd.	1,401,795	1,333,061
China Medical System Holdings Ltd.	1,123,809	1,130,806
China Water Affairs Group Ltd.	1,123,460	626,587
Chow Tai Fook Jewellery Group Ltd.	2,223,231	2,037,080
ESR Group Ltd. (c)	89,422	131,463
SECURITY	NUMBER OF SHARES	VALUE ($)
FIH Mobile Ltd. *	5,354,363	639,918
Health & Happiness H&H International Holdings Ltd.	286,565	353,900
Hopson Development Holdings Ltd. *	2,745,800	1,097,396
Jinchuan Group International Resources Co. Ltd.	11,245,154	765,905
JOYY, Inc., ADR *	56,677	2,201,901
Kerry Logistics Network Ltd.	738,430	696,529
Lee & Man Paper Manufacturing Ltd.	2,888,930	861,309
Nexteer Automotive Group Ltd.	1,693,158	624,472
Powerlong Real Estate Holdings Ltd. *(a)	14,301,611	1,065,975
Shangri-La Asia Ltd.	555,277	386,048
Theme International Holdings Ltd.	2,178,922	113,405
Towngas Smart Energy Co. Ltd. *	1,138,548	436,015
VSTECS Holdings Ltd.	3,247,950	2,107,825
Want Want China Holdings Ltd.	2,898,954	1,631,734
Xinyi Glass Holdings Ltd.	1,573,233	1,639,637
		24,890,748

Cyprus 0.0%
Frontline PLC (b)	36,379	588,612
Frontline PLC (b)	11,623	190,199
		778,811

Denmark 1.6%
Alm Brand AS	747,756	1,447,645
Ambu AS, Class B *	2,945	46,296
D/S Norden AS	59,132	1,782,083
Demant AS *	45,556	1,736,818
Dfds AS	63,949	1,276,988
FLSmidth & Co. AS	57,957	3,161,739
Genmab AS *	12,721	2,749,221
GN Store Nord AS *	114,071	2,180,935
H Lundbeck AS	348,231	2,169,971
H Lundbeck AS, Class A	11,217	57,507
ISS AS	252,844	4,583,491
Jyske Bank AS	35,720	2,513,199
Matas AS	27,899	493,893
Netcompany Group AS *	10,076	501,731
NKT AS *	21,621	1,667,276
Novonesis (Novozymes) B, Class B	77,276	4,527,557
Per Aarsleff Holding AS	36,482	2,381,844
Ringkjoebing Landbobank AS	5,998	976,873
Rockwool AS, B Shares	4,220	1,538,349
Royal Unibrew AS	34,600	2,604,433
Scandinavian Tobacco Group AS, A Shares	146,748	1,974,375
Schouw & Co. AS	24,501	1,929,267
Solar AS, B Shares	8,894	387,325
Spar Nord Bank AS	54,397	1,072,378
Sydbank AS	41,866	2,078,773
Tryg AS	168,027	3,869,309
		49,709,276

Faeroe Islands 0.0%
Bakkafrost P	14,801	873,620

Finland 1.2%
Cargotec OYJ, B Shares	40,604	2,256,659
Finnair OYJ *	179,476	406,517
Fiskars OYJ Abp	20,280	311,443
Huhtamaki OYJ	56,537	2,039,844
Kalmar OYJ, B Shares *	37,580	1,267,763
Kemira OYJ	145,857	2,865,409
Kojamo OYJ *	110,549	1,128,504

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Konecranes OYJ	72,531	4,906,696
Mandatum OYJ	506,544	2,279,151
Metsa Board OYJ, B Shares	260,383	1,156,170
Metso OYJ	323,617	2,845,864
Nokian Renkaat OYJ	497,514	3,870,645
Orion OYJ, B Shares	81,423	3,845,876
Sanoma OYJ	100,850	775,450
Terveystalo OYJ	68,394	729,601
TietoEVRY OYJ	170,735	3,047,583
Tokmanni Group Corp.	81,039	1,011,714
Valmet OYJ	87,581	2,052,644
YIT OYJ *	436,690	1,094,965
		37,892,498

France 3.3%
Aeroports de Paris SA	22,034	2,548,319
Air France-KLM *(a)	282,653	2,207,392
Altarea SCA	3,246	330,500
Alten SA	25,815	2,057,206
Amundi SA	62,863	4,093,309
Beneteau SACA	65,300	547,621
BioMerieux	24,839	2,593,326
Carmila SA	58,584	1,020,961
Chargeurs SA *	5,991	62,011
Cie de L'Odet SE	694	1,121,495
Clariane SE *(a)	776,807	1,535,088
Coface SA	126,706	1,959,226
Constellium SE *	88,629	1,086,592
Covivio SA	55,623	3,054,950
Criteo SA, ADR *	38,829	1,583,447
Dassault Aviation SA	9,661	1,922,425
Derichebourg SA	364,466	1,759,218
Edenred SE	48,575	1,605,844
Elior Group SA *	425,724	1,190,673
Emeis SA *(a)	109,821	677,863
Eramet SA	16,727	894,837
Eutelsat Communications SACA *(a)	645,306	1,984,739
Fnac Darty SA	59,213	1,660,458
Gaztransport Et Technigaz SA	10,876	1,581,792
Gecina SA	32,093	3,232,045
Getlink SE	126,817	2,071,447
ICADE	79,597	1,871,407
ID Logistics Group SACA *	994	407,347
Imerys SA	87,794	2,624,204
Ipsen SA	22,352	2,582,736
IPSOS SA	48,438	2,261,282
JCDecaux SE *	115,695	1,721,757
La Francaise des Jeux SACA	52,480	2,073,059
LISI SA	13,416	295,444
Mercialys SA	133,245	1,474,886
Mersen SA	21,803	455,501
Metropole Television SA	146,136	1,679,316
Nexans SA	35,597	4,037,979
Nexity SA *	278,113	3,425,044
Opmobility	231,654	2,129,879
Quadient SA	95,395	1,728,977
Remy Cointreau SA	13,120	808,576
Sartorius Stedim Biotech	6,237	1,188,060
SEB SA	17,584	1,667,786
SMCP SA *	95,961	296,461
Societe BIC SA	40,830	2,721,166
Societe LDC SADIR	6,791	473,395
SOITEC *	8,152	672,883
Sopra Steria Group	17,612	3,326,002
SPIE SA	125,788	3,959,149
Television Francaise 1 SA	310,594	2,373,438
Trigano SA	12,457	1,567,009
Ubisoft Entertainment SA *	146,970	1,933,387
SECURITY	NUMBER OF SHARES	VALUE ($)
Vallourec SACA *	130,203	2,282,840
Verallia SA	75,955	2,018,428
Vicat SACA	55,187	2,086,729
Virbac SACA	2,909	995,486
Viridien *	22,548	953,442
Worldline SA *	262,159	1,841,889
		104,317,728

Germany 3.2%
1&1 AG	127,226	1,599,076
AIXTRON SE	31,224	450,820
Auto1 Group SE *	200,419	2,775,159
BayWa AG *(a)	50,831	486,411
Bechtle AG	82,472	2,709,026
Bilfinger SE	53,450	2,461,391
BRANICKS Group AG *(a)	97,222	245,933
CANCOM SE (a)	57,159	1,422,349
Carl Zeiss Meditec AG, Bearer Shares	16,519	986,649
Ceconomy AG *	975,663	3,307,891
Cewe Stiftung & Co. KGaA	3,805	389,024
CompuGroup Medical SE & Co. KGaA	26,319	442,268
CTS Eventim AG & Co. KGaA	12,899	1,138,279
Delivery Hero SE *	49,379	2,020,451
Deutsche Pfandbriefbank AG *(a)	325,708	1,735,545
Deutsche Wohnen SE	18,553	484,993
Deutz AG	369,195	1,566,015
Duerr AG	91,988	2,123,869
DWS Group GmbH & Co. KGaA	41,501	1,727,912
Evotec SE *	79,806	744,291
Fielmann Group AG	20,349	839,287
Fraport AG Frankfurt Airport Services Worldwide *	36,897	2,024,524
Gerresheimer AG	24,327	1,919,356
Grenke AG	36,880	604,545
Heidelberger Druckmaschinen AG *	352,344	340,513
Hella GmbH & Co. KGaA	4,170	380,096
HelloFresh SE *	410,534	5,012,487
Hensoldt AG	19,671	764,576
HOCHTIEF AG	25,631	3,189,019
Hornbach Holding AG & Co. KGaA	38,246	3,263,952
Hugo Boss AG	63,825	2,161,903
Indus Holding AG	38,540	881,284
Jenoptik AG	43,588	964,029
JOST Werke SE	14,385	631,288
Kloeckner & Co. SE	377,555	1,874,237
Knorr-Bremse AG	28,399	2,164,142
Krones AG	15,853	1,975,786
LEG Immobilien SE	44,272	4,102,732
METRO AG	423,343	1,962,923
Mutares SE & Co. KGaA (a)	24,794	645,520
Nemetschek SE	8,864	919,364
Nordex SE *	83,133	1,049,271
Norma Group SE	57,153	816,135
ProSiebenSat.1 Media SE	246,983	1,203,624
Rational AG	1,430	1,336,674
SAF-Holland SE	78,220	1,120,273
Salzgitter AG	89,095	1,543,276
Sartorius AG	431	81,758
Schaeffler AG *	464,686	2,190,447
Scout24 SE	27,760	2,493,677
Siltronic AG	31,978	1,602,294
Sixt SE	24,246	1,784,922
Stabilus SE	31,439	1,084,172
Stroeer SE & Co. KGaA	28,757	1,482,210
Suedzucker AG (a)	128,043	1,478,163
TAG Immobilien AG *	194,118	3,223,032
Takkt AG	30,289	259,769
Talanx AG	53,652	4,544,715

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
TeamViewer SE *	51,812	632,061
Traton SE (a)	61,849	1,874,826
TUI AG *	179,544	1,424,155
United Internet AG	99,882	1,655,223
Verbio SE	3,752	45,573
Wacker Chemie AG	28,045	2,095,992
Wacker Neuson SE	26,886	386,199
Wuestenrot & Wuerttembergische AG	62,846	791,225
		101,638,581

Gibraltar 0.0%
Evoke PLC *	319,238	248,330

Guernsey 0.0%
Burford Capital Ltd.	34,634	467,068
Sirius Real Estate Ltd.	745,176	820,711
		1,287,779

Hong Kong 2.2%
ASMPT Ltd.	356,971	3,543,768
Bank of East Asia Ltd.	947,199	1,190,458
Brightoil Petroleum Holdings Ltd. *(c)	2,380,161	0
Cafe de Coral Holdings Ltd.	492,567	498,166
Cathay Pacific Airways Ltd.	1,401,404	1,748,705
CITIC Telecom International Holdings Ltd.	1,516,468	444,326
CK Infrastructure Holdings Ltd.	180,486	1,243,203
Cowell e Holdings, Inc. *(a)	371,631	1,201,113
Dah Sing Financial Holdings Ltd.	188,157	604,497
DFI Retail Group Holdings Ltd.	515,976	1,315,739
Fortune Real Estate Investment Trust	1,537,176	790,164
Futu Holdings Ltd., ADR *	13,210	1,152,308
Giordano International Ltd.	402,154	85,273
Grand Pharmaceutical Group Ltd.	708,385	412,384
Hang Lung Group Ltd.	1,092,699	1,404,218
Hang Lung Properties Ltd.	2,266,296	1,837,722
Henderson Land Development Co. Ltd.	1,376,922	4,317,507
HK Electric Investments & HK Electric Investments Ltd.	1,146,524	769,108
HKBN Ltd.	3,391,443	2,118,140
Hongkong Land Holdings Ltd.	652,897	2,970,681
Hysan Development Co. Ltd.	778,444	1,252,465
Johnson Electric Holdings Ltd.	784,537	1,088,858
Kerry Properties Ltd.	1,925,631	3,860,393
Kingboard Laminates Holdings Ltd.	1,075,466	1,021,351
Luk Fook Holdings International Ltd.	802,370	1,511,620
Man Wah Holdings Ltd.	2,291,809	1,428,414
Melco International Development Ltd. *(a)	996,434	617,205
Melco Resorts & Entertainment Ltd., ADR *	191,596	1,230,046
MMG Ltd. *	3,950,269	1,340,184
Nine Dragons Paper Holdings Ltd. *	4,715,483	1,914,905
NWS Holdings Ltd.	1,406,619	1,420,800
PAX Global Technology Ltd.	790,142	525,980
PCCW Ltd.	3,633,525	1,979,830
Sands China Ltd. *	1,185,641	3,022,935
Sino Biopharmaceutical Ltd.	5,829,731	2,434,814
Sino Land Co. Ltd.	3,345,638	3,276,180
SJM Holdings Ltd. *	2,463,519	867,442
Skyworth Group Ltd.	2,849,871	1,098,703
Stella International Holdings Ltd.	470,500	859,791
Sun Art Retail Group Ltd.	3,036,488	1,010,660
Swire Properties Ltd.	884,246	1,761,322
Texhong International Group Ltd.	1,103,621	543,191
United Energy Group Ltd.	12,367,957	460,925
SECURITY	NUMBER OF SHARES	VALUE ($)
United Laboratories International Holdings Ltd.	960,659	1,306,137
Vitasoy International Holdings Ltd.	1,181,709	1,876,994
VTech Holdings Ltd.	319,123	2,179,693
Wharf Holdings Ltd.	1,036,334	2,843,358
Wynn Macau Ltd.	1,055,359	792,040
		71,173,716

Indonesia 0.1%
First Pacific Co. Ltd.	4,610,892	2,648,661

Iraq 0.0%
Gulf Keystone Petroleum Ltd.	228,686	430,775

Ireland 0.5%
AIB Group PLC	684,480	3,723,183
Alkermes PLC *	17,207	499,347
C&C Group PLC	414,827	780,354
Cairn Homes PLC (b)	676,077	1,467,420
Cairn Homes PLC (b)	378,487	822,640
Cimpress PLC *	7,205	578,561
Dalata Hotel Group PLC	154,721	719,849
Dole PLC	111,573	1,681,405
Glenveagh Properties PLC *	54,115	87,678
Grafton Group PLC	171,707	2,055,243
Greencore Group PLC *	694,903	1,748,848
Irish Continental Group PLC	72,618	421,845
Kenmare Resources PLC	36,256	165,899
Uniphar PLC	173,893	405,902
		15,158,174

Isle Of Man 0.1%
Playtech PLC *	196,863	1,824,124

Israel 2.0%
Alony Hetz Properties & Investments Ltd.	121,552	1,032,088
Ashtrom Group Ltd. *	49,493	866,892
Azrieli Group Ltd.	14,291	1,143,862
Bezeq The Israeli Telecommunication Corp. Ltd.	2,495,217	3,578,469
Cellcom Israel Ltd. *	244,331	1,312,498
Clal Insurance Enterprises Holdings Ltd. *	80,785	1,713,625
Danel Adir Yeoshua Ltd.	1,543	170,782
Delek Automotive Systems Ltd. *	171,173	1,208,119
Delek Group Ltd.	16,853	2,258,830
Delta Galil Ltd.	9,500	505,618
Elbit Systems Ltd.	12,430	3,015,488
Elco Ltd.	13,943	506,997
Electra Ltd.	1,064	566,087
Equital Ltd. *	18,095	723,671
Fattal Holdings 1998 Ltd. *	381	55,248
FIBI Holdings Ltd.	32,493	1,598,888
First International Bank of Israel Ltd.	38,772	1,825,744
Formula Systems 1985 Ltd.	13,596	1,186,212
Fox Wizel Ltd.	6,411	501,503
G City Ltd.	316,434	1,360,382
Harel Insurance Investments & Financial Services Ltd.	184,493	2,222,654
Isracard Ltd.	226,273	914,888
Israel Corp. Ltd.	9,922	2,308,806
Melisron Ltd.	5,707	505,454

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Migdal Insurance & Financial Holdings Ltd.	129,284	230,038
Mivne Real Estate KD Ltd.	334,127	998,066
Mizrahi Tefahot Bank Ltd.	93,259	4,019,552
Nice Ltd. *	17,584	3,161,169
Nova Ltd. *	776	139,057
Oil Refineries Ltd.	8,719,334	2,211,221
Partner Communications Co. Ltd. *	191,659	1,130,771
Paz Retail & Energy Ltd.	18,516	2,210,318
Phoenix Financial Ltd.	190,822	2,382,880
Plus500 Ltd.	144,907	4,726,163
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	11,011	737,469
Shikun & Binui Ltd. *	388,357	1,269,012
Shufersal Ltd.	489,609	4,904,642
Strauss Group Ltd.	50,768	963,233
Tower Semiconductor Ltd. *	89,384	4,142,644
		64,309,040

Italy 1.9%
ACEA SpA	88,090	1,683,106
Amplifon SpA	45,274	1,149,077
Anima Holding SpA	379,416	2,500,614
Azimut Holding SpA	111,584	2,815,558
Banca Generali SpA	46,535	2,179,324
Banca Mediolanum SpA	175,193	2,022,475
Banca Monte dei Paschi di Siena SpA	352,149	2,313,466
Banca Popolare di Sondrio SpA	328,804	2,500,437
BFF Bank SpA	133,122	1,262,620
Brunello Cucinelli SpA	493	48,816
Buzzi SpA	99,043	4,194,831
CIR SpA-Compagnie Industriali *	940,160	593,812
Credito Emiliano SpA	44,060	468,154
Danieli & C Officine Meccaniche SpA	12,740	338,418
De' Longhi SpA	56,111	1,681,925
DiaSorin SpA	12,209	1,364,307
doValue SpA *(a)	19,513	23,660
Enav SpA	272,046	1,172,327
ERG SpA	45,611	1,001,063
Esprinet SpA *	117,656	553,740
FinecoBank Banca Fineco SpA	212,623	3,411,256
Infrastrutture Wireless Italiane SpA	94,997	978,275
Interpump Group SpA	49,209	2,289,999
Iren SpA	1,633,177	3,410,250
Italgas SpA	674,851	4,045,015
Maire SpA	148,637	1,137,396
Nexi SpA *	253,310	1,499,329
OVS SpA	462,758	1,379,295
Piaggio & C SpA	280,365	602,311
Pirelli & C SpA	311,881	1,691,185
PRADA SpA	222,549	1,524,357
Recordati Industria Chimica e Farmaceutica SpA	47,549	2,588,907
Reply SpA	10,301	1,648,308
Saipem SpA *	548,974	1,415,357
Salvatore Ferragamo SpA	101,592	594,450
Sesa SpA	5,591	456,178
SOL SpA	13,041	499,304
Technogym SpA	86,152	955,435
Webuild SpA	560,619	1,566,766
		61,561,103

Japan 35.3%
77 Bank Ltd.	53,002	1,554,575
ABC-Mart, Inc.	98,118	2,008,941
Acom Co. Ltd.	688,041	1,772,501
Activia Properties, Inc.	421	899,830
SECURITY	NUMBER OF SHARES	VALUE ($)
Adastria Co. Ltd.	56,833	1,385,017
ADEKA Corp.	189,238	3,466,980
Advance Residence Investment Corp.	604	1,186,403
Aeon Delight Co. Ltd.	55,030	1,619,553
AEON Financial Service Co. Ltd.	249,510	2,104,932
Aeon Hokkaido Corp.	69,742	400,755
Aeon Mall Co. Ltd.	195,907	2,620,616
AEON REIT Investment Corp.	1,355	1,137,700
Ahresty Corp.	37,138	127,350
Ai Holdings Corp.	19,295	268,641
Aica Kogyo Co. Ltd.	101,060	2,201,067
Aichi Steel Corp.	38,085	1,193,128
Aida Engineering Ltd.	72,212	372,155
Aiful Corp.	414,832	914,268
Ain Holdings, Inc.	71,669	2,393,659
Aisan Industry Co. Ltd.	67,816	600,561
Alconix Corp.	73,739	717,333
Alpen Co. Ltd.	38,106	507,454
Amano Corp.	90,543	2,571,268
ANA Holdings, Inc.	82,507	1,587,127
Anritsu Corp.	272,779	2,086,005
AOKI Holdings, Inc.	120,829	1,002,450
Aoyama Trading Co. Ltd.	177,893	2,668,661
Aozora Bank Ltd. (a)	161,743	2,582,546
Arata Corp.	167,692	3,355,292
ARCLANDS Corp.	94,513	1,057,871
Arcs Co. Ltd.	208,795	3,486,752
ARE Holdings, Inc.	142,401	1,654,558
Ariake Japan Co. Ltd.	9,689	346,439
Artience Co. Ltd.	115,233	2,378,548
As One Corp.	49,798	901,394
Asahi Intecc Co. Ltd.	65,021	1,121,529
Asanuma Corp.	96,816	417,085
Asics Corp.	316,407	6,326,665
ASKUL Corp.	66,239	822,557
Autobacs Seven Co. Ltd.	185,183	1,759,537
Avex, Inc.	54,537	551,235
Awa Bank Ltd.	24,519	467,410
Axial Retailing, Inc.	179,951	1,077,178
Azbil Corp.	512,353	4,080,129
Bando Chemical Industries Ltd.	53,054	621,027
BayCurrent, Inc.	35,204	1,268,361
Belc Co. Ltd.	28,744	1,276,575
Bell System24 Holdings, Inc.	33,211	276,417
Belluna Co. Ltd.	115,232	581,588
Bic Camera, Inc.	356,298	3,941,733
BIPROGY, Inc.	89,550	2,778,593
BML, Inc.	61,260	1,153,125
Bunka Shutter Co. Ltd.	143,682	1,780,419
C Uyemura & Co. Ltd.	5,979	421,996
Calbee, Inc.	126,028	2,650,880
Canon Electronics, Inc.	26,880	443,869
Canon Marketing Japan, Inc.	104,604	3,339,722
Capcom Co. Ltd.	94,973	2,217,101
Casio Computer Co. Ltd.	460,130	3,480,425
Cawachi Ltd.	38,603	649,274
Central Glass Co. Ltd.	98,142	2,159,732
Chiba Bank Ltd.	429,453	3,575,796
Chori Co. Ltd.	6,474	166,823
Chudenko Corp.	67,116	1,503,781
Chugin Financial Group, Inc.	81,564	880,349
Chugoku Marine Paints Ltd.	71,691	1,139,437
Citizen Watch Co. Ltd.	490,870	2,892,565
CKD Corp.	90,602	1,505,760
Colowide Co. Ltd. (a)	56,657	646,415
Comforia Residential REIT, Inc.	145	278,347
Concordia Financial Group Ltd.	873,712	5,222,434
Cosmos Pharmaceutical Corp.	66,703	3,279,966
Create SD Holdings Co. Ltd.	56,073	1,073,409

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Credit Saison Co. Ltd.	220,885	5,263,824
CTI Engineering Co. Ltd.	565	18,077
CyberAgent, Inc.	649,488	4,495,407
Daicel Corp.	242,822	2,141,477
Dai-Dan Co. Ltd.	35,146	849,485
Daido Steel Co. Ltd.	205,330	1,602,336
Daihen Corp.	31,791	1,488,103
Daiho Corp.	14,515	326,668
Daiichikosho Co. Ltd.	115,375	1,433,113
Daiki Aluminium Industry Co. Ltd.	66,898	467,264
Daikokutenbussan Co. Ltd.	8,125	551,819
Daio Paper Corp.	371,951	2,028,351
Daiseki Co. Ltd.	43,572	1,131,476
Daishi Hokuetsu Financial Group, Inc.	81,658	1,530,017
Daiwa House REIT Investment Corp.	1,077	1,670,879
Daiwa Office Investment Corp.	432	862,936
Daiwa Securities Living Investments Corp.	1,020	617,359
DCM Holdings Co. Ltd.	347,598	3,251,824
DeNA Co. Ltd.	119,764	1,943,768
Dexerials Corp.	109,675	1,767,609
DMG Mori Co. Ltd.	120,770	2,052,169
Doshisha Co. Ltd.	55,221	772,509
Doutor Nichires Holdings Co. Ltd.	72,635	1,103,659
DTS Corp.	47,713	1,321,611
Duskin Co. Ltd.	85,338	2,160,938
DyDo Group Holdings, Inc.	49,029	1,098,529
Eagle Industry Co. Ltd.	81,494	1,039,668
Earth Corp.	38,659	1,390,010
EDION Corp.	197,470	2,377,240
Eizo Corp.	65,784	943,495
Elecom Co. Ltd.	80,055	764,916
Elematec Corp.	5,810	92,691
en Japan, Inc.	20,421	281,871
eRex Co. Ltd. *	57,375	236,094
Exedy Corp.	130,673	3,867,507
Ezaki Glico Co. Ltd.	124,173	3,627,173
Fancl Corp.	77,492	1,440,092
FCC Co. Ltd.	136,284	2,706,896
Ferrotec Holdings Corp.	85,942	1,407,140
Food & Life Cos. Ltd.	81,264	1,861,900
Foster Electric Co. Ltd.	72,254	696,633
FP Corp.	77,999	1,423,546
Frontier Real Estate Investment Corp.	300	789,027
F-Tech, Inc.	9,470	31,212
Fuji Co. Ltd.	88,191	1,185,001
Fuji Corp.	157,339	2,273,367
Fuji Media Holdings, Inc.	65,770	757,175
Fuji Oil Co. Ltd.	219,190	421,786
Fuji Oil Holdings, Inc.	121,232	2,832,527
Fuji Seal International, Inc.	123,456	2,043,557
Fuji Soft, Inc.	44,542	2,845,694
Fujimi, Inc.	40,319	631,423
Fujitec Co. Ltd.	75,362	2,945,533
Fujitsu General Ltd.	98,174	1,340,059
Fukuda Denshi Co. Ltd.	15,686	756,178
Fukuoka Financial Group, Inc.	132,711	3,662,730
Fukuoka REIT Corp.	320	303,626
Fukushima Galilei Co. Ltd.	1,631	59,078
Fukuyama Transporting Co. Ltd.	85,731	2,154,906
Furukawa Co. Ltd.	54,303	569,118
Furuno Electric Co. Ltd.	4,078	69,729
Fuso Chemical Co. Ltd.	10,725	242,086
Futaba Industrial Co. Ltd.	222,598	963,403
Fuyo General Lease Co. Ltd.	15,838	1,180,587
Gakken Holdings Co. Ltd.	58,877	400,262
Geo Holdings Corp.	126,716	1,333,098
GLOBERIDE, Inc.	30,450	378,737
Glory Ltd.	131,990	2,245,460
SECURITY	NUMBER OF SHARES	VALUE ($)
GLP J-Reit	1,760	1,491,813
GMO internet group, Inc.	61,441	1,066,325
Godo Steel Ltd.	27,700	694,414
Goldwin, Inc.	18,825	1,114,321
GS Yuasa Corp.	229,242	3,933,526
G-Tekt Corp.	127,206	1,328,089
GungHo Online Entertainment, Inc.	69,313	1,385,937
Gunma Bank Ltd.	336,547	2,441,442
Gunze Ltd.	47,100	1,624,516
H.U. Group Holdings, Inc.	182,410	2,976,301
H2O Retailing Corp.	284,190	3,954,836
Hachijuni Bank Ltd.	306,727	2,094,407
Hagiwara Electric Holdings Co. Ltd.	3,794	79,955
Hakuto Co. Ltd.	9,548	276,551
Halows Co. Ltd.	1,970	53,452
Hamamatsu Photonics KK	169,014	2,000,911
Happinet Corp.	64,622	1,789,976
Harmonic Drive Systems, Inc.	11,071	136,595
Hazama Ando Corp.	411,244	3,198,275
Heiwa Corp.	87,568	1,233,771
Heiwa Real Estate Co. Ltd.	34,953	996,097
Heiwado Co. Ltd.	153,216	2,341,317
Hikari Tsushin, Inc.	19,112	4,171,464
Hirata Corp.	7,384	253,205
Hirogin Holdings, Inc.	115,971	867,939
Hirose Electric Co. Ltd.	28,287	3,388,375
Hisamitsu Pharmaceutical Co., Inc.	72,948	2,052,171
Hogy Medical Co. Ltd.	33,393	1,068,371
Hokkaido Electric Power Co., Inc.	870,981	4,938,178
Hokkoku Financial Holdings, Inc.	13,434	449,932
Hokuetsu Corp. (a)	274,982	2,790,376
Hokuhoku Financial Group, Inc.	172,615	2,054,462
Hokuriku Electric Power Co.	576,029	3,374,824
Horiba Ltd.	42,702	2,430,447
Hoshizaki Corp.	97,720	3,939,772
Hosiden Corp.	191,699	2,967,674
Hosokawa Micron Corp.	12,040	309,849
House Foods Group, Inc.	130,384	2,462,090
Hulic Co. Ltd.	414,160	3,720,091
Hulic Reit, Inc.	324	286,495
Hyakugo Bank Ltd.	205,075	822,020
Hyakujushi Bank Ltd.	20,211	413,142
Ibiden Co. Ltd.	41,161	1,206,998
Ichikoh Industries Ltd.	20,447	54,730
Idec Corp.	41,882	664,267
IDOM, Inc.	169,117	1,230,781
Iino Kaiun Kaisha Ltd.	133,853	993,748
Inaba Denki Sangyo Co. Ltd.	134,535	3,404,022
Inabata & Co. Ltd.	177,421	3,845,293
Inageya Co. Ltd. *(c)	14,639	121,960
Industrial & Infrastructure Fund Investment Corp.	1,028	784,425
INFRONEER Holdings, Inc.	247,096	1,997,367
Integrated Design & Engineering Holdings Co. Ltd.	24,575	1,060,332
Internet Initiative Japan, Inc.	98,025	1,967,223
Invincible Investment Corp.	1,834	776,658
Iriso Electronics Co. Ltd.	16,328	289,411
Ishihara Sangyo Kaisha Ltd.	59,162	570,013
Ito En Ltd.	88,282	1,909,833
Itochu Enex Co. Ltd.	234,503	2,517,021
Itoham Yonekyu Holdings, Inc.	153,780	3,865,363
Itoki Corp.	6,912	72,901
Iyogin Holdings, Inc.	102,832	1,057,180
Izumi Co. Ltd.	163,529	3,388,502
J Front Retailing Co. Ltd.	399,947	4,738,860
Jaccs Co. Ltd.	54,654	1,355,569
JAFCO Group Co. Ltd.	94,774	1,333,405
Japan Airlines Co. Ltd.	94,624	1,572,289

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Japan Airport Terminal Co. Ltd.	22,383	781,695
Japan Aviation Electronics Industry Ltd.	102,381	1,777,190
Japan Excellent, Inc.	1,035	808,373
Japan Exchange Group, Inc.	180,407	2,166,422
Japan Hotel REIT Investment Corp.	1,611	731,566
Japan Lifeline Co. Ltd.	57,272	502,991
Japan Logistics Fund, Inc.	395	693,818
Japan Metropolitan Fund Invest	4,221	2,566,017
Japan Petroleum Exploration Co. Ltd.	321,235	2,314,321
Japan Prime Realty Investment Corp.	571	1,256,554
Japan Pulp & Paper Co. Ltd.	207,435	897,778
Japan Real Estate Investment Corp.	743	2,740,766
Japan Steel Works Ltd.	96,876	4,141,830
Japan Wool Textile Co. Ltd. (a)	139,627	1,157,477
Jeol Ltd.	30,770	1,068,453
JGC Holdings Corp.	267,197	2,306,628
JM Holdings Co. Ltd.	4,879	88,266
J-Oil Mills, Inc.	10,690	156,095
Joshin Denki Co. Ltd.	78,226	1,205,280
Joyful Honda Co. Ltd.	139,203	1,650,768
Juki Corp.	104,138	267,652
Juroku Financial Group, Inc.	19,357	550,995
JVCKenwood Corp.	412,408	4,131,357
Kadokawa Corp.	77,581	2,239,329
Kaga Electronics Co. Ltd.	111,731	1,949,908
Kagome Co. Ltd.	79,808	1,579,049
Kakaku.com, Inc.	91,461	1,525,822
Kaken Pharmaceutical Co. Ltd.	61,503	1,770,333
Kameda Seika Co. Ltd.	27,568	767,282
Kamei Corp.	20,524	247,761
Kamigumi Co. Ltd.	180,839	4,066,274
Kanadevia Corp.	398,612	2,486,929
Kanamoto Co. Ltd.	122,910	2,341,416
Kandenko Co. Ltd.	315,472	4,629,625
Kanematsu Corp.	257,279	4,355,507
Kansai Paint Co. Ltd.	115,033	1,634,137
Kanto Denka Kogyo Co. Ltd.	72,084	525,565
Katitas Co. Ltd.	58,376	816,646
Kato Sangyo Co. Ltd.	129,092	3,837,905
Kawada Technologies, Inc.	8,990	161,142
KDX Realty Investment Corp.	1,596	1,565,341
Keihan Holdings Co. Ltd.	116,000	2,681,706
Keikyu Corp.	309,067	2,741,134
Keio Corp.	128,015	3,360,942
Keisei Electric Railway Co. Ltd.	67,080	2,005,901
Keiyo Bank Ltd.	91,142	482,458
KH Neochem Co. Ltd.	82,549	1,117,986
Kinden Corp.	106,480	2,186,532
Kissei Pharmaceutical Co. Ltd.	16,980	412,106
Kitz Corp.	196,653	1,422,014
Kiyo Bank Ltd.	78,310	1,077,261
Koa Corp.	31,856	205,748
Kobayashi Pharmaceutical Co. Ltd.	50,738	2,013,507
Kobe Bussan Co. Ltd.	68,154	1,712,189
Koei Tecmo Holdings Co. Ltd.	80,098	923,192
Kohnan Shoji Co. Ltd.	79,270	1,897,497
Kojima Co. Ltd.	68,817	502,203
Kokusai Electric Corp.	25,252	416,985
Kokuyo Co. Ltd.	174,777	3,254,994
Komeri Co. Ltd.	92,702	1,981,379
Komori Corp.	11,511	85,000
Konami Group Corp.	59,936	5,896,424
Konishi Co. Ltd.	74,131	645,626
Konoike Transport Co. Ltd.	100,743	1,992,254
Kose Corp.	39,526	1,765,952
KPP Group Holdings Co. Ltd.	108,000	468,862
Kumagai Gumi Co. Ltd.	119,799	2,871,634
Kumiai Chemical Industry Co. Ltd.	169,229	896,936
Kura Sushi, Inc.	13,381	346,141
SECURITY	NUMBER OF SHARES	VALUE ($)
Kureha Corp.	128,529	2,414,225
Kurita Water Industries Ltd.	52,286	1,984,421
Kusuri No. Aoki Holdings Co. Ltd.	64,261	1,478,322
KYB Corp.	120,440	1,959,150
Kyoei Steel Ltd.	92,592	1,067,812
Kyokuto Kaihatsu Kogyo Co. Ltd.	81,640	1,239,943
Kyorin Pharmaceutical Co. Ltd.	95,237	930,905
Kyoritsu Maintenance Co. Ltd.	38,882	716,360
Kyoto Financial Group, Inc.	107,522	1,616,929
Kyowa Kirin Co. Ltd.	190,968	3,161,078
Kyudenko Corp.	87,085	2,982,176
Kyushu Financial Group, Inc.	283,744	1,348,202
Kyushu Railway Co.	89,153	2,337,087
LaSalle Logiport REIT	318	304,692
Lasertec Corp.	4,689	513,281
Life Corp.	92,759	2,093,771
Lintec Corp.	123,439	2,455,876
Lion Corp.	460,971	5,483,402
M3, Inc.	214,198	2,068,030
Mabuchi Motor Co. Ltd.	150,616	2,220,855
Macnica Holdings, Inc.	294,650	3,440,216
Makino Milling Machine Co. Ltd.	45,648	2,012,117
Mandom Corp.	51,126	441,185
Marubun Corp.	42,482	300,968
Maruha Nichiro Corp.	193,460	3,872,163
Marui Group Co. Ltd.	168,681	2,715,788
Maruichi Steel Tube Ltd.	104,905	2,264,554
MARUKA FURUSATO Corp.	20,372	311,036
Maruwa Co. Ltd.	3,615	1,026,358
Maruzen Showa Unyu Co. Ltd.	18,429	786,563
Matsuda Sangyo Co. Ltd.	40,338	812,481
Max Co. Ltd.	53,438	1,220,444
Maxell Ltd.	111,394	1,268,327
McDonald's Holdings Co. Japan Ltd.	73,900	3,045,850
MCJ Co. Ltd.	163,938	1,508,555
Mebuki Financial Group, Inc.	1,005,837	4,450,369
Megachips Corp.	32,785	1,307,602
Megmilk Snow Brand Co. Ltd.	227,137	4,146,950
Meidensha Corp.	96,428	2,465,516
Meiko Electronics Co. Ltd.	32,698	1,987,767
Meisei Industrial Co. Ltd.	5,703	49,669
MEITEC Group Holdings, Inc.	70,465	1,326,394
Menicon Co. Ltd.	75,624	779,478
METAWATER Co. Ltd.	24,035	283,264
Mirait One Corp.	306,072	4,403,027
Mirarth Holdings, Inc.	130,043	436,406
Mitsuba Corp.	14,100	78,112
Mitsubishi HC Capital, Inc.	471,412	3,170,264
Mitsubishi Logisnext Co. Ltd.	82,795	637,287
Mitsubishi Logistics Corp.	461,437	3,373,558
Mitsubishi Paper Mills Ltd.	12,504	39,714
Mitsubishi Pencil Co. Ltd.	59,212	967,909
Mitsubishi Shokuhin Co. Ltd.	125,800	4,024,829
Mitsuboshi Belting Ltd.	29,543	804,547
Mitsui DM Sugar Holdings Co. Ltd.	2,708	57,249
Mitsui E&S Co. Ltd. (a)	192,646	1,960,003
Mitsui High-Tec, Inc.	28,923	141,163
Mitsui Matsushima Holdings Co. Ltd. (a)	19,259	437,923
Mitsui-Soko Holdings Co. Ltd.	62,647	3,166,033
Mitsuuroko Group Holdings Co. Ltd.	70,990	772,838
Miura Co. Ltd.	93,787	2,333,669
MIXI, Inc.	93,300	1,745,046
Mizuho Leasing Co. Ltd.	146,402	979,685
Mizuno Corp.	40,796	2,216,569
Mochida Pharmaceutical Co. Ltd.	47,399	1,050,962
Modec, Inc.	59,685	1,263,763
MonotaRO Co. Ltd.	93,600	1,663,093
Mori Hills REIT Investment Corp.	382	317,687
Morinaga & Co. Ltd.	129,604	2,361,065

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Morinaga Milk Industry Co. Ltd.	103,485	2,020,295
MOS Food Services, Inc.	32,070	768,732
Musashi Seimitsu Industry Co. Ltd.	137,726	3,030,825
Musashino Bank Ltd.	21,644	417,215
Nabtesco Corp.	206,546	3,315,793
Nachi-Fujikoshi Corp.	75,022	1,543,549
Nakanishi, Inc.	46,000	708,753
Nankai Electric Railway Co. Ltd.	139,817	2,241,299
Nanto Bank Ltd.	22,550	456,450
NEC Networks & System Integration Corp.	98,747	2,156,608
NET One Systems Co. Ltd.	106,640	3,186,738
Nexon Co. Ltd.	198,684	2,723,248
Nextage Co. Ltd. (a)	54,317	522,609
Nichias Corp.	107,426	4,147,258
Nichicon Corp.	138,614	964,488
Nichiha Corp.	63,026	1,190,983
Nichireki Group Co. Ltd.	31,756	507,047
Nifco, Inc.	142,402	3,403,956
Nihon Kohden Corp.	215,227	3,047,443
Nihon M&A Center Holdings, Inc.	194,863	811,708
Nihon Parkerizing Co. Ltd.	193,726	1,636,903
Nikkiso Co. Ltd.	185,690	1,182,006
Nikkon Holdings Co. Ltd.	227,566	2,991,080
Nippn Corp.	148,607	2,101,683
Nippon Accommodations Fund, Inc.	211	816,267
Nippon Building Fund, Inc.	3,977	3,323,325
Nippon Carbon Co. Ltd.	10,823	316,003
Nippon Chemi-Con Corp. *	47,807	345,696
Nippon Denko Co. Ltd.	195,628	373,840
Nippon Densetsu Kogyo Co. Ltd.	105,369	1,360,392
Nippon Electric Glass Co. Ltd.	196,363	4,474,176
Nippon Gas Co. Ltd.	119,305	1,637,231
Nippon Kanzai Holdings Co. Ltd.	11,116	190,071
Nippon Kayaku Co. Ltd.	359,702	3,017,775
Nippon Light Metal Holdings Co. Ltd.	383,742	3,868,465
Nippon Paint Holdings Co. Ltd.	338,042	2,303,732
Nippon Prologis REIT, Inc.	896	1,408,567
NIPPON REIT Investment Corp.	145	305,090
Nippon Road Co. Ltd.	62,400	703,005
Nippon Sanso Holdings Corp.	78,237	2,274,934
Nippon Seiki Co. Ltd.	149,632	1,033,182
Nippon Sheet Glass Co. Ltd. *	302,905	673,638
Nippon Shinyaku Co. Ltd.	76,970	2,233,480
Nippon Shokubai Co. Ltd.	393,403	4,758,242
Nippon Soda Co. Ltd.	103,559	1,865,214
Nippon Television Holdings, Inc.	135,987	2,220,649
Nippon Thompson Co. Ltd.	99,938	311,422
Nippon Yakin Kogyo Co. Ltd.	19,372	497,892
Nipro Corp.	372,644	3,426,583
Nishimatsu Construction Co. Ltd.	67,710	2,281,270
Nishimatsuya Chain Co. Ltd.	79,758	1,253,844
Nishi-Nippon Financial Holdings, Inc.	140,705	1,865,324
Nishi-Nippon Railroad Co. Ltd.	147,852	2,260,334
Nishio Holdings Co. Ltd.	29,642	725,334
Nissan Chemical Corp.	65,468	2,272,429
Nissha Co. Ltd.	125,781	1,359,274
Nisshin Oillio Group Ltd.	78,603	2,637,807
Nisshinbo Holdings, Inc.	523,004	3,058,939
Nitta Corp.	31,172	730,602
Nittetsu Mining Co. Ltd.	39,655	1,108,972
Nitto Boseki Co. Ltd.	35,001	1,398,315
Nitto Kogyo Corp.	53,706	1,006,641
Noevir Holdings Co. Ltd.	9,579	314,442
NOF Corp.	218,488	3,250,006
Nojima Corp.	263,777	4,067,700
NOK Corp.	138,647	2,074,374
Nomura Co. Ltd.	180,051	921,924
Nomura Real Estate Holdings, Inc.	168,385	4,168,562
SECURITY	NUMBER OF SHARES	VALUE ($)
Nomura Real Estate Master Fund, Inc.	2,788	2,630,486
Noritake Co. Ltd.	65,080	1,637,996
Noritz Corp.	116,908	1,335,002
North Pacific Bank Ltd.	356,489	1,034,918
NPR-RIKEN Corp.	42,009	669,358
NS Solutions Corp.	80,490	2,191,991
NS United Kaiun Kaisha Ltd.	37,374	994,168
NSD Co. Ltd.	56,531	1,292,965
NTN Corp.	1,809,556	2,833,889
NTT UD REIT Investment Corp.	910	688,324
Obic Co. Ltd.	74,462	2,431,908
Odakyu Electric Railway Co. Ltd.	326,986	3,483,554
Ogaki Kyoritsu Bank Ltd.	29,637	363,691
Oiles Corp.	33,265	517,409
Okamoto Industries, Inc.	11,783	427,588
Okamura Corp.	156,541	2,043,992
Oki Electric Industry Co. Ltd.	393,951	2,460,472
Okinawa Cellular Telephone Co.	32,802	953,362
Okinawa Electric Power Co., Inc.	120,016	755,169
OKUMA Corp.	108,128	2,217,493
Okumura Corp.	69,342	1,779,894
Onoken Co. Ltd.	69,989	666,407
Onward Holdings Co. Ltd.	308,278	1,089,960
Open House Group Co. Ltd.	110,372	4,068,445
Open Up Group, Inc.	5,564	67,167
Oracle Corp. Japan	22,293	2,274,054
Organo Corp.	10,960	621,761
Orient Corp.	170,385	934,829
Oriental Land Co. Ltd.	141,224	3,326,900
Oriental Shiraishi Corp.	21,295	54,023
Orix JREIT, Inc.	1,740	1,931,338
Osaka Soda Co. Ltd.	111,418	1,083,875
OSG Corp.	147,839	1,725,617
Pacific Industrial Co. Ltd.	180,917	1,558,788
Pack Corp.	17,427	413,672
PAL GROUP Holdings Co. Ltd.	4,525	97,318
PALTAC Corp.	68,063	1,951,455
Paramount Bed Holdings Co. Ltd.	66,029	1,107,921
Park24 Co. Ltd.	132,552	1,584,693
Pasona Group, Inc.	58,057	759,610
Penta-Ocean Construction Co. Ltd.	754,574	3,080,899
PHC Holdings Corp. (a)	34,895	224,215
Pigeon Corp.	203,288	1,989,768
Pilot Corp.	57,340	1,830,329
Piolax, Inc.	49,140	797,051
Pola Orbis Holdings, Inc.	148,205	1,348,484
Press Kogyo Co. Ltd.	218,975	771,301
Pressance Corp.	6,912	85,005
Prima Meat Packers Ltd.	133,891	1,944,377
Qol Holdings Co. Ltd.	37,078	362,176
Raito Kogyo Co. Ltd.	97,669	1,417,708
Raiznext Corp.	49,533	489,773
Rakuten Group, Inc. *	622,760	3,559,458
Relo Group, Inc.	93,192	1,096,449
Resorttrust, Inc.	68,245	1,350,041
Restar Corp.	36,257	573,121
Retail Partners Co. Ltd.	142,244	1,174,435
Riken Technos Corp.	18,882	133,897
Rinnai Corp.	173,344	3,679,600
Rohto Pharmaceutical Co. Ltd.	121,597	2,402,631
Round One Corp.	161,134	1,110,455
Ryobi Ltd.	119,329	1,663,781
Ryoyo Ryosan Holdings, Inc.	67,048	1,008,499
S Foods, Inc.	90,064	1,575,978
Saibu Gas Holdings Co. Ltd.	42,466	493,695
Saizeriya Co. Ltd.	27,056	949,397
Sakai Chemical Industry Co. Ltd.	39,154	665,059
Sakai Moving Service Co. Ltd.	45,786	722,833
Sakata INX Corp.	80,382	815,675

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Sakata Seed Corp.	35,783	814,847
SAMTY HOLDINGS Co. Ltd.	21,381	466,955
San-A Co. Ltd.	98,429	1,791,167
San-Ai Obbli Co. Ltd.	324,487	4,083,500
Sangetsu Corp.	86,071	1,652,247
San-In Godo Bank Ltd.	137,680	1,106,500
Sanken Electric Co. Ltd. *	30,409	1,124,759
Sanki Engineering Co. Ltd.	144,774	2,797,444
Sankyo Co. Ltd.	155,394	2,196,117
Sanoh Industrial Co. Ltd.	57,048	276,912
Santen Pharmaceutical Co. Ltd.	415,117	4,759,673
Sanyo Chemical Industries Ltd.	41,761	1,094,181
Sanyo Denki Co. Ltd.	19,568	1,077,520
Sanyo Special Steel Co. Ltd.	76,117	924,949
Sapporo Holdings Ltd.	75,124	4,422,855
Sato Holdings Corp.	37,042	546,313
Sawai Group Holdings Co. Ltd.	109,694	1,588,239
SBS Holdings, Inc.	39,030	627,349
SCREEN Holdings Co. Ltd.	57,528	3,601,413
Scroll Corp.	54,570	372,436
SCSK Corp.	152,091	3,066,428
Sega Sammy Holdings, Inc.	215,080	3,763,560
Seibu Holdings, Inc.	217,052	4,488,887
Seikitokyu Kogyo Co. Ltd.	4,178	42,090
Seiko Group Corp.	59,089	1,620,979
Seiren Co. Ltd.	74,683	1,374,464
Sekisui House Reit, Inc.	2,321	1,129,707
Sekisui Jushi Corp.	59,994	848,469
Senko Group Holdings Co. Ltd.	398,646	3,994,821
Senshu Ikeda Holdings, Inc.	177,242	457,901
Seria Co. Ltd.	113,200	2,109,710
Seven Bank Ltd.	853,247	1,866,877
Sharp Corp. *	339,885	2,174,169
Shibaura Machine Co. Ltd.	37,070	863,901
Shiga Bank Ltd.	37,933	935,791
Shikoku Electric Power Co., Inc.	529,584	4,333,713
Shinagawa Refractories Co. Ltd.	4,571	50,280
Shindengen Electric Manufacturing Co. Ltd.	17,355	276,991
Shin-Etsu Polymer Co. Ltd.	33,543	357,128
Shinko Electric Industries Co. Ltd. *	50,282	1,757,033
Shinmaywa Industries Ltd.	179,109	1,539,633
Shinnihon Corp.	9,604	96,433
Shinsho Corp.	2,505	99,743
Ship Healthcare Holdings, Inc.	180,188	2,644,301
Shizuoka Financial Group, Inc.	193,605	1,717,095
Shizuoka Gas Co. Ltd.	105,615	722,923
SHO-BOND Holdings Co. Ltd.	30,193	1,043,592
Shoei Foods Corp. (a)	25,025	721,498
Showa Sangyo Co. Ltd.	42,505	785,091
Siix Corp.	123,415	921,185
Sinfonia Technology Co. Ltd.	33,711	1,297,397
Sintokogio Ltd.	11,057	68,616
SKY Perfect JSAT Holdings, Inc.	259,680	1,493,914
Skylark Holdings Co. Ltd.	239,779	3,633,765
Socionext, Inc.	49,020	788,087
Sodick Co. Ltd.	82,508	392,254
Sohgo Security Services Co. Ltd.	742,882	5,547,439
Sotetsu Holdings, Inc.	107,344	1,756,129
Square Enix Holdings Co. Ltd.	100,602	4,039,889
Star Micronics Co. Ltd.	37,501	453,453
Starts Corp., Inc.	70,326	1,723,206
Sugi Holdings Co. Ltd.	230,563	3,880,201
Sumida Corp.	35,365	228,176
Sumitomo Bakelite Co. Ltd.	90,092	2,182,940
Sumitomo Densetsu Co. Ltd.	22,216	711,516
Sumitomo Mitsui Construction Co. Ltd.	444,771	1,166,826
Sumitomo Osaka Cement Co. Ltd.	116,286	2,579,918
Sumitomo Pharma Co. Ltd. *	892,166	3,350,412
SECURITY	NUMBER OF SHARES	VALUE ($)
Sumitomo Riko Co. Ltd.	20,873	217,090
Sumitomo Seika Chemicals Co. Ltd.	17,701	555,127
Sumitomo Warehouse Co. Ltd.	104,757	1,917,482
Sun Frontier Fudousan Co. Ltd.	28,220	352,503
Sundrug Co. Ltd.	81,061	1,989,485
Suruga Bank Ltd.	129,840	875,773
SWCC Corp.	57,549	2,885,401
Systena Corp.	165,326	388,588
T Hasegawa Co. Ltd.	17,721	385,252
Tachibana Eletech Co. Ltd.	36,678	626,910
Tachi-S Co. Ltd.	71,870	812,566
Tadano Ltd.	234,394	1,767,495
Taihei Dengyo Kaisha Ltd.	13,957	462,337
Taikisha Ltd.	59,806	1,867,631
Taiyo Holdings Co. Ltd.	40,263	1,146,082
Takamatsu Construction Group Co. Ltd.	65,603	1,140,086
Takara Holdings, Inc.	394,648	3,384,537
Takara Standard Co. Ltd.	149,726	1,634,988
Takasago Thermal Engineering Co. Ltd.	85,916	3,411,240
Takashimaya Co. Ltd.	571,568	4,547,883
Takeuchi Manufacturing Co. Ltd.	46,862	1,510,218
Takuma Co. Ltd.	122,084	1,335,580
Tama Home Co. Ltd. (a)	13,041	317,808
Tamron Co. Ltd.	13,892	395,897
Tamura Corp.	105,427	348,183
Tanseisha Co. Ltd.	77,841	418,787
TBS Holdings, Inc.	75,354	1,900,596
TechnoPro Holdings, Inc.	95,866	1,752,506
THK Co. Ltd.	204,069	4,903,852
TKC Corp.	33,038	849,131
Toa Corp.	168,018	1,330,182
TOA ROAD Corp.	12,205	102,802
Toagosei Co. Ltd.	256,615	2,597,162
TOBISHIMA HOLDINGS, Inc.	5,891	61,269
Tocalo Co. Ltd.	70,953	831,490
Toda Corp.	512,884	3,221,383
Toei Co. Ltd.	31,718	1,343,187
Toho Co. Ltd.	81,559	3,553,221
Toho Co. Ltd./Kobe	3,640	67,087
Toho Holdings Co. Ltd.	186,785	5,315,571
Toho Zinc Co. Ltd. *	46,464	245,956
Tokai Carbon Co. Ltd.	537,164	3,241,905
Tokai Corp.	44,837	635,901
TOKAI Holdings Corp.	316,329	1,933,549
Tokai Rika Co. Ltd.	242,962	3,343,892
Tokai Tokyo Financial Holdings, Inc.	117,859	372,760
Token Corp.	28,821	2,091,746
Tokuyama Corp.	226,752	4,016,870
Tokyo Century Corp.	215,318	2,119,703
Tokyo Kiraboshi Financial Group, Inc.	2,955	82,146
Tokyo Ohka Kogyo Co. Ltd.	83,792	1,996,814
Tokyo Seimitsu Co. Ltd.	37,760	1,809,493
Tokyo Steel Manufacturing Co. Ltd.	140,743	1,390,702
Tokyo Tatemono Co. Ltd.	276,363	4,759,549
Tokyo Tekko Co. Ltd.	2,556	108,411
Tokyu Construction Co. Ltd.	283,463	1,302,324
Tomen Devices Corp.	1,565	69,296
Tomy Co. Ltd.	113,322	3,195,517
Topcon Corp.	163,118	1,727,464
Topre Corp.	186,979	2,336,848
Topy Industries Ltd.	13,747	170,894
Toshiba TEC Corp.	67,226	1,624,865
Totetsu Kogyo Co. Ltd.	76,585	1,636,900
Towa Pharmaceutical Co. Ltd.	56,872	1,064,847
Toyo Construction Co. Ltd.	154,102	1,316,462
Toyo Tire Corp.	258,662	4,009,489
Toyobo Co. Ltd.	470,598	2,904,713
Toyoda Gosei Co. Ltd.	123,651	2,030,318
Toyota Boshoku Corp.	281,870	3,572,524

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
TPR Co. Ltd.	77,147	1,204,065
Trancom Co. Ltd.	11,728	801,988
Transcosmos, Inc.	73,781	1,699,785
Trend Micro, Inc.	81,777	4,480,760
Trusco Nakayama Corp.	110,581	1,580,833
TS Tech Co. Ltd.	313,459	3,447,976
TSI Holdings Co. Ltd.	137,897	819,936
Tsubaki Nakashima Co. Ltd. (a)	75,047	254,845
Tsubakimoto Chain Co.	276,238	3,441,364
Tsugami Corp.	51,238	463,303
Tsumura & Co.	97,099	3,116,918
TV Asahi Holdings Corp.	96,501	1,402,039
Tv Tokyo Holdings Corp.	22,974	467,327
UACJ Corp.	117,259	4,208,316
Uchida Yoko Co. Ltd.	24,561	1,139,862
Ulvac, Inc.	62,281	2,545,399
Unipres Corp.	144,819	923,771
United Arrows Ltd.	40,900	713,779
United Super Markets Holdings, Inc. (a)	387,355	2,210,362
United Urban Investment Corp.	1,895	1,722,326
Ushio, Inc.	139,431	1,893,462
USS Co. Ltd.	296,960	2,743,496
UT Group Co. Ltd.	17,751	240,525
V Technology Co. Ltd.	22,951	336,964
Valor Holdings Co. Ltd.	232,492	3,342,213
Valqua Ltd.	26,883	588,012
VT Holdings Co. Ltd.	184,658	579,112
Wacoal Holdings Corp.	83,644	2,852,646
Wacom Co. Ltd.	265,848	1,249,717
Wakita & Co. Ltd.	49,950	518,508
Warabeya Nichiyo Holdings Co. Ltd.	39,489	521,139
Welcia Holdings Co. Ltd.	217,645	2,812,857
Workman Co. Ltd.	18,075	498,857
World Co. Ltd.	37,589	550,126
Xebio Holdings Co. Ltd.	75,660	564,736
YAMABIKO Corp.	57,080	938,760
Yamae Group Holdings Co. Ltd.	69,095	953,257
Yamaguchi Financial Group, Inc.	173,504	1,836,877
Yamaichi Electronics Co. Ltd.	2,973	45,174
Yamato Kogyo Co. Ltd.	35,416	1,820,498
Yamazen Corp.	266,461	2,283,419
Yaoko Co. Ltd.	40,688	2,503,293
Yellow Hat Ltd.	94,756	1,622,117
Yodogawa Steel Works Ltd.	57,321	1,973,230
Yokogawa Bridge Holdings Corp.	72,918	1,336,640
Yokorei Co. Ltd.	13,010	68,868
Yokowo Co. Ltd.	36,846	392,049
Yoshinoya Holdings Co. Ltd.	71,151	1,540,180
Yuasa Trading Co. Ltd.	64,165	1,847,812
Yurtec Corp.	55,081	525,926
Zacros Corp.	18,914	518,865
Zenkoku Hosho Co. Ltd.	36,567	1,306,025
Zensho Holdings Co. Ltd.	53,963	3,241,337
Zeon Corp.	357,828	3,346,336
ZERIA Pharmaceutical Co. Ltd.	23,519	364,095
Zojirushi Corp.	79,946	818,171
ZOZO, Inc.	57,887	1,816,569
		1,117,712,365

Jersey 0.3%
boohoo Group PLC *(a)	1,021,272	436,937
International Workplace Group PLC	1,698,738	3,601,514
Petrofac Ltd. *	1,209,410	169,402
TP ICAP Group PLC	1,337,665	4,463,128
		8,670,981

SECURITY	NUMBER OF SHARES	VALUE ($)
Luxembourg 0.5%
Allegro.eu SA *	123,921	877,190
Aroundtown SA *	1,430,268	4,755,525
Befesa SA	47,434	1,008,008
Espirito Santo Financial Group SA *(c)	8,470	0
Grand City Properties SA *	128,329	1,694,264
RTL Group SA	105,125	2,703,655
Samsonite International SA	588,506	1,588,196
Spotify Technology SA *	4,364	2,081,454
Subsea 7 SA	116,748	1,840,763
		16,549,055

Netherlands 1.8%
Adyen NV *	2,908	4,233,660
AMG Critical Materials NV (a)	13,875	209,417
Arcadis NV	54,779	3,613,207
Ariston Holding NV	26,381	102,817
ASM International NV	3,353	1,811,092
Basic-Fit NV *	30,466	684,109
BE Semiconductor Industries NV	19,858	2,370,065
Brembo NV	174,755	1,617,258
Cementir Holding NV	78,413	914,331
Corbion NV	73,612	1,708,924
Davide Campari-Milano NV	178,226	1,068,840
Eurocommercial Properties NV	46,574	1,163,379
Euronext NV	29,044	3,242,483
Flow Traders Ltd.	11,973	266,828
Fugro NV	91,386	1,660,177
IMCD NV	14,221	2,134,374
JDE Peet's NV	105,282	2,098,323
Just Eat Takeaway.com NV *	159,390	2,543,735
Koninklijke BAM Groep NV	449,278	1,928,480
Koninklijke Heijmans NV	43,545	1,333,775
Koninklijke Vopak NV	64,725	3,028,462
MFE-MediaForEurope NV, Class A	650,620	1,939,236
MFE-MediaForEurope NV, Class B	225,460	925,377
OCI NV *	118,377	1,384,080
Pepco Group NV *	161,439	631,560
PostNL NV (a)	700,873	766,172
Qiagen NV *	82,217	3,593,775
RHI Magnesita NV	32,005	1,259,045
SBM Offshore NV	135,087	2,442,664
Technip Energies NV	88,735	2,179,973
TKH Group NV	59,226	1,925,428
Van Lanschot Kempen NV	24,179	1,084,083
Wereldhave NV	31,941	468,932
		56,334,061

New Zealand 0.9%
a2 Milk Co. Ltd. *	503,623	1,894,760
Air New Zealand Ltd.	1,913,866	628,342
Auckland International Airport Ltd.	327,869	1,505,059
Chorus Ltd. (a)	205,060	1,085,664
Contact Energy Ltd.	801,722	4,268,328
EBOS Group Ltd.	179,897	4,043,887
Fisher & Paykel Healthcare Corp. Ltd.	206,308	4,643,680
Genesis Energy Ltd.	612,411	818,734
Infratil Ltd.	109,355	831,253
Mainfreight Ltd.	33,672	1,459,043
Mercury NZ Ltd.	470,524	1,842,601
Meridian Energy Ltd.	891,481	3,274,879
Ryman Healthcare Ltd. *	282,300	776,525
SKYCITY Entertainment Group Ltd.	722,475	619,701
Xero Ltd. *	5,480	620,635
		28,313,091

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Norway 1.6%
AF Gruppen ASA	26,453	334,050
Aker ASA, A Shares	9,763	507,811
Aker Solutions ASA	293,797	836,098
Atea ASA *	60,043	737,587
Austevoll Seafood ASA	222,373	2,037,711
Bluenord ASA *	2,242	119,657
Borregaard ASA	74,030	1,225,490
DNO ASA	2,375,591	2,194,060
Elkem ASA *	1,314,647	2,165,560
Europris ASA	202,092	1,211,117
Gjensidige Forsikring ASA	145,289	2,581,222
Golden Ocean Group Ltd.	89,282	895,667
Grieg Seafood ASA (a)	43,970	241,830
Hoegh Autoliners ASA	48,316	560,312
Kongsberg Gruppen ASA	26,546	3,119,316
Leroy Seafood Group ASA	492,401	2,293,914
MPC Container Ships ASA	429,142	839,670
Norconsult Norge AS	126,001	472,443
Nordic Semiconductor ASA *	42,822	383,257
Norske Skog ASA *(a)	48,558	92,770
Odfjell Drilling Ltd.	98,377	433,385
Opera Ltd., ADR	31,855	637,419
Protector Forsikring ASA	3,328	87,003
Salmar ASA	36,126	1,875,784
Scatec ASA *	10,094	73,595
Schibsted ASA, A Shares	53,179	1,820,297
Schibsted ASA, B Shares	77,112	2,469,314
SFL Corp. Ltd.	59,261	623,426
SpareBank 1 Nord Norge	135,371	1,447,664
SpareBank 1 SMN	138,208	2,051,601
SpareBank 1 Sor-Norge ASA	148,790	1,943,533
Sparebanken Vest	50,122	598,032
Stolt-Nielsen Ltd.	38,216	967,953
Storebrand ASA	284,785	3,122,272
TGS ASA	280,194	2,737,371
TOMRA Systems ASA	119,928	1,688,034
Var Energi ASA	801,391	2,628,593
Veidekke ASA	84,332	1,042,063
Wallenius Wilhelmsen ASA	264,017	2,567,388
Wilh Wilhelmsen Holding ASA, Class A	7,435	272,387
Wilh Wilhelmsen Holding ASA, Class B	5,320	187,203
		52,123,859

Poland 1.1%
Alior Bank SA	92,546	2,078,918
Asseco Poland SA	130,492	2,913,664
Bank Handlowy w Warszawie SA	3,662	77,486
Bank Polska Kasa Opieki SA	64,838	2,164,005
Budimex SA	3,208	372,077
CCC SA *	28,219	1,442,767
CD Projekt SA	20,106	827,124
Cognor Holding SA *	185,348	296,650
Cyfrowy Polsat SA *	987,463	3,486,436
Dino Polska SA *	14,706	1,396,298
Enea SA *	1,166,246	3,325,696
Eurocash SA	163,484	312,540
Grupa Azoty SA *	333,441	1,570,254
Grupa Kety SA	9,957	1,774,908
Jastrzebska Spolka Weglowa SA *	272,351	1,710,088
KRUK SA	8,476	882,145
LPP SA	415	1,599,001
mBank SA *	6,786	884,909
Orange Polska SA	1,545,792	2,924,733
SECURITY	NUMBER OF SHARES	VALUE ($)
Santander Bank Polska SA	17,827	1,917,641
Tauron Polska Energia SA *	4,102,234	3,679,985
		35,637,325

Portugal 0.3%
Banco Comercial Portugues SA, Class R	3,094,936	1,463,801
Navigator Co. SA	383,535	1,389,458
NOS SGPS SA	496,892	1,815,869
REN - Redes Energeticas Nacionais SGPS SA	555,031	1,442,111
Sonae SGPS SA	2,937,190	2,925,432
		9,036,671

Republic of Korea 6.9%
Amorepacific Corp.	40,761	3,044,548
AMOREPACIFIC Group	95,136	1,507,118
Asia Paper Manufacturing Co. Ltd.	56,886	322,546
Asiana Airlines, Inc. *	221,550	1,705,636
BGF retail Co. Ltd.	16,614	1,288,581
BH Co. Ltd.	48,220	562,374
Binggrae Co. Ltd.	1,327	68,963
Celltrion, Inc.	25,188	3,376,335
Cheil Worldwide, Inc.	133,678	1,741,106
Chong Kun Dang Pharmaceutical Corp.	6,042	410,148
CJ ENM Co. Ltd. *	42,287	1,961,198
CJ Logistics Corp.	33,248	1,951,909
Com2uSCorp	10,231	358,622
Cosmax, Inc.	4,098	390,691
Coway Co. Ltd.	49,112	2,319,975
Daeduck Electronics Co. Ltd.	56,769	582,319
Daesang Corp.	93,299	1,367,667
Daesang Holdings Co. Ltd.	57,335	343,176
Daewoo Engineering & Construction Co. Ltd. *	892,519	2,360,772
Daishin Securities Co. Ltd.	16,750	204,715
Daou Data Corp.	79,680	617,426
Daou Technology, Inc.	106,402	1,393,473
DB HiTek Co. Ltd.	45,460	1,023,221
DGB Financial Group, Inc.	516,101	3,281,471
DL Holdings Co. Ltd.	33,748	837,017
Dongjin Semichem Co. Ltd.	27,046	423,609
Doosan Bobcat, Inc.	71,175	1,979,563
Doosan Co. Ltd.	28,116	3,889,744
E1 Corp.	15,554	822,827
Ecopro BM Co. Ltd. *	351	34,017
Ecopro Co. Ltd. *	9,568	521,935
F&F Co. Ltd.	16,993	651,679
Fila Holdings Corp.	86,170	2,510,885
Gradiant Corp.	38,600	385,156
Green Cross Corp.	3,655	395,617
Green Cross Holdings Corp.	33,411	370,741
GS Global Corp.	167,984	357,028
GS Retail Co. Ltd. (c)	164,973	2,737,626
Handsome Co. Ltd.	72,004	773,177
Hanjin Transportation Co. Ltd.	33,835	460,819
Hanmi Pharm Co. Ltd.	1,583	309,213
Hanon Systems	377,732	1,074,941
Hansol Chemical Co. Ltd.	7,189	514,807
Hanwha Aerospace Co. Ltd.	19,623	4,395,676
Hanwha General Insurance Co. Ltd.	413,536	1,296,885
Hanwha Industrial Solutions Co. Ltd. *	21,738	520,447
Hanwha Life Insurance Co. Ltd.	1,587,363	3,066,516
Hanwha Systems Co. Ltd.	6,116	101,272
Harim Holdings Co. Ltd.	495,091	2,108,054
HD Hyundai Construction Equipment Co. Ltd.	34,048	1,505,868
HD Hyundai Heavy Industries Co. Ltd. *	3,945	622,128

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
HD Hyundai Infracore Co. Ltd. *	233,826	1,270,493
HD HYUNDAI MIPO	18,862	1,698,195
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	47,661	6,986,613
HDC Holdings Co. Ltd.	84,490	728,587
HDC Hyundai Development Co-Engineering & Construction, Class E	187,937	2,781,907
Hite Jinro Co. Ltd.	58,030	869,379
HL Mando Co. Ltd.	102,356	2,832,115
Hotel Shilla Co. Ltd.	36,935	1,048,440
HS Hyosung Advanced Materials Corp.	4,294	519,571
HS Hyosung Corp. *	5,239	122,051
HYBE Co. Ltd.	1,043	145,940
Hyosung Corp.	23,753	766,198
Hyosung Heavy Industries Corp.	4,880	1,411,476
Hyosung TNC Corp.	11,741	1,629,374
HYUNDAI Corp.	28,659	414,976
Hyundai Department Store Co. Ltd.	56,581	1,879,882
Hyundai Elevator Co. Ltd.	31,039	1,188,117
Hyundai Green Food	145,272	1,431,841
Hyundai Home Shopping Network Corp.	13,502	436,985
Hyundai Marine & Fire Insurance Co. Ltd.	84,931	1,619,415
Hyundai Rotem Co. Ltd.	18,969	688,027
Hyundai Wia Corp.	73,310	2,141,416
Innocean Worldwide, Inc.	25,769	371,282
INTOPS Co. Ltd.	16,753	219,162
IS Dongseo Co. Ltd.	35,855	547,444
JB Financial Group Co. Ltd.	274,776	3,876,271
Kakao Corp.	89,327	2,567,659
Kangwon Land, Inc.	110,833	1,430,052
KCC Corp.	10,114	1,750,856
KCC Glass Corp.	31,011	858,051
KEPCO Plant Service & Engineering Co. Ltd.	39,611	1,330,257
KG Chemical Corp.	247,129	698,845
KG Dongbusteel	119,704	568,037
KISWIRE Ltd.	24,305	318,306
KIWOOM Securities Co. Ltd.	17,840	1,648,382
Kolmar Korea Co. Ltd.	9,154	346,462
Kolon Industries, Inc.	87,703	1,763,427
Korea Aerospace Industries Ltd.	30,412	1,273,116
Korea Electric Terminal Co. Ltd.	9,382	449,916
Korea Investment Holdings Co. Ltd.	70,391	3,769,189
Korea Line Corp. *	205,951	262,633
Korea Petrochemical Ind Co. Ltd.	17,172	990,894
Korean Reinsurance Co.	355,731	2,068,011
Krafton, Inc. *	11,296	2,526,327
Kukdo Chemical Co. Ltd.	10,247	215,951
Kumho Tire Co., Inc. *	194,332	668,645
Kwang Dong Pharmaceutical Co. Ltd.	146,006	585,050
L&F Co. Ltd. *	350	24,662
LF Corp.	45,011	506,880
LG Energy Solution Ltd. *	7,491	2,048,541
LIG Nex1 Co. Ltd.	724	102,291
Lotte Chilsung Beverage Co. Ltd.	4,018	347,926
Lotte Corp.	84,370	1,263,993
LOTTE Fine Chemical Co. Ltd.	44,242	1,089,361
Lotte Rental Co. Ltd.	64,461	1,427,795
Lotte Shopping Co. Ltd.	46,180	1,893,478
LS Corp.	45,558	2,886,869
LS Electric Co. Ltd.	18,196	1,878,229
LX Hausys Ltd.	45,141	1,151,944
LX International Corp.	177,505	3,632,678
LX Semicon Co. Ltd.	20,614	797,933
Macquarie Korea Infrastructure Fund	77,292	622,746
Mcnex Co. Ltd.	43,809	632,774
SECURITY	NUMBER OF SHARES	VALUE ($)
Meritz Financial Group, Inc.	76,281	5,577,336
Mirae Asset Securities Co. Ltd.	334,357	2,051,608
Namyang Dairy Products Co. Ltd.	3,590	175,247
NCSoft Corp.	20,137	3,428,219
Netmarble Corp. *	8,802	334,401
Nexen Tire Corp.	71,851	322,932
NH Investment & Securities Co. Ltd.	202,017	1,928,867
NHN Corp.	55,856	704,281
NICE Holdings Co. Ltd.	63,068	502,718
NongShim Co. Ltd.	4,995	1,231,698
OCI Holdings Co. Ltd.	24,357	1,038,846
Orion Corp.	27,331	2,010,079
Orion Holdings Corp.	82,790	957,244
Ottogi Corp.	2,315	685,348
Pan Ocean Co. Ltd.	642,060	1,590,135
Partron Co. Ltd.	169,205	875,711
Poongsan Corp.	55,764	2,054,600
POSCO Future M Co. Ltd.	3,432	423,880
Posco International Corp.	56,701	1,918,417
S-1 Corp.	43,499	1,958,164
Samchully Co. Ltd.	16,378	1,064,825
Samsung Biologics Co. Ltd. *	137	95,749
Samsung Card Co. Ltd.	56,942	1,742,893
Samsung E&A Co. Ltd. *	173,809	2,236,387
Samsung Heavy Industries Co. Ltd. *	306,978	2,556,958
Samsung Securities Co. Ltd.	82,323	2,808,913
SAMT Co. Ltd.	175,543	344,153
Samyang Corp.	11,154	402,969
SD Biosensor, Inc. *	118,217	932,991
SeAH Besteel Holdings Corp.	59,198	975,989
SeAH Steel Corp.	3,590	300,057
SeAH Steel Holdings Corp.	4,338	533,291
Sebang Global Battery Co. Ltd.	11,283	572,622
Seegene, Inc.	69,385	1,181,243
Seohee Construction Co. Ltd.	463,100	503,582
Seoul Semiconductor Co. Ltd.	114,440	576,691
Seoyon Co. Ltd.	3,843	18,457
Seoyon E-Hwa Co. Ltd.	55,533	477,288
SFA Engineering Corp.	58,039	886,155
Shinsegae, Inc.	26,964	2,597,729
SIMMTECH Co. Ltd.	36,794	289,066
SK Chemicals Co. Ltd.	27,522	829,576
SK Discovery Co. Ltd.	61,917	1,633,307
SK Gas Ltd.	9,402	1,462,481
SK Networks Co. Ltd.	733,108	2,283,326
SK Square Co. Ltd. *	8,986	473,439
SKC Co. Ltd. *	16,451	1,166,269
SL Corp.	32,467	715,645
SNT Motiv Co. Ltd.	10,932	324,030
Songwon Industrial Co. Ltd.	28,750	215,772
Soulbrain Co. Ltd.	5,351	688,509
Sungwoo Hitech Co. Ltd.	219,195	826,469
Taekwang Industrial Co. Ltd.	980	438,350
Taihan Electric Wire Co. Ltd. *	35,623	288,804
TKG Huchems Co. Ltd.	30,194	400,191
Unid Co. Ltd.	6,914	310,252
WONIK IPS Co. Ltd. *	38,772	635,060
Young Poong Corp.	2,958	888,428
Youngone Corp.	60,539	1,777,049
Youngone Holdings Co. Ltd.	20,626	1,271,521
Yuhan Corp.	27,502	2,274,994
		218,645,771

Singapore 1.7%
AEM Holdings Ltd.	7,477	7,362
BOC Aviation Ltd.	113,889	880,342
BW LPG Ltd.	112,603	1,363,897
CapitaLand Ascendas REIT	1,487,358	2,906,708

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
CapitaLand Ascott Trust	1,360,018	902,858
CapitaLand China Trust	566,876	302,328
CapitaLand Integrated Commercial Trust	1,744,463	2,550,365
CapitaLand Investment Ltd.	1,277,814	2,602,045
City Developments Ltd.	516,015	2,005,324
ESR-LOGOS REIT	570,157	110,574
First Resources Ltd.	398,457	442,846
Frasers Logistics & Commercial Trust	1,006,312	683,060
Genting Singapore Ltd.	4,238,585	2,418,616
Geo Energy Resources Ltd.	381,791	75,467
Hafnia Ltd.	80,473	463,704
Hutchison Port Holdings Trust, U Shares	11,128,883	1,758,363
IGG, Inc.	3,657,474	1,663,866
Jardine Cycle & Carriage Ltd.	107,844	2,272,474
Keppel DC REIT	64,702	107,141
Keppel Infrastructure Trust	4,852,754	1,628,866
Keppel Ltd.	1,006,318	5,051,669
Manulife U.S. Real Estate Investment Trust *	4,299,200	442,818
Mapletree Industrial Trust	747,354	1,293,299
Mapletree Logistics Trust	1,196,370	1,142,247
Mapletree Pan Asia Commercial Trust	956,585	877,634
Netlink NBN Trust	1,592,213	1,027,311
SATS Ltd.	565,003	1,584,613
Sea Ltd., ADR *	26,508	3,016,610
Seatrium Ltd. *	535,632	771,096
Sembcorp Industries Ltd.	636,125	2,476,838
Sheng Siong Group Ltd.	394,309	485,294
Singapore Exchange Ltd.	404,498	3,837,851
Singapore Post Ltd.	1,760,974	761,843
Singapore Technologies Engineering Ltd.	1,128,273	3,787,139
StarHub Ltd.	408,087	371,362
Suntec Real Estate Investment Trust	569,018	483,855
UOL Group Ltd.	530,887	2,098,759
		54,656,444

Spain 1.4%
Abengoa SA, B Shares *(c)	192,522,094	203
Almirall SA	83,397	779,543
Atresmedia Corp. de Medios de Comunicacion SA	77,237	370,771
Bankinter SA (a)	451,960	3,576,384
Cellnex Telecom SA *	55,005	1,974,112
CIE Automotive SA	56,119	1,487,750
Construcciones y Auxiliar de Ferrocarriles SA	34,224	1,189,250
Corp. ACCIONA Energias Renovables SA	42,095	901,664
Ebro Foods SA	39,556	668,465
EDP Renovaveis SA	99,124	1,160,018
Elecnor SA	22,346	480,298
Ence Energia y Celulosa SA	229,793	670,358
Faes Farma SA	300,286	1,127,512
Fluidra SA	66,421	1,734,204
Gestamp Automocion SA	586,589	1,598,453
Grupo Catalana Occidente SA	19,789	757,667
Indra Sistemas SA	98,784	1,738,233
Inmobiliaria Colonial Socimi SA	198,876	1,146,889
International Consolidated Airlines Group SA	657,198	2,178,545
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	470,256	533,439
Logista Integral SA	59,020	1,887,563
Mapfre SA (a)	799,407	2,077,062
Melia Hotels International SA	68,099	486,581
Merlin Properties Socimi SA (a)	287,935	3,162,818
Naturgy Energy Group SA	81,008	1,995,275
Obrascon Huarte Lain SA *(a)	767,676	235,624
SECURITY	NUMBER OF SHARES	VALUE ($)
Prosegur Cia de Seguridad SA	772,545	1,594,390
Sacyr SA	699,138	2,283,225
Unicaja Banco SA	998,006	1,283,887
Vidrala SA	14,636	1,451,558
Vidrala SA - Interim Shares *(c)	781	77,457
Viscofan SA	39,013	2,517,659
		43,126,857

Sweden 3.6%
AAK AB	117,678	3,181,521
AcadeMedia AB	110,214	601,598
AddLife AB, B Shares	67,765	826,051
AddTech AB, B Shares	60,194	1,653,855
AFRY AB	141,522	1,964,926
Alleima AB	246,081	1,722,974
Ambea AB	93,322	820,500
Arjo AB, B Shares	278,304	874,252
Attendo AB	87,192	388,093
Avanza Bank Holding AB	34,530	740,007
Axfood AB	101,702	2,176,764
Beijer Alma AB	19,287	303,820
Beijer Ref AB	91,988	1,449,048
Betsson AB, Class B *	142,161	1,818,603
BHG Group AB *	46,889	80,261
Bilia AB, A Shares	199,463	2,241,455
Billerud Aktiebolag	461,152	4,037,617
Bonava AB, B Shares *	874,025	615,564
Bravida Holding AB	283,145	2,043,423
Castellum AB *	205,902	2,432,615
Clas Ohlson AB, B Shares	66,952	1,207,961
Cloetta AB, B Shares	246,904	588,381
Coor Service Management Holding AB	130,908	403,556
Corem Property Group AB, B Shares	471,893	304,904
Dometic Group AB	446,758	2,260,621
Dustin Group AB *(a)	375,961	162,107
Electrolux Professional AB, B Shares	150,383	964,095
Elekta AB, B Shares	336,735	2,006,128
Embracer Group AB *	380,255	1,001,931
EQT AB	69,444	2,101,983
Evolution AB	27,510	2,398,560
Fabege AB	118,901	924,520
Fastighets AB Balder, B Shares *	203,966	1,567,640
Getinge AB, B Shares	204,851	3,197,851
Granges AB	174,303	1,984,262
Hexpol AB	257,829	2,495,915
Holmen AB, B Shares	88,735	3,338,478
Husqvarna AB, B Shares	287,240	1,661,011
Industrivarden AB, A Shares	38,757	1,271,449
Industrivarden AB, C Shares	42,926	1,405,463
Indutrade AB	103,635	2,642,401
Instalco AB	84,424	237,835
Intrum AB *(a)	255,299	668,944
Investment AB Latour, B Shares	37,111	941,468
Inwido AB	86,592	1,451,283
JM AB	155,941	2,503,602
Kinnevik AB, Class B *	151,105	1,048,851
KNOW IT AB	5,177	63,818
L E Lundbergforetagen AB, B Shares	24,319	1,178,215
Lagercrantz Group AB, B Shares	28,003	507,800
Lifco AB, B Shares	54,668	1,657,236
Lindab International AB	75,731	1,578,589
Loomis AB	117,743	3,597,363
MEKO AB	37,093	452,501
Munters Group AB	3,938	62,539
Mycronic AB	29,961	1,060,819
NCAB Group AB (a)	80,067	418,343
NCC AB, B Shares	249,295	3,719,270
New Wave Group AB, B Shares	85,176	754,729

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Nibe Industrier AB, B Shares	678,850	2,873,604
Nolato AB, B Shares	211,842	1,046,711
Nordnet AB publ	6,638	143,717
Nyfosa AB	13,187	131,642
Pandox AB	51,734	911,600
Peab AB, B Shares	691,001	5,072,304
Ratos AB, B Shares	554,285	1,615,312
Saab AB, B Shares	176,609	3,863,324
Sagax AB, B Shares	29,574	654,380
Samhallsbyggnadsbolaget i Norden AB	2,581,160	912,602
Samhallsbyggnadsbolaget i Norden AB, D Shares (a)	161,484	85,631
Scandic Hotels Group AB *	201,788	1,250,219
Sinch AB *	496,283	906,539
Stillfront Group AB *	491,670	330,516
Storskogen Group AB, B Shares	1,097,058	1,133,344
Sweco AB, B Shares	155,989	2,338,653
Swedish Orphan Biovitrum AB *	81,922	2,268,848
Thule Group AB	82,162	2,584,011
Wihlborgs Fastigheter AB	135,014	1,367,594
		115,255,920

Switzerland 3.0%
Accelleron Industries AG	34,089	1,911,460
Allreal Holding AG	10,416	1,912,950
ALSO Holding AG	9,376	2,500,976
Aryzta AG *	573,509	997,294
Autoneum Holding AG	3,276	383,749
Avolta AG *	82,628	3,053,766
Banque Cantonale Vaudoise	12,823	1,272,839
Belimo Holding AG	3,612	2,416,883
Bell Food Group AG	2,773	834,103
BKW AG	11,392	1,957,717
Bossard Holding AG, Class A	1,816	411,022
Bucher Industries AG	9,260	3,578,922
Burckhardt Compression Holding AG	646	483,950
Bystronic AG	1,798	683,689
Cembra Money Bank AG	23,731	2,184,545
Clariant AG *	249,902	3,009,603
Comet Holding AG	2,524	800,747
Daetwyler Holding AG	4,398	686,907
DKSH Holding AG	31,830	2,366,476
DocMorris AG *(a)	5,275	179,625
dormakaba Holding AG	3,332	2,526,420
DSM-Firmenich AG	80,670	8,856,923
Emmi AG	1,767	1,546,376
EMS-Chemie Holding AG	3,269	2,324,663
Flughafen Zurich AG	9,024	2,144,865
Forbo Holding AG	1,236	1,094,302
Galenica AG	27,898	2,427,221
Georg Fischer AG	31,607	2,450,350
Helvetia Holding AG	28,909	5,066,458
Huber & Suhner AG	20,219	1,723,549
Implenia AG	12,198	404,292
Inficon Holding AG	652	757,830
Interroll Holding AG	315	777,667
Kardex Holding AG	1,433	444,864
Komax Holding AG *	1,417	183,358
Landis & Gyr Group AG *	22,336	1,622,593
Mobilezone Holding AG	3,797	60,166
Mobimo Holding AG	3,936	1,279,982
OC Oerlikon Corp. AG Pfaffikon	432,984	1,840,059
PSP Swiss Property AG	14,154	2,062,853
Schweiter Technologies AG	1,183	547,859
SFS Group AG	13,982	2,025,089
Siegfried Holding AG *	1,176	1,487,019
SIG Group AG *	148,665	2,939,551
Softwareone Holding AG *	76,573	674,468
SECURITY	NUMBER OF SHARES	VALUE ($)
St. Galler Kantonalbank AG	1,494	722,411
Stadler Rail AG	42,799	943,424
Straumann Holding AG	18,555	2,414,677
Sulzer AG	12,510	1,885,730
Swiss Prime Site AG	19,746	2,181,922
Tecan Group AG	4,313	1,029,050
Temenos AG	29,929	1,965,258
u-blox Holding AG *	3,194	250,879
Valiant Holding AG	11,084	1,321,022
VAT Group AG	5,088	2,029,425
Vontobel Holding AG	26,707	1,761,268
Zehnder Group AG	7,191	375,058
		95,776,124

Thailand 0.0%
Thai Beverage PCL	1,926,386	811,851

United Kingdom 8.5%
4imprint Group PLC	13,747	882,393
AG Barr PLC	44,102	346,425
Airtel Africa PLC	2,043,175	2,739,812
Allfunds Group PLC	77,793	458,892
Ashmore Group PLC	510,599	1,135,745
ASOS PLC *	399,962	1,914,528
Assura PLC	1,392,952	700,415
Auto Trader Group PLC	223,401	2,382,373
Babcock International Group PLC	220,878	1,441,636
Bank of Georgia Group PLC	24,615	1,465,791
Beazley PLC	308,512	3,044,922
Big Yellow Group PLC	63,232	861,578
Bodycote PLC	261,944	2,064,253
Breedon Group PLC	237,232	1,390,071
British Land Co. PLC	680,067	3,360,784
Britvic PLC	204,348	3,350,602
Capita PLC *	1,937,990	426,641
Capricorn Energy PLC	40,348	121,544
Card Factory PLC	390,506	442,250
Carnival PLC *	47,346	1,083,525
Carnival PLC, ADR *	37,752	867,919
Chemring Group PLC	210,282	947,504
Clarkson PLC	18,357	928,640
Close Brothers Group PLC *	378,934	1,077,920
Coats Group PLC	1,641,339	2,009,034
Computacenter PLC	86,554	2,451,123
ConvaTec Group PLC	998,041	2,988,728
Cranswick PLC	73,222	4,616,214
Crest Nicholson Holdings PLC	671,872	1,411,634
CVS Group PLC	30,063	324,798
Deliveroo PLC *	283,051	539,298
Derwent London PLC	55,228	1,483,976
Diploma PLC	36,276	2,056,444
DiscoverIE Group PLC	41,433	328,620
Diversified Energy Co. PLC (a)	19,959	324,214
Domino's Pizza Group PLC	200,270	866,499
Dr. Martens PLC	1,123,084	984,972
Drax Group PLC	606,529	5,142,095
Dunelm Group PLC	95,078	1,382,512
easyJet PLC	509,635	3,580,882
Elementis PLC	646,412	1,096,044
Endava PLC, ADR *	17,337	490,810
Endeavour Mining PLC (b)	60,896	1,212,136
Endeavour Mining PLC (b)	65,844	1,292,189
EnQuest PLC *	4,944,208	703,846
Essentra PLC	777,916	1,431,739
FDM Group Holdings PLC	136,011	559,256
Ferrexpo PLC *	1,569,031	1,621,380
Fevertree Drinks PLC	30,880	273,573

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Forterra PLC	234,883	533,804
Frasers Group PLC *	152,702	1,429,487
Fresnillo PLC	266,861	2,191,191
Future PLC	79,748	913,794
Games Workshop Group PLC	14,311	2,570,247
Gamma Communications PLC	28,444	571,229
Genuit Group PLC	241,965	1,247,114
Genus PLC	42,254	921,611
Georgia Capital PLC *	9,335	140,247
Grainger PLC	372,437	1,107,724
Greggs PLC	70,532	2,422,335
Halfords Group PLC	968,951	1,849,841
Halma PLC	139,264	4,793,472
Hammerson PLC	134,234	499,229
Hargreaves Lansdown PLC	224,909	3,125,995
Hikma Pharmaceuticals PLC	156,110	3,817,671
Hill & Smith PLC	58,389	1,532,547
Hilton Food Group PLC	163,468	1,882,451
Hiscox Ltd.	75,585	1,008,759
Hochschild Mining PLC *	490,440	1,334,020
Howden Joinery Group PLC	418,708	4,342,743
Hunting PLC	304,699	1,173,482
Ibstock PLC	598,977	1,419,119
IG Group Holdings PLC	212,944	2,591,594
IMI PLC	198,712	4,596,827
InterContinental Hotels Group PLC	22,014	2,742,128
Intermediate Capital Group PLC	149,864	4,034,465
Investec PLC	390,341	2,830,496
J D Wetherspoon PLC	98,843	806,573
JD Sports Fashion PLC	2,396,273	3,100,607
JET2 PLC	48,925	978,188
Johnson Service Group PLC	198,292	362,936
Jupiter Fund Management PLC	1,609,100	1,707,781
Just Group PLC	1,449,479	2,638,260
Keller Group PLC	198,684	3,757,756
Kier Group PLC	1,142,999	2,124,007
Lancashire Holdings Ltd.	100,012	807,214
Land Securities Group PLC	504,247	3,864,767
Liontrust Asset Management PLC	18,010	100,151
LondonMetric Property PLC	313,549	773,161
Marshalls PLC	331,126	1,334,183
Mears Group PLC	19,039	88,449
Mitchells & Butlers PLC *	409,130	1,281,861
Mitie Group PLC	1,376,514	1,907,084
Mobico Group PLC *	3,081,539	3,401,733
MONY Group PLC	493,211	1,228,716
Morgan Advanced Materials PLC	462,725	1,561,530
Morgan Sindall Group PLC	84,099	4,067,319
Ninety One PLC	360,066	729,513
Ocado Group PLC *	252,857	1,014,319
OSB Group PLC	462,314	2,364,600
Oxford Instruments PLC	27,844	729,057
Pagegroup PLC	524,410	2,400,918
Paragon Banking Group PLC	190,984	1,838,833
PayPoint PLC	12,180	126,947
Pennon Group PLC	401,999	3,081,094
Pets at Home Group PLC	668,636	1,976,797
Pinewood Technologies Group PLC	177,108	773,264
Polar Capital Holdings PLC	48,127	330,328
Premier Foods PLC	742,145	1,845,102
Primary Health Properties PLC	635,337	769,187
PZ Cussons PLC	446,043	450,720
QinetiQ Group PLC	479,753	2,531,849
Quilter PLC	1,753,343	3,340,652
Rathbones Group PLC	20,382	432,121
Reach PLC	547,336	619,165
Renew Holdings PLC	29,112	384,829
Renewi PLC	142,456	1,470,278
Renishaw PLC	19,725	784,737
SECURITY	NUMBER OF SHARES	VALUE ($)
Rightmove PLC	223,781	1,834,618
Rolls-Royce Holdings PLC *	1,047,355	7,436,311
Rotork PLC	618,361	2,618,845
RS Group PLC	222,035	2,016,445
RWS Holdings PLC	257,327	501,734
Safestore Holdings PLC	90,087	852,490
Savills PLC	195,644	2,670,752
Schroders PLC	836,775	3,352,414
Segro PLC	290,996	2,884,990
Senior PLC	355,976	656,977
Serco Group PLC	1,867,785	3,720,134
Serica Energy PLC	201,942	330,088
Softcat PLC	54,174	1,086,577
Spectris PLC	57,496	1,848,932
Spirax Group PLC	33,931	3,092,278
Spire Healthcare Group PLC	332,931	954,253
Spirent Communications PLC *	604,260	1,315,661
SSP Group PLC	788,689	1,603,941
St. James's Place PLC	298,594	3,423,342
SThree PLC	308,187	1,402,362
Synthomer PLC *	313,952	666,411
Tate & Lyle PLC	272,599	2,553,609
TBC Bank Group PLC	17,767	684,257
Telecom Plus PLC	65,528	1,499,209
THG PLC *(a)	1,207,134	733,716
TI Fluid Systems PLC	1,170,275	2,858,933
TORM PLC, Class A	16,419	345,773
Tritax Big Box REIT PLC	581,954	1,028,913
Tullow Oil PLC *	2,982,890	783,304
UNITE Group PLC	80,017	897,044
Vanquis Banking Group PLC	346,805	201,889
Vesuvius PLC	533,081	2,828,866
Victrex PLC	106,812	1,171,638
Vistry Group PLC *	290,788	2,424,616
Watches of Switzerland Group PLC *	254,927	1,506,716
Weir Group PLC	176,682	4,994,474
WH Smith PLC	71,346	1,115,417
Whitbread PLC	60,896	2,205,953
Wickes Group PLC	368,161	689,760
Workspace Group PLC	55,569	397,652
Zigup PLC	598,288	2,885,923
		270,195,604

United States 0.2%
Coronado Global Resources, Inc.	3,663,563	2,207,631
Garrett Motion, Inc. *	45,814	388,503
Kulicke & Soffa Industries, Inc.	34,009	1,646,716
Magnachip Semiconductor Corp. *	86,032	371,658
Mercer International, Inc.	84,428	520,921
SolarEdge Technologies, Inc. *	35,400	559,320
		5,694,749
Total Common Stocks (Cost $2,871,749,176)		3,143,230,083

PREFERRED STOCKS 0.2% OF NET ASSETS

Germany 0.2%
Draegerwerk AG & Co. KGaA	20,930	962,728
Jungheinrich AG	38,636	1,018,552
KSB SE & Co. KGaA	800	518,806
Sartorius AG	5,589	1,285,696
Sixt SE	13,165	746,692
STO SE & Co. KGaA	2,949	342,621
		4,875,095

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Italy 0.0%
Danieli & C Officine Meccaniche SpA - RSP	44,052	897,985

Republic of Korea 0.0%
Daishin Securities Co. Ltd.	27,168	304,972
Total Preferred Stocks (Cost $6,686,409)		6,078,052

RIGHTS 0.0% OF NET ASSETS

Singapore 0.0%
Keppel DC REIT
expires 12/10/24, strike SGD 2.03 *(c)	5,564	789

Spain 0.0%
Viscofan SA
expires 12/11/24, strike EUR 1.44 *	39,013	59,830
Total Rights (Cost $56,589)		60,619

WARRANTS 0.0% OF NET ASSETS

Italy 0.0%
Webuild SpA
expires 08/02/30 *(a)(c)	9,734	27,203
Total Warrants (Cost $0)		27,203

SHORT-TERM INVESTMENTS 1.4% OF NET ASSETS

Money Market Funds 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59% (d)	4,164,257	4,164,257
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59% (d)(e)	38,877,876	38,877,876
		43,042,133
Total Short-Term Investments (Cost $43,042,133)		43,042,133
Total Investments in Securities (Cost $2,921,534,307)		3,192,438,090

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 12/20/24	189	22,034,565	(901,225)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $36,618,756.
(b)	Security is traded on separate exchanges for the same issuer.
(c)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

EUR —	Euro
SGD —	Singapore Dollar

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,651,131,571	$—	$—	$1,651,131,571
China	24,759,285	—	131,463	24,890,748
Hong Kong	71,173,716	—	0 *	71,173,716
Japan	1,117,590,405	—	121,960	1,117,712,365
Luxembourg	16,549,055	—	0 *	16,549,055
Republic of Korea	215,908,145	—	2,737,626	218,645,771
Spain	43,049,197	—	77,660	43,126,857
Preferred Stocks[1]	6,078,052	—	—	6,078,052
Rights[1]	59,830	—	—	59,830
Singapore	—	—	789	789
Warrants
Italy	—	—	27,203	27,203
Short-Term Investments[1]	43,042,133	—	—	43,042,133
Liabilities
Futures Contracts[2]	(901,225)	—	—	(901,225)
Total	$3,188,440,164	$—	$3,096,701	$3,191,536,865

*	Level 3 amount shown includes securities determined to have no value at November 30, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab Fundamental Emerging Markets Equity ETF

Portfolio Holdings as of November 30, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 95.8% OF NET ASSETS

Brazil 6.3%
Ambev SA	6,352,467	13,544,071
B3 SA - Brasil Bolsa Balcao	4,063,346	6,301,924
Banco Bradesco SA	3,080,436	5,742,298
Banco do Brasil SA	4,780,172	19,831,151
Banco Santander Brasil SA	1,150,379	4,803,321
Centrais Eletricas Brasileiras SA	1,352,147	7,783,624
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	458,007	7,132,471
Cia Energetica de Minas Gerais	574,924	1,444,376
Cia Paranaense de Energia - Copel	896,054	1,310,167
Cia Siderurgica Nacional SA	2,792,050	5,218,741
Equatorial Energia SA	1,116,833	5,725,718
Itau Unibanco Holding SA	678,759	3,242,228
JBS SA	6,408,831	40,058,883
Klabin SA	1,419,673	5,280,989
Marfrig Global Foods SA *	1,893,883	5,953,821
Natura & Co. Holding SA	1,020,012	2,371,227
Petroleo Brasileiro SA	13,706,416	97,839,842
Suzano SA	1,125,251	11,760,137
Telefonica Brasil SA	1,113,790	9,237,668
Ultrapar Participacoes SA	2,707,352	8,134,775
Vale SA	11,681,138	114,998,751
Vibra Energia SA	5,651,935	19,528,765
		397,244,948

Chile 0.5%
Banco de Chile	57,084,524	6,499,303
Cencosud SA	4,932,771	10,358,188
Empresas CMPC SA	3,725,999	5,858,549
Empresas Copec SA	1,688,051	10,462,890
		33,178,930

China 34.7%
Agile Group Holdings Ltd. *(a)	78,886,805	8,110,138
Agricultural Bank of China Ltd., A Shares	12,797,700	8,489,909
Agricultural Bank of China Ltd., H Shares	74,360,621	37,077,344
Alibaba Group Holding Ltd.	15,766,052	169,481,691
Aluminum Corp. of China Ltd., A Shares	2,602,700	2,699,405
Aluminum Corp. of China Ltd., H Shares	10,102,485	5,997,967
Anhui Conch Cement Co. Ltd., A Shares	1,452,800	5,141,485
Anhui Conch Cement Co. Ltd., H Shares	5,719,804	14,921,452
ANTA Sports Products Ltd.	726,513	7,179,656
BAIC Motor Corp. Ltd., H Shares	44,522,201	12,816,178
Baidu, Inc., A Shares *	2,263,409	23,647,622
Bank of Beijing Co. Ltd., A Shares	4,263,300	3,363,318
Bank of China Ltd., A Shares	6,885,100	4,757,448
Bank of China Ltd., H Shares	203,296,928	94,313,075
Bank of Communications Co. Ltd., A Shares	8,337,300	8,428,600
Bank of Communications Co. Ltd., H Shares	21,032,449	15,190,080
SECURITY	NUMBER OF SHARES	VALUE ($)
BOE Technology Group Co. Ltd., A Shares	6,178,100	3,663,949
BYD Co. Ltd., A Shares	56,500	2,141,601
BYD Co. Ltd., H Shares	365,406	11,908,548
China CITIC Bank Corp. Ltd., A Shares	2,169,600	2,031,774
China CITIC Bank Corp. Ltd., H Shares	28,432,568	18,123,065
China Coal Energy Co. Ltd., A Shares	1,848,797	3,177,118
China Coal Energy Co. Ltd., H Shares	4,958,702	5,881,710
China Communications Services Corp. Ltd., H Shares	14,486,025	7,595,271
China Construction Bank Corp., A Shares	3,071,500	3,380,488
China Construction Bank Corp., H Shares	300,566,210	225,959,138
China Everbright Bank Co. Ltd., A Shares	13,550,500	6,727,967
China Everbright Bank Co. Ltd., H Shares	19,786,452	6,865,396
China Gas Holdings Ltd.	5,091,545	4,213,756
China Hongqiao Group Ltd.	9,776,339	14,246,992
China Life Insurance Co. Ltd., A Shares	31,600	183,483
China Life Insurance Co. Ltd., H Shares	5,276,459	9,981,235
China Mengniu Dairy Co. Ltd.	5,068,749	11,060,439
China Merchants Bank Co. Ltd., A Shares	3,132,900	15,702,092
China Merchants Bank Co. Ltd., H Shares	6,916,485	31,331,302
China Minsheng Banking Corp. Ltd., A Shares	18,219,800	9,950,957
China Minsheng Banking Corp. Ltd., H Shares	34,789,889	13,546,577
China National Building Material Co. Ltd., H Shares	68,174,151	29,086,516
China Pacific Insurance Group Co. Ltd., A Shares	726,400	3,396,265
China Pacific Insurance Group Co. Ltd., H Shares	4,430,065	13,919,475
China Petroleum & Chemical Corp., A Shares	11,242,000	9,861,131
China Petroleum & Chemical Corp., H Shares	139,338,113	74,489,857
China Railway Group Ltd., A Shares	6,334,600	5,600,197
China Railway Group Ltd., H Shares	17,220,229	8,276,456
China Resources Building Materials Technology Holdings Ltd.	11,914,997	2,725,510
China Resources Gas Group Ltd.	1,797,919	6,423,161
China Resources Land Ltd.	7,180,454	21,223,335
China Shenhua Energy Co. Ltd., A Shares	804,400	4,433,264
China Shenhua Energy Co. Ltd., H Shares	6,014,228	24,886,834
China State Construction Engineering Corp. Ltd., A Shares	15,162,300	12,505,248
China Tower Corp. Ltd., H Shares	112,890,149	14,797,560
China United Network Communications Ltd., A Shares	10,201,100	7,245,699
China Vanke Co. Ltd., A Shares *	6,961,800	8,257,452
China Vanke Co. Ltd., H Shares *(a)	15,325,055	12,643,606
China Yongda Automobiles Services Holdings Ltd.	25,854,125	6,379,182

Schwab Fundamental Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
CITIC Securities Co. Ltd., A Shares	759,800	3,222,333
CITIC Securities Co. Ltd., H Shares	861,187	2,440,282
COSCO SHIPPING Holdings Co. Ltd., A Shares	3,170,200	5,941,993
COSCO SHIPPING Holdings Co. Ltd., H Shares	9,441,218	13,200,513
Country Garden Holdings Co. Ltd. *(a)(b)	20,200,000	908,559
CRRC Corp. Ltd., A Shares	3,448,000	3,771,087
CRRC Corp. Ltd., H Shares	8,066,763	4,716,769
Dongfeng Motor Group Co. Ltd., H Shares	9,089,884	4,088,465
ENN Energy Holdings Ltd.	1,516,797	10,184,686
GCL Technology Holdings Ltd. *	19,833,977	3,695,827
Geely Automobile Holdings Ltd.	14,070,984	25,062,338
Guangzhou R&F Properties Co. Ltd., H Shares *(a)	56,868,018	12,058,296
Haier Smart Home Co. Ltd., A Shares	783,700	3,062,122
Haier Smart Home Co. Ltd., H Shares	3,451,761	11,732,763
Hengan International Group Co. Ltd.	964,177	2,756,898
Huaneng Power International, Inc., A Shares	449,300	431,912
Huaneng Power International, Inc., H Shares	5,100,678	2,654,708
Industrial & Commercial Bank of China Ltd., A Shares	11,776,100	9,988,555
Industrial & Commercial Bank of China Ltd., H Shares	208,010,033	121,894,192
Industrial Bank Co. Ltd., A Shares	5,440,900	13,544,844
JD.com, Inc., A Shares	2,363,771	43,681,563
JD.com, Inc., ADR	1,457,456	54,479,705
Jiangxi Copper Co. Ltd., A Shares	839,200	2,436,372
Jiangxi Copper Co. Ltd., H Shares	6,379,150	10,230,840
KE Holdings, Inc., ADR	243,187	4,584,075
Kingboard Holdings Ltd.	2,508,712	6,022,289
Kunlun Energy Co. Ltd.	16,037,969	15,127,923
Kweichow Moutai Co. Ltd., A Shares	27,600	5,807,854
Li Ning Co. Ltd.	2,294,771	4,706,587
Longfor Group Holdings Ltd.	11,907,865	16,710,538
Lufax Holding Ltd., ADR	2,598,331	6,365,911
Meituan, B Shares *	1,130,661	24,512,149
Midea Group Co. Ltd., A Shares	490,300	4,742,330
NetEase, Inc.	1,037,370	17,917,064
PDD Holdings, Inc., ADR *	47,297	4,566,998
People's Insurance Co. Group of China Ltd., A Shares	1,109,700	1,108,078
People's Insurance Co. Group of China Ltd., H Shares	15,421,521	7,352,500
PetroChina Co. Ltd., A Shares	5,415,200	6,004,773
PetroChina Co. Ltd., H Shares	69,423,227	49,157,556
PICC Property & Casualty Co. Ltd., H Shares	16,676,065	25,244,848
Ping An Bank Co. Ltd., A Shares	4,751,100	7,456,972
Ping An Insurance Group Co. of China Ltd., A Shares	3,464,600	25,444,784
Ping An Insurance Group Co. of China Ltd., H Shares	17,809,973	102,535,715
Postal Savings Bank of China Co. Ltd., A Shares	2,731,900	1,996,948
Postal Savings Bank of China Co. Ltd., H Shares	21,628,338	12,257,323
Seazen Group Ltd. *(a)	40,415,970	10,335,702
Shanghai Pharmaceuticals Holding Co. Ltd., A Shares	826,600	2,479,595
Shanghai Pudong Development Bank Co. Ltd., A Shares	9,724,800	12,688,137
Shenzhou International Group Holdings Ltd.	690,874	5,282,624
Sinopharm Group Co. Ltd., H Shares	6,816,536	17,782,534
SECURITY	NUMBER OF SHARES	VALUE ($)
Sunac China Holdings Ltd. *(a)	29,337,587	9,349,964
Sunny Optical Technology Group Co. Ltd.	1,047,066	8,470,395
Tencent Holdings Ltd.	3,483,995	178,194,577
Tingyi Cayman Islands Holding Corp.	2,342,911	2,935,583
Vipshop Holdings Ltd., ADR	1,206,816	16,666,129
Weichai Power Co. Ltd., A Shares	1,393,700	2,579,573
Weichai Power Co. Ltd., H Shares	4,081,762	5,623,107
Xiaomi Corp., B Shares *	15,158,625	54,057,591
Yankuang Energy Group Co. Ltd., A Shares	604,955	1,218,153
Yankuang Energy Group Co. Ltd., H Shares	6,218,182	7,151,882
Zhongsheng Group Holdings Ltd.	4,495,904	8,851,353
Zijin Mining Group Co. Ltd., A Shares	1,456,400	3,153,598
Zijin Mining Group Co. Ltd., H Shares	4,341,897	8,336,121
ZTO Express Cayman, Inc., ADR	177,550	3,373,450
		2,169,777,879

Colombia 0.1%
Bancolombia SA	246,613	2,158,117
Ecopetrol SA	7,641,658	3,120,017
Ecopetrol SA, ADR (a)	396,097	3,180,659
		8,458,793

Czech Republic 0.1%
CEZ AS	216,275	8,694,622

Greece 0.3%
Alpha Services & Holdings SA	5,064,011	7,843,737
Eurobank Ergasias Services & Holdings SA, A Shares	1,650,867	3,487,293
National Bank of Greece SA	738,944	5,202,633
		16,533,663

Hong Kong 2.2%
Beijing Enterprises Holdings Ltd.	899,700	2,826,900
BOC Hong Kong Holdings Ltd.	2,570,392	7,894,619
China Everbright Environment Group Ltd.	17,282,484	7,795,557
China Jinmao Holdings Group Ltd.	66,075,123	9,170,555
China Overseas Land & Investment Ltd.	17,038,387	29,209,101
China Resources Power Holdings Co. Ltd.	4,002,289	9,144,797
China Taiping Insurance Holdings Co. Ltd.	3,538,411	5,583,937
CITIC Ltd.	29,891,196	33,150,339
CSPC Pharmaceutical Group Ltd.	10,346,861	6,741,406
Fosun International Ltd.	13,250,795	7,186,018
Lenovo Group Ltd.	8,967,494	10,498,406
Nine Dragons Paper Holdings Ltd. *	6,140,565	2,493,614
Orient Overseas International Ltd.	269,318	3,440,216
Sino Biopharmaceutical Ltd.	5,939,868	2,480,813
		137,616,278

Hungary 0.5%
MOL Hungarian Oil & Gas PLC	2,268,132	15,498,055
OTP Bank Nyrt	245,944	13,284,812
		28,782,867

India 11.5%
Axis Bank Ltd.	1,258,355	16,922,275
Bharat Petroleum Corp. Ltd.	6,801,358	23,512,010

Schwab Fundamental Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Bharti Airtel Ltd.	1,121,894	21,604,389
Bharti Airtel Ltd. - Partly Paid Shares	43,755	629,582
Coal India Ltd.	2,379,630	11,726,887
GAIL India Ltd.	5,132,194	12,114,945
Grasim Industries Ltd.	421,119	12,989,232
HCL Technologies Ltd.	768,236	16,802,385
HDFC Bank Ltd.	1,415,886	30,096,034
Hero MotoCorp Ltd.	97,693	5,505,389
Hindalco Industries Ltd.	2,820,568	21,904,602
Hindustan Petroleum Corp. Ltd.	4,609,364	20,898,529
Hindustan Unilever Ltd.	295,112	8,718,065
ICICI Bank Ltd.	1,411,318	21,715,219
Indian Oil Corp. Ltd.	14,024,308	23,009,185
IndusInd Bank Ltd.	235,114	2,770,990
Infosys Ltd.	2,549,191	56,049,996
ITC Ltd.	2,848,521	16,072,102
JSW Steel Ltd.	1,079,836	12,345,182
Kotak Mahindra Bank Ltd.	238,050	4,973,212
Larsen & Toubro Ltd.	456,547	20,125,701
Mahindra & Mahindra Ltd.	589,087	20,678,917
Maruti Suzuki India Ltd.	81,016	10,618,073
NTPC Ltd.	5,318,425	22,889,125
Oil & Natural Gas Corp. Ltd.	10,600,900	32,205,583
Petronet LNG Ltd.	1,108,354	4,369,339
Power Finance Corp. Ltd.	2,350,217	13,776,499
Power Grid Corp. of India Ltd.	3,558,890	13,873,969
Rajesh Exports Ltd. *	3,094,830	8,708,029
REC Ltd.	960,372	6,053,454
Reliance Industries Ltd.	4,366,487	66,776,626
State Bank of India	1,728,172	17,158,749
Steel Authority of India Ltd.	2,935,780	4,068,928
Sun Pharmaceutical Industries Ltd.	389,260	8,204,307
Tata Consultancy Services Ltd.	614,861	31,078,055
Tata Motors Ltd.	1,755,527	16,339,592
Tata Steel Ltd.	18,063,876	30,900,219
Tech Mahindra Ltd.	588,091	11,917,549
UltraTech Cement Ltd.	54,107	7,173,274
UPL Ltd.	972,116	6,270,139
Vedanta Ltd.	3,368,931	18,081,397
Wipro Ltd.	1,292,351	8,838,085
		720,465,819

Indonesia 1.4%
Alamtri Resources Indonesia Tbk. PT	38,982,226	5,117,263
Astra International Tbk. PT	47,865,701	15,406,442
Bank Central Asia Tbk. PT	18,443,259	11,639,797
Bank Mandiri Persero Tbk. PT	31,465,750	12,212,961
Bank Rakyat Indonesia Persero Tbk. PT	56,044,689	15,032,498
Telkom Indonesia Persero Tbk. PT, Class B	98,847,539	16,906,079
United Tractors Tbk. PT	5,305,912	8,965,970
		85,281,010

Kuwait 0.5%
Kuwait Finance House KSCP	3,740,772	8,977,853
Mobile Telecommunications Co. KSCP	5,537,609	8,301,911
National Bank of Kuwait SAKP	5,752,359	16,274,967
		33,554,731

Malaysia 1.3%
Axiata Group Bhd.	7,309,072	3,847,745
CIMB Group Holdings Bhd.	7,210,824	13,383,419
Genting Bhd.	3,386,600	2,849,468
Malayan Banking Bhd.	7,958,558	18,262,608
Petronas Chemicals Group Bhd.	2,424,000	2,541,246
Public Bank Bhd.	11,381,800	11,445,815
SECURITY	NUMBER OF SHARES	VALUE ($)
Sime Darby Bhd.	7,215,200	3,700,935
Tenaga Nasional Bhd.	7,257,900	22,304,368
		78,335,604

Mexico 2.7%
Alfa SAB de CV, A Shares	21,154,368	16,153,713
America Movil SAB de CV, Series B	46,381,749	34,822,371
Cemex SAB de CV, Series CPO	30,352,816	16,690,378
Fibra Uno Administracion SA de CV	2,222,125	2,328,630
Fomento Economico Mexicano SAB de CV	2,281,195	20,138,789
Grupo Bimbo SAB de CV, Series A	1,919,449	5,662,938
Grupo Financiero Banorte SAB de CV, O Shares	2,977,250	19,888,012
Grupo Mexico SAB de CV, Series B	4,594,508	22,288,773
Grupo Televisa SAB, Series CPO	20,994,904	8,238,782
Nemak SAB de CV *	21,198,489	1,893,937
Ollamani SAB *	492,264	882,523
Orbia Advance Corp. SAB de CV	5,864,022	5,294,090
Wal-Mart de Mexico SAB de CV	5,311,513	14,131,524
		168,414,460

Qatar 0.9%
Industries Qatar QSC	1,047,981	3,736,005
Ooredoo QPSC	2,403,094	7,814,510
Qatar Fuel QSC	2,317,197	9,425,347
Qatar Islamic Bank QPSC	1,351,984	7,768,060
Qatar National Bank QPSC	5,148,048	24,177,869
		52,921,791

Russia 0.0%
Alrosa PJSC *(b)(c)	49,456	0
Federal Grid Co-Rosseti PJSC *(b)(c)	19,817,058	0
Gazprom PJSC *(b)(c)	197,560	0
GMK Norilskiy Nickel PAO *(b)(c)	54,400	0
Inter RAO UES PJSC *(b)(c)	1,590,272	0
LUKOIL PJSC *(b)(c)	15,008	0
Magnit PJSC *(b)(c)	2,064	0
Mobile TeleSystems PJSC *(b)(c)	26,384	0
Novatek PJSC *(b)(c)	5,557	0
Novolipetsk Steel PJSC *(b)(c)	21,760	0
Rosneft Oil Co. PJSC *(b)(c)	28,418	0
Sberbank of Russia PJSC *(b)(c)	90,000	0
Severstal PAO *(b)(c)	3,392	0
Sistema AFK PAO *(b)(c)	127,904	0
Tatneft PJSC *(b)(c)	45,568	0
		0

Saudi Arabia 2.1%
Al Rajhi Bank	607,449	14,729,858
Riyad Bank	950,857	6,643,775
SABIC Agri-Nutrients Co.	66,609	1,964,459
Saudi Arabian Mining Co. *	191,532	2,635,738
Saudi Arabian Oil Co.	3,508,992	25,638,646
Saudi Awwal Bank	282,622	2,335,812
Saudi Basic Industries Corp.	1,778,594	32,618,682
Saudi Electricity Co.	2,162,115	9,564,894
Saudi National Bank	1,388,441	11,992,577
Saudi Telecom Co.	2,342,637	24,817,523
		132,941,964

South Africa 4.3%
Absa Group Ltd.	1,909,460	18,234,411
Anglo American Platinum Ltd.	207,099	6,807,511

Schwab Fundamental Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Bid Corp. Ltd.	450,638	11,006,906
Bidvest Group Ltd.	522,963	7,993,072
Exxaro Resources Ltd.	694,791	6,420,290
FirstRand Ltd.	6,448,359	27,465,877
Gold Fields Ltd.	849,235	12,041,965
Impala Platinum Holdings Ltd. *	3,444,627	19,448,758
MTN Group Ltd.	5,937,016	26,536,831
Naspers Ltd., N Shares	56,283	12,675,067
Nedbank Group Ltd.	996,988	15,938,562
Old Mutual Ltd. (a)	11,556,687	8,118,711
Sanlam Ltd.	2,348,679	11,454,909
Sappi Ltd.	3,014,121	8,414,760
Sasol Ltd.	1,712,307	8,329,412
Shoprite Holdings Ltd.	788,163	12,905,999
Sibanye Stillwater Ltd. *	17,444,017	17,266,571
Standard Bank Group Ltd.	2,234,624	29,303,867
Vodacom Group Ltd. (a)	1,422,721	7,980,076
		268,343,555

Taiwan 20.9%
Acer, Inc.	6,462,470	7,530,231
ASE Technology Holding Co. Ltd.	6,917,000	32,260,736
Asia Cement Corp.	4,906,000	6,350,931
Asustek Computer, Inc.	1,583,100	28,656,922
AUO Corp. *	33,692,496	16,180,862
Catcher Technology Co. Ltd.	1,530,000	9,255,457
Cathay Financial Holding Co. Ltd.	11,002,994	22,254,616
Chailease Holding Co. Ltd.	1,387,514	5,061,737
China Steel Corp.	29,504,088	19,255,816
Chunghwa Telecom Co. Ltd.	4,763,764	18,038,450
Compal Electronics, Inc.	19,835,000	22,501,609
CTBC Financial Holding Co. Ltd.	16,578,809	19,088,368
Delta Electronics, Inc.	1,514,696	17,766,191
E.Sun Financial Holding Co. Ltd.	8,248,792	6,856,429
Evergreen Marine Corp. Taiwan Ltd.	6,176,000	41,258,258
Far Eastern New Century Corp.	9,087,061	9,343,590
Far EasTone Telecommunications Co. Ltd.	1,213,000	3,357,101
First Financial Holding Co. Ltd.	8,386,959	7,022,913
Formosa Chemicals & Fibre Corp.	9,641,882	10,047,647
Formosa Petrochemical Corp.	3,103,704	3,907,936
Formosa Plastics Corp.	8,598,476	10,945,633
Fubon Financial Holding Co. Ltd.	10,516,926	28,491,503
Hon Hai Precision Industry Co. Ltd.	40,083,928	241,246,434
Innolux Corp.	40,309,444	18,800,236
Inventec Corp.	6,325,646	9,542,119
KGI Financial Holding Co. Ltd.	19,578,000	10,366,703
Largan Precision Co. Ltd.	109,200	8,185,882
Lite-On Technology Corp., ADR	2,828,229	9,055,069
MediaTek, Inc.	1,240,046	47,909,914
Mega Financial Holding Co. Ltd.	7,839,788	9,593,682
Micro-Star International Co. Ltd.	1,347,000	7,091,001
Nan Ya Plastics Corp.	11,672,588	13,906,633
Novatek Microelectronics Corp.	698,000	10,400,271
Pegatron Corp.	8,793,234	25,527,259
Pou Chen Corp.	9,952,000	12,500,126
Powertech Technology, Inc.	1,755,000	6,618,462
President Chain Store Corp.	361,000	3,006,203
Quanta Computer, Inc.	2,907,058	26,042,973
Realtek Semiconductor Corp.	191,000	2,798,879
Shin Kong Financial Holding Co. Ltd. *	10,456,945	3,718,182
Synnex Technology International Corp.	4,133,178	9,619,440
Taiwan Cooperative Financial Holding Co. Ltd.	3,881,994	2,975,761
Taiwan Mobile Co. Ltd.	2,283,530	7,943,813
Taiwan Semiconductor Manufacturing Co. Ltd.	10,583,352	324,508,777
TCC Group Holdings Co. Ltd.	10,914,760	11,256,487
SECURITY	NUMBER OF SHARES	VALUE ($)
Unimicron Technology Corp.	427,000	1,958,655
Uni-President Enterprises Corp.	7,731,796	20,113,190
United Microelectronics Corp.	16,059,931	21,531,570
Walsin Lihwa Corp.	3,374,925	2,711,743
Wan Hai Lines Ltd.	3,758,000	9,602,377
Wistron Corp.	5,254,934	18,361,451
WPG Holdings Ltd.	5,615,880	12,171,227
Yageo Corp.	507,188	8,025,571
Yang Ming Marine Transport Corp.	11,056,000	24,914,546
Yuanta Financial Holding Co. Ltd.	11,290,396	11,556,989
Zhen Ding Technology Holding Ltd.	1,806,000	6,366,007
		1,305,360,568

Thailand 2.8%
Advanced Info Service PCL NVDR	1,324,500	11,006,123
Bangkok Bank PCL NVDR	1,911,700	8,332,944
Bangkok Dusit Medical Services PCL NVDR	3,538,500	2,605,062
Banpu PCL NVDR	41,068,500	6,825,292
Charoen Pokphand Foods PCL NVDR	18,232,100	12,704,926
CP ALL PCL NVDR	5,688,100	10,158,062
Kasikornbank PCL NVDR	4,444,200	19,501,483
Krung Thai Bank PCL NVDR	6,536,000	3,811,356
PTT Exploration & Production PCL NVDR	2,313,000	8,598,513
PTT Global Chemical PCL NVDR	11,419,800	8,407,317
PTT PCL NVDR	57,178,700	53,765,233
SCB X PCL NVDR	4,405,900	14,708,814
Siam Cement PCL NVDR	2,295,600	12,282,021
Thai Oil PCL NVDR	4,445,287	4,892,764
		177,599,910

Turkey 1.5%
Akbank TAS	8,300,038	14,555,175
BIM Birlesik Magazalar AS	637,928	8,704,993
Eregli Demir ve Celik Fabrikalari TAS	14,917,830	11,083,205
Haci Omer Sabanci Holding AS	3,551,052	9,261,523
KOC Holding AS	1,743,399	10,073,675
Turk Hava Yollari AO *	1,094,676	8,990,984
Turkcell Iletisim Hizmetleri AS	3,223,826	8,412,728
Turkiye Is Bankasi AS, Class C	21,220,997	8,335,630
Turkiye Petrol Rafinerileri AS	1,800,965	7,639,939
Yapi ve Kredi Bankasi AS	8,838,713	7,549,949
		94,607,801

United Arab Emirates 0.8%
Abu Dhabi Commercial Bank PJSC	1,659,364	4,526,709
Dubai Islamic Bank PJSC	1,906,098	3,528,802
Emaar Properties PJSC	6,138,562	15,960,378
Emirates NBD Bank PJSC	1,055,811	5,748,960
Emirates Telecommunications Group Co. PJSC	2,053,352	9,257,568
First Abu Dhabi Bank PJSC	3,551,569	12,376,658
		51,399,075

United Kingdom 0.1%
Anglogold Ashanti PLC	317,405	7,945,778

Schwab Fundamental Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
United States 0.3%
Yum China Holdings, Inc. (d)	264,261	12,301,349
Yum China Holdings, Inc. (d)	189,141	8,628,751
		20,930,100
Total Common Stocks (Cost $4,942,626,697)		5,998,390,146

PREFERRED STOCKS 3.9% OF NET ASSETS

Brazil 3.6%
Banco Bradesco SA	10,365,526	21,926,690
Centrais Eletricas Brasileiras SA, B Shares	251,567	1,643,645
Cia Energetica de Minas Gerais	3,545,060	7,065,597
Cia Paranaense de Energia - Copel, B Shares	3,190,489	5,188,656
Gerdau SA	5,557,967	18,896,892
Itau Unibanco Holding SA	6,847,237	37,386,202
Metalurgica Gerdau SA	5,754,370	11,044,875
Petroleo Brasileiro SA	18,306,653	119,271,570
Raizen SA	11,082,067	4,900,079
		227,324,206

Chile 0.1%
Sociedad Quimica y Minera de Chile SA, B Shares	175,144	6,673,861

Colombia 0.2%
Bancolombia SA	1,126,839	9,196,443

Russia 0.0%
Surgutneftegas PJSC *(b)(c)	265,800	0
Tatneft PJSC *(b)(c)	4,870	0
Transneft PJSC *(b)(c)	11,600	0
		0
Total Preferred Stocks (Cost $208,423,640)		243,194,510

RIGHTS 0.0% OF NET ASSETS

India 0.0%
UPL Ltd.
expires 12/17/24, strike INR 90.00 *(b)	121,514	261,159

Indonesia 0.0%
Adaro Energy Indonesia Tbk. PT
expires 12/11/24, strike IDR 5,970.73 *(b)	8,881,801	0
Total Rights (Cost $0)		261,159

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 1.4% OF NET ASSETS

Money Market Funds 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59% (e)	38,142,765	38,142,765
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59% (e)(f)	47,502,889	47,502,889
		85,645,654
Total Short-Term Investments (Cost $85,645,654)		85,645,654
Total Investments in Securities (Cost $5,236,695,991)		6,327,491,469

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI Emerging Markets Index, expires 12/20/24	357	19,467,210	(104,252)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $42,869,259.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)
Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions; and therefore, the ability of the fund to buy these securities is currently not permitted, and the ability of the fund to sell these securities is uncertain.

(d)	Security is traded on separate exchanges for the same issuer.
(e)	The rate shown is the annualized 7-day yield.
(f)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

IDR —	Indonesian Rupiah
INR —	Indian Rupee

Schwab Fundamental Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$3,828,612,267	$—	$—	$3,828,612,267
China	2,168,869,320	—	908,559	2,169,777,879
Russia	—	—	0 *	0
Preferred Stocks[1]	243,194,510	—	—	243,194,510
Russia	—	—	0 *	0
Rights
India	—	—	261,159	261,159
Indonesia	—	—	0 *	0
Short-Term Investments[1]	85,645,654	—	—	85,645,654
Liabilities
Futures Contracts[2]	(104,252)	—	—	(104,252)
Total	$6,326,217,499	$—	$1,169,718	$6,327,387,217

*	Level 3 amount shown includes securities determined to have no value at November 30, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Fundamental Index ETFs
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In the event that international securities whose foreign exchanges have halted or suspended trading prior to the normal exchange close, the Valuation Designee may fair value securities whose prices may have been affected by those events. The Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending

Schwab Fundamental Index ETFs
Notes to Portfolio Holdings (Unaudited) (continued)

third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of November 30, 2024, are disclosed in each fund’s Portfolio Holdings.
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